As filed with the Securities and Exchange Commission on March 26, 2008
                                                  Commission File Nos. 333-86933
                                                                       811-09577

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 17            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 21                           |X|

                                 --------------
                            JNLNY Separate Account II
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
_X_   on March 31, 2008, pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                              PERSPECTIVE ADVISORS
                          FIXED AND VARIABLE ANNUITY(R)

                                    Issued by

           Jackson National Life Insurance Company of New York(R) and
                            JNLNY Separate Account II


                                 March 31, 2008


Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements. You should keep this prospectus on file for future reference.


To learn more about the Perspective Advisers Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information ("SAI") dated March 31, 2008, by calling Jackson National Life Insurance Company of New York ("Jackson of NY(SM)") at (800) 599-5651 or by writing Jackson of NY at: Jackson of NY Service Center, P.O. Box 378004, Denver, Colorado 80237-9701. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


o     Individual single premium deferred annuity

o 2 guaranteed fixed account options that offer a minimum interest rate that is guaranteed by Jackson of NY (the "Guaranteed Fixed Account options"), as may be made available by us, or as may be otherwise limited by us

o     6 Guaranteed Minimum Withdrawal Benefit options

o Investment Divisions which purchase shares of the following mutual funds - all Class A shares (the "Funds"):

JNL Series Trust

JNL/AIM International Growth Fund
   (formerly, JNL/JPMorgan International Equity Fund)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
   (formerly, JNL/FI Balanced Fund)
JNL/Capital Guardian Global Diversified Research Fund
   (formerly, JNL/Select Global Growth Fund)
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
   (formerly, JNL/Select Large Cap Growth Fund)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund


JNL/Goldman Sachs Core Plus Bond


JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
   (formerly, JNL/FI Mid-Cap Equity Fund)

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/Lazard Emerging Markets Fund

JNL/Lazard Mid Cap Equity Fund

   (formerly, JNL/Lazard Mid Cap Value Fund)

JNL/Lazard Small Cap Equity Fund

   (formerly, JNL/Lazard Small Cap Value Fund)

JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

JNL/Mellon Capital Management Index 5 Fund

JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund

JNL/PAM Asia ex-Japan Fund

JNL/PAM China-India Fund

JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
   (formerly, JNL/Putnam Equity Fund)

JNL/PPM America High Yield Bond Fund

JNL/PPM America Mid Cap Value Fund

JNL/PPM America Small Cap Value Fund




JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq(R) 25 Fund

   (formerly, JNL/Mellon Capital Management Nasdaq(R) 15 Fund)

JNL/Mellon Capital Management Value Line(R) 30 Fund

  (formerly, JNL/Mellon Capital Management Value Line(R) 25 Fund)

JNL/Mellon Capital Management Dow(SM) Dividend Fund

   (formerly, under JNLNY Variable Fund I LLC)

JNL/Mellon Capital Management S&P(R) 24 Fund

   (formerly, under JNLNY Variable Fund I LLC)


JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund

JNL/Mellon Capital Management S&P(R) SMid 60 Fund

JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund. The prospectuses for the Funds are attached to this prospectus.


We offer other variable annuity products with different product features, benefits and charges.

The SEC has not approved or disapproved the Perspective Advisors Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

Effective September 16, 2002, Perspective Advisors Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts.

--------------------------------------------------------------------------------
        o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
               o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


KEY FACTS................................................................      2

FEES AND EXPENSES TABLES.................................................      4

EXAMPLE..................................................................     10

THE ANNUITY CONTRACT.....................................................     11

JACKSON OF NY............................................................     12

THE GUARANTEED FIXED ACCOUNT.............................................     12

THE SEPARATE ACCOUNT.....................................................     12

INVESTMENT DIVISIONS.....................................................     13

CONTRACT CHARGES.........................................................     25

DISTRIBUTION OF CONTRACTS................................................     32

PURCHASES................................................................     34

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.............................     36

TELEPHONE AND INTERNET TRANSACTIONS......................................     37

ACCESS TO YOUR MONEY.....................................................     38

INCOME PAYMENTS (THE INCOME PHASE).......................................    100

DEATH BENEFIT............................................................    101

TAXES....................................................................    103

OTHER INFORMATION........................................................    107

PRIVACY POLICY...........................................................    108

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.............    113

APPENDIX A (about Dow Jones).............................................    A-1

APPENDIX B (GMWB Prospectus Examples)....................................    B-1

APPENDIX C (Broker-Dealer Support).......................................    C-1

APPENDIX D (Accumulation Unit Values)....................................    D-1

                                    KEY FACTS

================================================================================
Questions: If you have any questions about your Contract, you may contact us at:

Jackson of NY Service Center:             1 (800) 599-5651 (8 a.m. - 8 p.m. ET)


         Mail Address:                    P.O. Box 378004, Denver, CO 80237-9701


         Delivery Address:                7601 Technology Way
                                          Denver, CO 80237

Jackson of NY IMG Service Center:         1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

         Mail Address:                    P.O. Box 33178, Detroit, MI 48232-5178

         Delivery Address:                c/o Standard Federal Bank, Drawer 5178
                                          12425 Merriman Road, Livonia, MI 48150

Home Office:                              2900 Westchester Avenue, Purchase,
                                          New York 10577
================================================================================

--------------------------------------------------------------------------------


The Annuity Contract   The single premium fixed and variable annuity Contract
                       offered by Jackson of NY provides a means for allocating on a tax-deferred basis for non-qualified
                       Contracts to the Guaranteed Fixed Account of Jackson of
                       NY, as may be made available by us, or as may be otherwise limited by us, and investment divisions (the
                       "Investment Divisions")(collectively, the "Allocation
                       Options"). There may be periods when we do not offer any Guaranteed Fixed Account options, or impose special transfer requirements on the Guaranteed Fixed Account options. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.


--------------------------------------------------------------------------------

Allocation Options     You can put money into any of the Allocation Options
                       but you may allocate your Contract Value to no more than 18 Investment Divisions and the Guaranteed Fixed
                       Account at any one time.

--------------------------------------------------------------------------------

Expenses The Contract has insurance features and investment features, and there are costs related to each.

                       Jackson of NY makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge from your Contract.


                       If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance
                       (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges."

                       There are also investment charges which are expected to range, on an annual basis, from 0.58% to 2.27% of the average daily value of a Fund, depending on the Fund.


--------------------------------------------------------------------------------

Purchases              You can buy a Contract for $25,000 or more.  You cannot
                       add subsequent premiums to your Contract. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account options.
                       We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the mortality and expense risk charge).

--------------------------------------------------------------------------------

Access to Your Money   During the accumulation phase, there are a number of
                       ways to take money out of your Contract, generally subject to a charge or adjustment. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------

Income Payments        You may choose to receive regular income from your
                       annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------

Death Benefit          If you die before moving to the income phase, the
                       person you have chosen as your Beneficiary will receive a death benefit.

--------------------------------------------------------------------------------

Free Look              You may return your Contract to the selling agent or to
                       Jackson of NY within 20 days after receiving it.
                       Jackson of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account. We will determine the Contract Value in the Investment
                       Divisions as of the date the Contract is received by Jackson of NY or the date you return it to the selling agent. Jackson of NY will return premium payments where required by law.

--------------------------------------------------------------------------------

Taxes Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

                            FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

--------------------------------------------------------------------------------

                         Owner Transaction Expenses(1)

      Withdrawal Charge                                                     None

--------------------------------------------------------------------------------
      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

            o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

            o     (b) = the present value of the remaining income
                  payments (as of the date of calculation) for the
                  period for which payments are guaranteed to be
                  made, discounted at a rate no more than 1% higher
                  than the rate used in (a).
--------------------------------------------------------------------------------

      Transfer Charge(2) -
           Per transfer after 15 in a Contract Year                   $       25
--------------------------------------------------------------------------------

      Expedited Delivery Charge(3)                                    $    22.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1)   See "Contract Charges."

(2) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(3) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Interest rate adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

--------------------------------------------------------------------------------

                                Periodic Expenses
      Base Contract

      Annual Contract Maintenance Charge                                 $   30

      Separate Account Annual Expenses
           Annual percentage of average daily account
           value of Investment Divisions                                   1.50%

      Mortality And Expense Risk Charge                         1.35%

      Administration Charge                                     0.15%
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Total Separate Account Annual Expenses for Base Contract             1.50%
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Optional Endorsements - The following Guaranteed Minimum Withdrawal Benefit
  (GMWB) optional endorsements are available under the Contract. You may select one from the grouping below.

 -------------------------------------------------------------------------------


  7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge
     (no longer offered as of March 31, 2008)("SafeGuard 7 Plus(SM)")(4) 0.75% Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum
     Annual Charge ("SafeGuard Max(SM)")(5)                                0.81%
  5% GMWB With Annual Step-Up Maximum Annual Charge
     ("AutoGuard 5(SM)")(6)                                                1.47%
  6% GMWB With Annual Step-Up Maximum Annual Charge
     ("AutoGuard 6(SM)")(7)                                                1.62%
  5% GMWB Without Step-Up Maximum Annual Charge
     ("MarketGuard 5(SM)")(8)                                              0.51%
  5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge(no
     longer offered as of March 31, 2008)("LifeGuard Advantage(SM)")(9) 1.50% For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer
      offered as of March 31, 2008)("LifeGuard Ascent (SM)")(10)           1.50%
  Joint For Life GMWB With Annual Step-Up Maximum Annual Charge
     (no longer offered as of March 31, 2008)("LifeGuard Ascent
     With Joint Option")(11)                                               1.71%
  For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge
     ("LifeGuard Freedom(SM)")(12)                                         1.50%
  Joint For Life GMWB With Bonus and Annual Step-Up Maximum
     Annual Charge ("LifeGuard Freedom With Joint Option(SM)")(13)         1.86%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(4) The charge is monthly, currently 0.035% (0.42% annually) of the Guaranteed Withdrawal Balance (GWB), subject to a maximum annual charge of 0.75% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 41. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(5) The current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 44. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(6) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 50. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(7) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(8) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 58.

(9) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


                 5% For Life GMWB With Bonus and Annual Step-Up
                 ----------------------------------------------

                 Annual Charge          Maximum       Current
                 ---------------------------------------------
                 Ages    45 - 49       1.02%/12       0.57%/12
                         50 - 54       1.17%/12       0.72%/12
                         55 - 59       1.50%/12       0.96%/12
                         60 - 64       1.50%/12       0.96%/12
                         65 - 69       1.50%/12       0.96%/12
                         70 - 74       0.90%/12       0.57%/12
                         75 - 80       0.66%/12       0.42%/12
                 ---------------------------------------------
                 Charge Basis                     GWB
                 ---------------------------------------------
                 Charge                         Monthly
                 Frequency


      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 29. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 61.

(10) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 30. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 69.

(11) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 31. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 76.

      (12) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

            While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 83.

      (13) The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

            While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 92.


The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

================================================================================
                      Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------


(Expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses.)

                                 --------------
                                 Minimum: 0.58%

                                 Maximum: 2.27%
                                 --------------


More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC(R), the Funds' Adviser and Administrator, as well as the sub-advisers.

                             Fund Operating Expenses
        (As an annual percentage of the Fund's average daily net assets)

                                                                                                         Acquired
                                                           Management                                    Fund Fees         Annual
                                                           and Admin        Service         Other           and          Operating
                 Fund Name                                   Fee (A)      (12b-1) Fee    Expenses (B)   Expenses (C)      Expenses
----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM International Growth                                 0.82%           0.20%          0.01%          0.01%           1.04%
----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth (F)                                 0.77%           0.20%          0.01%          0.00%           0.98%
----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Real Estate                                          0.81%           0.20%          0.01%          0.01%           1.03%
----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Small Cap Growth                                     0.95%           0.20%          0.00%          0.01%           1.16%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced (F)                     0.80%           0.20%          0.01%          0.00%           1.01%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research             0.90%           0.20%          0.00%          0.01%           1.11%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap                 1.10%           0.20%          0.00%          0.04%           1.34%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity                      0.80%           0.20%          0.00%          0.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources                   0.85%           0.20%          0.00%          0.01%           1.06%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short                                 1.00%           0.20%          1.06%(D)       0.01%           2.27%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity                                        0.73%           0.20%          0.01%          0.01%           0.95%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity                                    0.83%           0.20%          0.00%          0.01%           1.04%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy                     0.05%           0.00%          0.00%          1.06%(E)        1.11%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth                         0.90%           0.20%          0.00%          0.00%           1.10%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Income                                0.82%           0.20%          0.00%          0.00%           1.02%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares                         0.85%           0.20%          0.02%(D)       0.00%           1.07%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value                       0.95%           0.20%          0.01%          0.01%           1.17%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond                             0.70%           0.20%          0.01%          0.01%           0.92%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value                              0.82%           0.20%          0.01%          0.01%           1.04%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond                        0.54%           0.20%          0.01%          0.00%           0.75%
----------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Value                             0.80%           0.20%          0.01%          0.00%           1.01%
----------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth                                   0.80%           0.20%          0.01%          0.01%           1.02%
----------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond                  0.58%           0.20%          0.00%          0.01%           0.79%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Emerging Markets                                  1.09%           0.20%          0.00%          0.02%           1.31%
----------------------------------------------------------------------------------------------------------------------------------

                             Fund Operating Expenses
        (As an annual percentage of the Fund's average daily net assets)

                                                                                                         Acquired
                                                           Management                                    Fund Fees         Annual
                                                           and Admin        Service         Other           and          Operating
                 Fund Name                                  Fee (A)       (12b-1) Fee    Expenses (B)   Expenses (C)      Expenses
----------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity (F)                                0.81%           0.20%          0.01%          0.01%           1.03%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Equity                                  0.85%           0.20%          0.01%          0.01%           1.07%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index                  0.38%           0.20%          0.01%          0.01%           0.60%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index           0.39%           0.20%          0.01%          0.00%           0.60%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index                0.39%           0.20%          0.01%          0.00%           0.60%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index            0.44%           0.20%          0.01%          0.00%           0.65%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index                     0.40%           0.20%          0.00%          0.00%           0.60%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock
   Index                                                     0.58%           0.20%          0.01%          0.01%           0.80%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5                        0.05%           0.00%          0.01%          0.61%(E)        0.67%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10                        0.05%           0.00%          0.01%          0.63%(E)        0.69%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth                                0.84%           0.20%          0.01%          0.00%           1.05%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan                                        1.10%           0.20%          0.00%          0.08%           1.38%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PAM China-India                                          1.20%           0.20%          0.00%          0.08%           1.48%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Real Return                                        0.60%           0.20%          0.00%          0.00%           0.80%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond                                  0.60%           0.20%          0.00%          0.01%           0.81%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Core Equity (F)                              0.75%           0.20%          0.01%          0.00%           0.96%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America High Yield Bond (F)                          0.57%           0.20%          0.00%          0.01%           0.78%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value                                0.85%           0.20%          0.01%          0.00%           1.06%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Small Cap Value                              0.85%           0.20%          0.01%          0.00%           1.06%
----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Value Equity                                 0.65%           0.20%          0.01%          0.00%           0.86%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Select Balanced                                          0.58%           0.20%          0.00%          0.01%           0.79%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Select Money Market                                      0.38%           0.20%          0.00%          0.00%           0.58%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Select Value                                             0.63%           0.20%          0.00%          0.00%           0.83%
----------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth                         0.68%           0.20%          0.00%          0.01%           0.89%
----------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth                             0.81%           0.20%          0.01%          0.02%           1.04%
----------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Value                                      0.75%           0.20%          0.00%          0.01%           0.96%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Conservative                                 0.18%           0.00%          0.00%          0.88%(E)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate                                     0.18%           0.00%          0.01%          0.91%(E)        1.10%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth                              0.15%           0.00%          0.01%          0.96%(E)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Growth                                       0.15%           0.00%          0.00%          0.98%(E)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth                            0.17%           0.00%          0.00%          1.02%(E)        1.19%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement Income                                    0.18%           0.00%          0.00%          0.90%(E)        1.08%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2015                                      0.18%           0.00%          0.00%          1.01%(E)        1.19%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2020                                      0.18%           0.00%          0.00%          1.02%(E)        1.20%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2025                                      0.18%           0.00%          0.00%          1.04%(E)        1.22%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate                                 0.18%           0.00%          0.00%          0.69%(E)        0.87%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth                          0.18%           0.00%          0.00%          0.71%(E)        0.89%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Growth                                   0.18%           0.00%          0.01%          0.67%(E)        0.86%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Competitive Advantage                                0.50%           0.20%          0.00%          0.04%           0.74%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth                             0.50%           0.20%          0.00%          0.05%           0.75%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Intrinsic Value                                      0.50%           0.20%          0.00%          0.04%           0.74%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Total Yield                                          0.50%           0.20%          0.00%          0.04%           0.74%
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4                                                    0.05%           0.00%          0.00%          0.74%(E)        0.79%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25                   0.50%           0.20%          0.04%          0.00%           0.74%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30               0.43%           0.20%          0.16%          0.00%           0.79%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend               0.45%           0.20%          0.02%          0.00%           0.67%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24                      0.52%           0.20%          0.01%          0.00%           0.73%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25                             0.44%           0.20%          0.00%          0.00%           0.64%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap               0.44%           0.20%          0.01%          0.00%           0.65%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5                          0.42%           0.20%          0.02%          0.00%           0.64%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP                            0.44%           0.20%          0.05%          0.00%           0.69%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5                0.46%           0.20%          0.05%          0.00%           0.71%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60                 0.52%           0.20%          0.01%          0.01%           0.74%
----------------------------------------------------------------------------------------------------------------------------------

                            Fund Operating Expenses
        (As an annual percentage of the Fund's average daily net assets)

                                                                                                         Acquired
                                                           Management                                    Fund Fees         Annual
                                                           and Admin        Service         Other           and          Operating
                 Fund Name                                  Fee (A)       (12b-1) Fee    Expenses (B)   Expenses (C)      Expenses
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25       0.57%           0.20%          0.04%          0.01%           0.82%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector          0.49%           0.20%          0.03%          0.00%           0.72%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector         0.52%           0.20%          0.03%          0.00%           0.75%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector               0.51%           0.20%          0.03%          0.00%           0.74%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector              0.49%           0.20%          0.03%          0.00%           0.72%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector               0.44%           0.20%          0.03%          0.00%           0.67%
----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector              0.50%           0.20%          0.03%          0.00%           0.73%
----------------------------------------------------------------------------------------------------------------------------------

(A) Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

      The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

      The JNL/Mellon Capital Management NYSE(R) International 25 Fund, and the JNL/PAM Asia ex-Japan Fund pay an administrative fee of 0.20%.

      The JNL/PAM China-India Fund pays an administrative fee of 0.30%.

      The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

      All other Funds pay an administrative fee of 0.10%.

      The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Acquired Fund Fees and Expenses. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

(D) Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

(E) Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

(F) The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.


                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge.

The following example includes maximum Fund fees and expenses and the cost if you select the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:


                  1 year      3 years      5 years      10 years
                  $  577      $ 1,717      $ 2,838      $  5,566


If you annuitize at the end of the applicable time period:


                  1 year      3 years      5 years      10 years
                  $  577      $ 1,717      $ 2,838      $  5,566


If you do not surrender your Contract:


                  1 year      3 years      5 years      10 years
                  $  577      $ 1,717      $ 2,838      $  5,566


The example does not represent past or future expenses. Your actual costs may be higher or lower.

Condensed Financial Information. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson of NY is a Contract between you, the Owner, and Jackson of NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers Guaranteed Fixed Account options, as may be made available by us, or as may be otherwise limited by us. The Guaranteed Fixed Account options each offer a minimum interest rate that is guaranteed by Jackson of NY for the duration of the Guaranteed Fixed Account period. While your money is in a Guaranteed Fixed Account, the interest your money earns and your principal are guaranteed by Jackson of NY. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the Guaranteed Fixed Account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The Owner (or the joint Owner) can exercise all the rights under the Contract. You can assign the Contract at any time before the Income Date but Jackson of NY will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.

The Contract is a single premium fixed and variable deferred annuity Contract. This prospectus provides a description of the materials rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

Jackson of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson of NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson of NY is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson of NY issues and administers the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact Jackson of NY's Annuity Service Center for more information.

                          THE GUARANTEED FIXED ACCOUNT


If you select a Guaranteed Fixed Account option, your money will be placed with Jackson of NY's other assets. The Guaranteed Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Guaranteed Fixed Account options. Disclosures regarding the Guaranteed Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the available Guaranteed Fixed Account options, as supplemented by our administrative requirements relating to transfers. Both the availability of the Guaranteed Fixed Account options, and transfers into and out of the Guaranteed Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the Jackson of NY registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.


                              THE SEPARATE ACCOUNT

The JNLNY Separate Account II was established by Jackson of NY on November 10, 1998, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson of NY and the obligations under the Contracts are obligations of Jackson of NY. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson of NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson of NY may issue.

The Separate Account is divided into Investment Divisions. Jackson of NY does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS


You may allocate your Contract Value to no more than 18 Allocation Options, which includes the Guaranteed Fixed Account, at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                  JNL/Franklin Templeton Founding Strategy
                  JNL/Mellon Capital Management Index 5
                  JNL/Mellon Capital Management 10 x 10
                  JNL/S&P Managed Conservative
                  JNL/S&P Managed Moderate
                  JNL/S&P Managed Moderate Growth
                  JNL/S&P Managed Growth
                  JNL/S&P Managed Aggressive Growth
                  JNL/S&P Retirement Income
                  JNL/S&P Retirement 2015
                  JNL/S&P Retirement 2020
                  JNL/S&P Retirement 2025
                  JNL/S&P Disciplined Moderate
                  JNL/S&P Disciplined Moderate Growth
                  JNL/S&P Disciplined Growth

                  JNL/S&P 4


The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

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                                JNL Series Trust
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JNL/AIM International Growth Fund

      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

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JNL/AIM Large Cap Growth Fund

      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

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JNL/AIM Real Estate Fund

      Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))


            Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts.


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JNL/AIM Small Cap Growth Fund

      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

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JNL/Capital Guardian Global Balanced Fund

      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

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JNL/Capital Guardian Global Diversified Research Fund

      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)


            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.


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JNL/Capital Guardian International Small Cap Fund

      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

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JNL/Capital Guardian U.S. Growth Equity Fund

      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)


            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.>

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JNL/Credit Suisse Global Natural Resources Fund

      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited
      (sub-sub-adviser))

            Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

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JNL/Credit Suisse Long/Short Fund

      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

            Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

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JNL/Eagle Core Equity Fund

      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) equity securities consisting primarily of common stocks of large U.S. companies.

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JNL/Eagle SmallCap Equity Fund

      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

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JNL/Franklin Templeton Founding Strategy Fund

      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

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JNL/Franklin Templeton Global Growth Fund

      Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

            Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

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JNL/Franklin Templeton Income Fund

      Jackson National Asset Management, LLC (and Franklin Advisory Services,
      LLC)

            Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/Franklin Templeton Mutual Shares Fund

      Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

            Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

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JNL/Franklin Templeton Small Cap Value Fund

      Jackson National Asset Management, LLC (and Franklin Advisory Services,
      LLC)

            Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

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JNL/Goldman Sachs Core Plus Bond Fund

      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/Goldman Sachs Mid Cap Value Fund

      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

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JNL/Goldman Sachs Short Duration Bond Fund

      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

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JNL/JPMorgan International Value Fund

      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

      Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

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JNL/JPMorgan MidCap Growth Fund

      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

            Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.


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JNL/JPMorgan U.S. Government & Quality Bond Fund


      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

            Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and
            (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

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JNL/Lazard Emerging Markets Fund

      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.


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JNL/Lazard Mid Cap Equity Fund


      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

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JNL/Lazard Small Cap Equity Fund


      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

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JNL/Mellon Capital Management S&P 500 Index Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

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JNL/Mellon Capital Management S&P 400 MidCap Index Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/Mellon Capital Management Small Cap Index Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/Mellon Capital Management International Index Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/Mellon Capital Management Bond Index Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/Mellon Capital Management Index 5 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to achieve its objective by initially allocating in the following Funds:

            o     20% in the JNL/Mellon Capital Management S&P 500 Index Fund;

            o     20% in the JNL/Mellon Capital Management S&P 400 MidCap Index
                  Fund;

            o     20% in the JNL/Mellon Capital Management Small Cap Index Fund;

            o 20% in the JNL/Mellon Capital Management International Index Fund; and

            o     20% in the JNL/Mellon Capital Management Bond Index Fund.

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JNL/Mellon Capital Management 10 x 10 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to achieve its objective by initially allocating in the following Funds:

            o 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and

            o 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

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JNL/Oppenheimer Global Growth Fund

      Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

            Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.


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JNL/PAM Asia ex-Japan Fund

      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

            Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

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JNL/PAM China-India Fund

      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

            Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.


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JNL/PIMCO Real Return Fund

      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

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JNL/PIMCO Total Return Bond Fund

      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

            Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

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JNL/PPM America Core Equity Fund

      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


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JNL/PPM America High Yield Bond Fund

      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.


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JNL/PPM America Mid Cap Value Fund

      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

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JNL/PPM America Small Cap Value Fund

      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


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JNL/PPM America Value Equity Fund

      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


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JNL/Select Balanced Fund

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/Select Money Market Fund

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/Select Value Fund

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

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JNL/T. Rowe Price Established Growth Fund

      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)


            Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.


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JNL/T. Rowe Price Mid-Cap Growth Fund

      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. Rowe Price Value Fund

      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

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JNL/S&P Managed Conservative Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


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JNL/S&P Managed Moderate Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P Managed Moderate Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


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JNL/S&P Managed Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

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JNL/S&P Managed Aggressive Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

            Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


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JNL/S&P Retirement Income Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

            Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2015 Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

            Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


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JNL/S&P Retirement 2020 Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

            Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30-% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2025 Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

            Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P Disciplined Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

            Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P Competitive Advantage Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.


--------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

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JNL/S&P Intrinsic Value Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.


--------------------------------------------------------------------------------
JNL/S&P Total Yield Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 Fund

      Jackson National Asset Management, LLC


            Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P 500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:


            o     25% in JNL/S&P Competitive Advantage Fund; and

            o     25% in JNL/S&P Dividend Income & Growth Fund; and

            o     25% in JNL/S&P Intrinsic Value Fund; and

            o     25% in JNL/S&P Total Yield Fund.


--------------------------------------------------------------------------------

About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically, any GMWB.

Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits; and (ii) an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

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JNL/Mellon Capital Management Value Line(R) 30 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM). The 30 stocks are selected each year based on certain positive financial attributes.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

--------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

            o     20% in the Dow(SM) 10 Strategy, a dividend yielding strategy;

            o 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;

            o     20% in the Global 15 Strategy, a dividend yielding strategy;

            o     20% in the 25 Strategy, a dividend yielding strategy and

            o 20% in the Select Small-Cap Strategy, a small capitalization strategy.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

            o     The Dow(SM) Core 5 Strategy;

            o     The European 20 Strategy;

            o     The Nasdaq(R) 25 Strategy;

            o     The S&P 24 Strategy;

            o     The Select Small-Cap Strategy; and

            o     The Value Line(R) 30 Strategy.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

            o     25% in the Nasdaq(R) 25 Strategy;

            o     25% in the Value Line(R) 30 Strategy;

            o     24% in the European 20 Strategy;

            o     14% in the Global 15 Strategy; and

            o     12% in the 25 Strategy.

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JNL/Mellon Capital Management S&P(R) SMid 60 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.


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JNL/Mellon Capital Management NYSE(R) International 25 Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.


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JNL/Mellon Capital Management Communications Sector Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

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JNL/Mellon Capital Management Consumer Brands Sector Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector Fund

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Funds' investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 378004, Denver, Colorado 80237-9701 or by visiting www.jnlny.com.


Voting Rights. To the extent required by law, Jackson of NY will obtain from you and other Owners of the Contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson of NY receives instructions, we will vote all the shares Jackson of NY owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. Jackson of NY may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC and the New York Insurance Department. Jackson of NY will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day as part of our calculation of the value of the Accumulation Units and annuity units, Jackson of NY makes a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.35% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson of NY assumes arise from our obligations under the Contracts:

            o to make income payments for the life of the Annuitant during the income phase; and

            o     to provide a standard death benefit prior to the Income Date.

The expense risk that Jackson of NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the guaranteed fixed account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Annual Contract Maintenance Charge. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge on the Contract Anniversary of the Issue Date. If you make a complete withdrawal from your Contract, the full annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from Contract Value based on your allocations to the Investment Divisions and the Guaranteed Fixed Account.

Currently, Jackson of NY will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson of NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year. Jackson of NY may waive the transfer fee in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

            o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

            o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge. If you select the 7% Guaranteed Minimum Withdrawal Benefit, you will pay 0.035% of the GWB each Contract month (0.42% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 41.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.


We reserve the right to prospectively change the charge: on new Contracts;
if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 41. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge ("SafeGuard Max"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually). We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 44.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.81% annually.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 44. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB each Contract month (0.66% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 50. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract month (0.21% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 50. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 54. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge. If you select the 5% GMWB without Step-Up, you will pay 0.0175% of the GWB each Contract month (0.21% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 58. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 58. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 61. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

              Annual Charge            Maximum          Current
              --------------------------------------------------------
              Ages   45 - 49          1.02% / 12       0.57% / 12
                     50 - 54          1.17% / 12       0.72% / 12
                     55 - 59          1.50% / 12       0.96% / 12
                     60 - 64          1.50% / 12       0.96% / 12
                     65 - 69          1.50% / 12       0.96% / 12
                     70 - 74          0.90% / 12       0.57% / 12
                     75 - 80          0.66% / 12       0.42% / 12
              --------------------------------------------------------
              Charge Basis                         GWB
              --------------------------------------------------------
              Charge Frequency                   Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a Step-Up (not on Step-Ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 61. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 61. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract month (0.96% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 69.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.50% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 69. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 69. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract month (1.17% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 76.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.71% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 83. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 83. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 83. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 92. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 92. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 92. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 40 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Other Expenses. Jackson of NY pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC.


Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson of NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. Jackson of NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (JNLD), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson(SM)"), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

                 A G Edwards & Sons
                 Centaurus Financial Inc.
                 Commonwealth Financial Network
                 IFMG Securities
                 Inter Securities Inc.
                 Invest Financial Corporation
                 Investment Centers of America, Inc.
                 Lincoln Financial Advisors
                 Linsco/Private Ledger Corporation
                 Mutual Service Corporation
                 National Planning Corporation
                 Next Financial Group Inc.
                 Raymond James Financial
                 Securities America
                 SII Investments, Inc.
                 Thrivent Investment Management
                 UBS Financial Services Inc.
                 Wachovia Securities Inc.
                 WM Financial Services Inc.
                 Woodbury Financial Services Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

            o     National Planning Corporation,

            o     SII Investments, Inc.,

            o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

            o     Investment Centers of America, Inc., and

            o     Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

Minimum Premium:

The Contract is a single premium Contract, which means that you cannot add additional premiums to this Contract after the first premium payment. The minimum premium must be at least $25,000.

The maximum premium we accept without our prior approval is $1 million.

There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account options. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

Allocations of Premium. When you purchase a Contract, Jackson of NY will allocate your premiums to one or more of the Guaranteed Fixed Account and Investment Divisions. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a Guaranteed Fixed Account or Investment Division is $100.

You may not allocate your Contract Value to more than 18 Investment Divisions and the Guaranteed Fixed Account at any one time.

Jackson of NY will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information required by us for the purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson of NY is unable to complete this process within five business days, we will return your money.

The Jackson of NY business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. Jackson of NY offers a Capital Protection program that a Contract Owner may request at issue. Under this program, Jackson of NY will allocate part of the premium to the Guaranteed Fixed Account you select so that such part, based on that Guaranteed Fixed Account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the Guaranteed Fixed Account options are available. You should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions. In order to keep track of the value of your Contract during the accumulation phase, Jackson of NY uses a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day Jackson of NY determines the value of an Accumulation Unit for each of the Investment Divisions by:

      1. determining the total amount of assets held in the particular Investment Division;

      2. subtracting any asset-based charges and taxes chargeable under the Contract, and;

      3.    dividing  this  amount  by the  number of  outstanding  Accumulation
            Units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, Jackson of NY credits your Contract with Accumulation Units. The number of Accumulation Units credited is determined at the close of Jackson of NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Guaranteed Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Account will be subject to any applicable interest rate adjustment. There may be periods when we do not offer the Guaranteed Fixed Account, or when we impose special transfer requirements on the Guaranteed Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable Guaranteed Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

      o     limiting the number of transfers over a period of time;

      o     requiring a minimum time period between each transfer;

      o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

      o     limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Guaranteed Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jnlny.com, Jackson of NY's Internet website, subject to Jackson of NY's right to terminate electronic or telephone transfer privileges, as described above. Jackson of NY's Customer Service representatives are available during business hours to provide you with information about your account. Jackson of NY requires that you provide proper identification before performing transactions over the telephone or through Jackson of NY's Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to Jackson of NY in an application, at Jackson of NY's website, or through other means will authorize Jackson of NY to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify Jackson of NY to the contrary. To notify Jackson of NY, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson of NY at the time and date stated on the electronic acknowledgement Jackson of NY returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson of NY will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Jackson of NY's procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Jackson of NY's procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson of NY and Jackson of NY's affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if Jackson of NY fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, Jackson of NY may be held liable for such losses.

Jackson of NY does not guarantee access to telephonic and electronic information or that Jackson of NY will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson of NY also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and Jackson of NY will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

      o     by making either a partial or complete withdrawal,

      o     by electing the systematic withdrawal program,

      o     by electing a Guaranteed Minimum Withdrawal Benefit, or

      o     by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge and charges under any optional endorsement.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the Guaranteed Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract value to less than $100 will be treated as a request for a complete withdrawal.

Your withdrawal request must be in writing. Jackson of NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contract information is on the cover page of this prospectus. We neither endorse any investment advisers nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see "TAXES" beginning on page 104.


Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The Step-Up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a Step-Up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a Step-Up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

      o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 92.)


      o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).


The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.


Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 108 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how the calculations are made in certain circumstances.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.


Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.


If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o     7% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.


Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


                       --------------------------------------------------------
With a Step-Up -       The GWB equals Contract Value.

                       The GAWA is recalculated, equaling the greater of:

                         o     7% of the new GWB; Or

                         o     The GAWA before the Step-Up.
                       --------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "Step-Up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "Step-Up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "Step-Up" must follow the "Step-Up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

      o     The Owner's (or any joint Owner's) death;

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                  ---------------------------------------------
      When this GMWB is added     The GWB equals initial premium net of any
      to the Contract on the      applicable premium taxes.
      Issue Date -
                                  The GAWA is determined based on the Owner's
                                  attained age at the time of first withdrawal
                                  and equals the GAWA percentage multiplied by
                                  the GWB prior to the partial withdrawal. See
                                  the GAWA percentage table below.
                                  ---------------------------------------------

                                  ---------------------------------------------
      When this GMWB is added     The GWB equals Contract Value.
      to the Contract on any
      Contract Anniversary -
                                  The GAWA is determined based on the Owner's
                                  attained age at the time of first withdrawal
                                  and equals the GAWA percentage multiplied by
                                  the GWB prior to the partial withdrawal. See
                                  the GAWA percentage table below.
                                  ---------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                              Ages                      GAWA Percentage
                       ----------------------------------------------------
                            0 - 74                            7%
                           75 - 79                            8%
                           80 - 84                            9%
                             85+                             10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                        ---------------------------------------
      When a withdrawal, plus all       The GWB is recalculated, equaling the
      prior withdrawals in the          greater of:
      current Contract Year, is less
      than or equal to the greater of      o  The GWB before the withdrawal
      the GAWA or RMD, as applicable -        less the withdrawal; Or

                                           o  Zero.

                                        The GAWA is recalculated, equaling the
                                        lesser of:

                                           o  The GAWA before the withdrawal; Or

                                           o  The GWB after the withdrawal.
                                        ---------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                        ---------------------------------------
      When a withdrawal, plus all       The GWB is recalculated, equaling the
      prior withdrawals in the          lesser of:
      current Contract Year, exceeds
      the greater of the GAWA or RMD,      o  Contract Value after the
      as applicable -                         withdrawal; Or

                                           o  The greater of the GWB before the
                                              withdrawal less the withdrawal, or
                                              zero.

                                        The GAWA is recalculated, equaling the
                                        lesser of:

                                           o  The GAWA before the withdrawal; Or

                                           o  The GWB after the withdrawal; Or

                                           o  The GAWA percentage multiplied by
                                              the Contract Value after the
                                              withdrawal.
                                        ---------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------

      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

      --------------------------------------------------------------------------

Premiums.
                                    --------------------------------------------
      With each subsequent premium  The GWB is recalculated, increasing by the
      payment on the Contract -     amount of the premium net of any applicable
                                    premium taxes.

                                    If the premium payment is received after the
                                    first withdrawal, the GAWA is also
                                    recalculated, increasing by:

                                        o   The GAWA percentage multiplied by
                                            the subsequent premium payment net
                                            of any applicable premium taxes; Or

                                        o   The GAWA percentage multiplied by
                                            the increase in the GWB - if the
                                            maximum GWB is hit.
                                    --------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

                                    --------------------------------------------
      With a Step-Up -              The GWB equals Contract Value (subject to a
                                    $5 million maximum).

                                    If the Step-Up occurs after the first
                                    withdrawal, the GAWA is recalculated,
                                    equaling the greater of:

                                        o   The GAWA percentage multiplied by
                                            the new GWB, Or

                                        o   The GAWA prior to Step-Up.
                                    --------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

                                    -------------------------------------------
      After each payment when the   The GWB is recalculated, equaling the
      Contract Value is zero        greater of:

                                        o   The GWB before the payment less the
                                            payment; Or

                                        o   Zero.

                                    The GAWA is recalculated, equaling the
                                    lesser of:

                                        o   The GAWA before the payment; Or

                                        o   The GWB after the payment.
                                    --------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 103.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            o The first date both the GWB and the Contract Value equals zero; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

      o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

      o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

      o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

      o     the total amount of the current partial withdrawal, or

      o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:


      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:


      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o     5% of the Contract Value after the partial withdrawal.


For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before Step-Up, and GAWA becomes the greater of 5% of the new GWB or GAWA before Step-Up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between Step-Ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "Step-Up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero
- whichever occurs first.


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.


If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

      o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

      o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

      o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

      o     the total amount of the current partial withdrawal, or

      o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:


      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:


      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o     6% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before Step-Up, and GAWA becomes the greater of 6% of the new GWB or GAWA before Step-Up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between Step-Ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "Step-Up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero
- whichever occurs first.


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.


Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.


If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal; or

      o     5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero- whichever occurs first.


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.


5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

      o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      o With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                    --------------------------------------------
When this GMWB is added to          The GWB equals initial premium net of any
the Contract on the Issue           applicable premium taxes.
Date -
                                    The GAWA equals 5% of the GWB.
                                    --------------------------------------------

                                    --------------------------------------------
When this GMWB is added to the      The GWB equals Contract Value.
Contract on any Contract
Anniversary -                       The GAWA equals 5% of the GWB.
                                    --------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                    --------------------------------------------
When a withdrawal, plus all         The GWB is recalculated, equaling the
prior withdrawals in the            greater of:
current Contract Year, is less
than or equal to the greater of        o   The GWB before the withdrawal less
the GAWA or RMD, as applicable -           the withdrawal; Or

                                       o   Zero.

                                    The GAWA:

                                       o   Is unchanged while the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before the withdrawal, or
                                           the GWB after the withdrawal.
                                    --------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.


                                    --------------------------------------------
When a withdrawal, plus all         The GWB is recalculated, equaling the
prior withdrawals in the            lesser of:
current Contract Year, exceeds
the greater of the GAWA or RMD,        o   Contract Value after the withdrawal;
as applicable -                            Or

                                       o   The greater of the GWB before the
                                           withdrawal, or zero.

                                    The GAWA is recalculated, equaling the
                                    lesser of:

                                       o   5% of the Contract Value after the
                                           withdrawal; Or

                                       o   The greater of 5% of the GWB after
                                           the withdrawal, or zero.
                                    --------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------

Premiums.

                                    --------------------------------------------
With each subsequent premium        The GWB is recalculated, increasing by the
payment on the Contract -           amount of the premium net of any applicable
                                    premium taxes.

                                    The  GAWA is also recalculated, increasing
                                    by:

                                       o   5% of the premium net of any
                                           applicable premium taxes; Or

                                       o   5% of the increase in the GWB - if
                                           the maximum GWB is hit.
                                    --------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


                                    --------------------------------------------
With a Step-Up -                    The GWB equals Contract Value.

                                    The  GAWA is recalculated, equaling the
                                    greater of:

                                       o   5% of the new GWB; Or

                                       o   The GAWA before the Step-Up.
                                    --------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                    --------------------------------------------
After each payment when the         The GWB is recalculated, equaling the
Contract Value is zero -            greater of:

                                       o   The GWB before the payment less the
                                           payment; Or

                                       o   Zero.

                                    The GAWA:

                                       o   Is unchanged so long as the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before, or the GWB after,
                                           the payment.
                                    --------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  o     Upon the Owner's death, the For Life Guarantee is void.

                  o Only the GWB is payable while there is value to it (until depleted).

                  o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  o Contract Anniversaries will continue to be based on the Contract's Issue Date.

      o     Continue the Contract without this GMWB (GMWB is terminated).

      o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 103.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

      o     How the bonus is calculated;

      o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

      o     For how long the bonus is available; and

      o     When and what happens when the bonus is applied to the GWB.

      --------------------------------------------------------------------------
      The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

            o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

            o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                        o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.

                        o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

            o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

            o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

      The Bonus Base can never be more than $5 million.

      The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

            o The tenth Contract Anniversary after the effective date of the endorsement;

            o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

            o     The date Contract Value is zero.

      Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

      The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

      When the bonus is applied:

            o The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.

            o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

      Applying the bonus to the GWB does not affect the Bonus Base.
      --------------------------------------------------------------------------

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

            o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                        For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

            Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                    --------------------------------------------
When this GMWB is added to the      The GWB equals initial premium net of any
Contract on the Issue Date -        applicable premium taxes.

                                    The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                    The For Life Guarantee becomes effective on
                                    the Contract Issue Date.
                                    --------------------------------------------

                                    --------------------------------------------
When this GMWB is added to the      The GWB equals Contract Value.
Contract on any Contract
Anniversary -                       The GAWA is determined based on the Owner's
                                    attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                    The For Life Guarantee becomes effective on
                                    the Contract Anniversary on which the
                                    endorsement is added.
                                    --------------------------------------------

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.


Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:


                      Ages             GAWA Percentage
                  ---------------------------------------
                    45 - 59                  4%
                    60 - 74                  5%
                    75 - 84                  6%
                      85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                    --------------------------------------------
When a withdrawal, plus all         The GWB is recalculated, equaling the
prior withdrawals in the            greater of:
current Contract Year, is less
than or equal to the greater of        o   The GWB before the withdrawal less
the GAWA or RMD, as applicable -           the withdrawal; Or

                                       o   Zero.

                                    The GAWA:

                                       o   Is unchanged while the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before the withdrawal, or
                                           the GWB after the withdrawal.
                                    --------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.


                                    --------------------------------------------
When a withdrawal, plus all         The GWB is recalculated, equaling the
prior withdrawals in the            lesser of:
current Contract Year, exceeds
the greater of the GAWA or RMD,        o   Contract Value after the withdrawal;
as applicable -                            Or

                                       o   The greater of the GWB before the
                                           withdrawal less the withdrawal, or
                                           zero.

                                    The GAWA is recalculated, equaling the
                                    lesser of:

                                       o   The GAWA percentage multiplied by the
                                           Contract Value after the withdrawal;
                                           Or

                                       o   The GAWA percentage multiplied by the
                                           GWB after the withdrawal.
                                    --------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------

Premiums.

                                    --------------------------------------------
With each subsequent premium        The GWB is recalculated, increasing by the
payment on the Contract -           amount of the premium net of any applicable
                                    premium taxes.

                                    If the premium payment is received after the
                                    first withdrawal, the GAWA is also
                                    recalculated, increasing by:

                                       o   The GAWA percentage multiplied by the
                                           subsequent premium payment net of any
                                           applicable premium taxes; Or

                                       o   The GAWA percentage multiplied by the
                                           increase in the GWB - if the maximum
                                           GWB is hit.
                                    --------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                          ------------------------------------------------------
With a Step-Up -          The GWB equals Contract Value (subject to a $5 million
                          maximum).

                          If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

                              o   If there are joint Owners, the GAWA
                                  percentage is recalculated based on the
                                  oldest joint Owner.

                              o The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation.

 If
                          the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                              o The GAWA percentage multiplied by the new GWB, Or

                              o   The GAWA prior to Step-Up.
                          ------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.


                                    --------------------------------------------
After each payment when the         The GWB is recalculated, equaling the
Contract Value is zero -            greater of:

                                       o   The GWB before the payment less the
                                           payment; Or

                                       o   Zero.

                                    The GAWA:

                                       o   Is unchanged so long as the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before, or the GWB after,
                                           the payment.
                                    --------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  o     Upon the Owner's death, the For Life Guarantee is void.

                  o Only the GWB is payable while there is value to it (until depleted).

                  o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                  o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

      o     Continue the Contract without this GMWB (GMWB is terminated).

      o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 103.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                    --------------------------------------------
When this GMWB is added to the      The GWB equals initial premium net of any
Contract on the Issue Date -        applicable premium taxes.

                                    The GAWA is determined based on the youngest
                                    Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                    The For Life Guarantee becomes effective on
                                    the Contract Issue Date.
                                    --------------------------------------------

                                    --------------------------------------------
When this GMWB is added to the      The GWB equals Contract Value.
Contract on any Contract
Anniversary -                       The GAWA is determined based on the youngest
                                    Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                    The For Life Guarantee becomes effective on
                                    the Contract Anniversary on which the
                                    endorsement is added.
                                    --------------------------------------------


Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date (see Example 1 in Appendix B). The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.


Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:


                      Ages             GAWA Percentage
                   --------------------------------------
                     45 - 59                  4%
                     60 - 74                  5%
                     75 - 84                  6%
                       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                    --------------------------------------------
When a withdrawal, plus all         The GWB is recalculated, equaling the
prior withdrawals in the            greater of:
current Contract Year, is less
than or equal to the greater of        o   The GWB before the withdrawal less
the GAWA or RMD, as applicable -           the withdrawal; Or

                                       o   Zero.

                                    The GAWA:

                                       o   Is unchanged while the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before the withdrawal, or
                                           the GWB after the withdrawal.
                                    --------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

                                    --------------------------------------------
When a withdrawal, plus all         The GWB is recalculated, equaling the
prior withdrawals in the            lesser of:
current Contract Year, exceeds
the greater of the GAWA or RMD,        o   Contract Value after the withdrawal;
as applicable -                            Or

                                       o   The greater of the GWB before the
                                           withdrawal less the withdrawal, or
                                           zero.

                                    The GAWA is recalculated, equaling the
                                    lesser of:

                                       o   The GAWA percentage multiplied by the
                                           Contract Value after the withdrawal;
                                           Or

                                       o   The GAWA percentage multiplied by the
                                           GWB after the withdrawal.
                                    --------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------

Premiums.

                                    --------------------------------------------
With each subsequent premium        The GWB is recalculated, increasing by the
payment on the Contract -           amount of the premium net of any applicable
                                    premium taxes.

                                    If the premium payment is received after the
                                    first withdrawal, the GAWA is also
                                    recalculated, increasing by:

                                       o   The GAWA percentage multiplied by the
                                           subsequent premium payment net of any
                                           applicable premium taxes; Or

                                       o   The GAWA percentage multiplied by the
                                           increase in the GWB - if the maximum
                                           GWB is hit.
                                    --------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                          ------------------------------------------------------
With a Step-Up -          The GWB equals Contract Value (subject to a $5 million
                          maximum).

                          If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

                             o The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

                          If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                             o The GAWA percentage multiplied by the new GWB, Or

                             o   The GAWA prior to Step-Up.
                          ------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 76 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.


                                    --------------------------------------------
After each payment when the         The GWB is recalculated, equaling the
Contract Value is zero -            greater of:

                                       o   The GWB before the payment less the
                                           payment; Or

                                       o   Zero.

                                    The GAWA:

                                       o   Is unchanged so long as the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before, or the GWB after,
                                           the payment.
                                    --------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

            o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                  If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

            o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

            o Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

            o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

            o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

            o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

            o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

            o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

      o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

      o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 103.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

      o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

            o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                        For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

            Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                    --------------------------------------------
      When this GMWB is added       The GWB equals initial premium net of any
      to the Contract on the        applicable premium taxes.
      Issue Date -
                                    The GAWA is determined based on the Owner's
                                    attained age at the time of first withdrawal
                                    and equals the GAWA percentage multiplied by
                                    the GWB prior to the partial withdrawal. See
                                    the GAWA percentage table below.
                                    --------------------------------------------

                                    --------------------------------------------
      When this GMWB is added       The GWB equals Contract Value.
      to the Contract on any
      Contract Anniversary -        The GAWA is determined based on the Owner's
                                    attained age at the time of first withdrawal
                                    and equals the GAWA percentage multiplied by
                                    the GWB prior to the partial withdrawal. See
                                    the GAWA percentage table below.
                                    --------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                          Ages            GAWA Percentage
                      --------------------------------------
                         55 - 74                  5%
                         75 - 80                  6%
                           81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                    --------------------------------------------
      When a withdrawal, plus all   The GWB is recalculated, equaling the
      prior withdrawals in the      greater of:
      current Contract Year, is
      less than or equal to the        o   The GWB before the withdrawal less
      greater of the GAWA or RMD,          the withdrawal; Or
      as applicable -
                                       o   Zero.

                                       The GAWA:

                                       o   Is unchanged while the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before the withdrawal, or
                                           the GWB after the withdrawal.
                                    --------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                    --------------------------------------------
      When a withdrawal, plus all   The GWB is recalculated, equaling the
      prior withdrawals in the      greater of:
      current Contract Year,
      exceeds the greater of the       o   The GWB prior to the partial
      GAWA or RMD, as applicable -         withdrawal, first reduced
                                           dollar-for-dollar for any portion of
                                           the partial withdrawal not defined as
                                           an Excess Withdrawal (see below),
                                           then reduced in the same proportion
                                           that the Contract Value is reduced by
                                           the Excess Withdrawal; Or

                                       o   Zero.

                                    The GAWA is recalculated as follows:

                                       o   If the For Life Guarantee is in
                                           force, the GAWA prior to the partial
                                           withdrawal is reduced in the same
                                           proportion that the Contract Value is
                                           reduced by the Excess Withdrawal.

                                       o   If the For Life Guarantee is not in
                                           force, the GAWA is equal to the
                                           lesser of:

                                               o  The GAWA prior to the partial
                                                  withdrawal reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the Excess
                                                  Withdrawal, Or

                                               o  The GWB after the withdrawal.
                                    --------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

            o     The total amount of the current partial withdrawal, or

            o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------

Premiums.

                                    --------------------------------------------
      With each subsequent premium  The GWB is recalculated, increasing by the
      payment on the Contract -     amount of the premium net of any applicable
                                    premium taxes.

                                    If the premium payment is received after the
                                    first withdrawal, the GAWA is also
                                    recalculated, increasing by:

                                       o   The GAWA percentage multiplied by the
                                           subsequent premium payment net of any
                                           applicable premium taxes; Or

                                       o   The GAWA percentage multiplied by the
                                           increase in the GWB - if the maximum
                                           GWB is hit.
                                    --------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                          ------------------------------------------------------
      With a Step-Up -    The GWB equals the highest quarterly Contract Value
                          (subject to a $5 million maximum).

                          If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                              o   The GAWA percentage multiplied by the new
                                  GWB, Or

                              o   The GAWA prior to Step-Up.
                          ------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

                                    --------------------------------------------
      When a withdrawal, plus all   The quarterly adjusted Contract Value is
      prior withdrawals in the      equal to the greater of:
      current Contract Year, is
      less than or equal to the        o   The quarterly adjusted Contract Value
      greater of the GAWA or RMD,          before the withdrawal less the
      as applicable -                      withdrawal; Or

                                       o   Zero.
                                    --------------------------------------------

                                    --------------------------------------------
      When a withdrawal, plus all   The quarterly adjusted Contract Value is
      prior withdrawals in the      equal to the greater of:
      current Contract Year,
      exceeds the greater of the       o   The quarterly adjusted Contract Value
      GAWA or RMD, as applicable -         prior to the partial withdrawal,
                                           first reduced dollar-for-dollar for
                                           any portion of the partial withdrawal
                                           not defined as an Excess Withdrawal
                                           (see above), then reduced in the same
                                           proportion that the Contract Value is
                                           reduced by the Excess Withdrawal; Or

                                       o   Zero.
                                    --------------------------------------------

Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                    --------------------------------------------
      After each payment when the   The GWB is recalculated, equaling the
      Contract Value is zero -      greater of:

                                       o   The GWB before the payment less the
                                           payment; Or

                                       o   Zero.

                                    The GAWA:

                                       o   Is unchanged so long as the For Life
                                           Guarantee is in effect; Otherwise

                                       o   Is recalculated, equaling the lesser
                                           of the GAWA before, or the GWB after,
                                           the payment.
                                    --------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o Upon the Owner's death, the For Life Guarantee is void.

                        o Only the GWB is payable while there is value to it (until depleted).

                        o Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                        o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                        o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.

                        o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

            o     Continue the Contract without this GMWB (GMWB is terminated).

            o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 103.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            o     How the bonus is calculated;

            o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            o     For how long the bonus is available; and

            o     When and what happens when the bonus is applied to the GWB.

      --------------------------------------------------------------------------
      The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

            o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

            o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                   o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.

                   o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

            o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

            o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

      The Bonus Base can never be more than $5 million.

      The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

            o The tenth Contract Anniversary after the effective date of the endorsement;

            o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

            o   The date Contract Value is zero.

      Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

      The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

      When the bonus is applied:

            o   The GWB is recalculated, increasing by 7% of the Bonus Base.

            o If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Applying the bonus to the GWB does not affect the Bonus Base.
      --------------------------------------------------------------------------

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

            o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                        The For Life Guarantee becomes effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 59 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                       -----------------------------------------
      When this GMWB is added to the   The GWB equals initial premium net of any
      Contract on the Issue Date -     applicable premium taxes.

                                       The GAWA is determined based on the
                                       youngest Covered Life's attained age at
                                       the time of first withdrawal and equals
                                       the GAWA percentage multiplied by the GWB
                                       prior to the partial withdrawal. See the
                                       GAWA percentage table below.
                                       -----------------------------------------

                                       -----------------------------------------
      When this GMWB is added to the   The GWB equals Contract Value.
      Contract on any Contract
      Anniversary -                    The GAWA is determined based on the
                                       youngest Covered Life's attained age at
                                       the time of first withdrawal and equals
                                       the GAWA percentage multiplied by the GWB
                                       prior to the partial withdrawal. See the
                                       GAWA percentage table below.
                                       -----------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                              Ages GAWA         Percentage
                              ----------------------------
                               59 - 74              5%
                               75 - 80              6%
                                 81+                7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                       -----------------------------------------
      When a withdrawal, plus all      The GWB is recalculated, equaling the
      prior withdrawals in the         greater of:
      current Contract Year, is less
      than or equal to the greater of     o   The GWB before the withdrawal
      the GAWA or RMD, as applicable          less the withdrawal; Or
      -
                                          o   Zero.

                                       The GAWA:

                                          o   Is unchanged while the For Life
                                              Guarantee is in effect; Otherwise

                                          o   Is recalculated, equaling the
                                              lesser of the GAWA before the
                                              withdrawal, or the GWB after the
                                              withdrawal.
                                       -----------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                       -----------------------------------------
      When a withdrawal, plus all      The GWB is recalculated, equaling the
      prior withdrawals in the         greater of:
      current Contract Year, exceeds
      the greater of the GAWA or RMD,     o   The GWB prior to the partial
      as applicable -                         withdrawal, first reduced
                                              dollar-for-dollar for any portion
                                              of the partial withdrawal not
                                              defined as an Excess Withdrawal
                                              (see below), then reduced in the
                                              same proportion that the Contract
                                              Value is reduced by the Excess
                                              Withdrawal; Or

                                          o   Zero.

                                       The GAWA is recalculated as follows:

                                          o   If the For Life Guarantee is in
                                              force, the GAWA prior to the
                                              partial withdrawal is reduced in
                                              the same proportion that the
                                              Contract Value is reduced by the
                                              Excess Withdrawal.

                                          o   If the For Life Guarantee is not
                                              in force, the GAWA is equal to the
                                              lesser of:

                                              o   The GAWA prior to the partial
                                                  withdrawal reduced in the
                                                  same proportion that the
                                                  Contract Value is reduced by
                                                  the Excess Withdrawal, Or

                                              o   The GWB after the withdrawal.
                                       -----------------------------------------

      The Excess Withdrawal is defined to be the lesser of:

            o     The total amount of the current partial withdrawal, or

            o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 104

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------

Premiums.

                                       -----------------------------------------
      With each subsequent premium     The GWB is recalculated, increasing by
      payment on the Contract -        the amount of the premium net of any
                                       applicable premium taxes.

                                       If the premium payment is received after
                                       the first withdrawal, the GAWA is also
                                       recalculated, increasing by:

                                          o   The GAWA percentage multiplied by
                                              the subsequent premium payment net
                                              of any applicable premium taxes;
                                              Or

                                          o   The GAWA percentage multiplied by
                                              the increase in the GWB - if the
                                              maximum GWB is hit.
                                       -----------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                               -------------------------------------------------
      With a Step-Up -         The GWB equals the highest quarterly Contract
                               Value (subject to a $5 million maximum).

                               If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                                   o   The GAWA percentage multiplied by the
                                       new GWB, Or

                                   o   The GAWA prior to Step-Up.
                               -------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

                                       -----------------------------------------
      When a withdrawal, plus all      The quarterly adjusted Contract Value is
      prior withdrawals in the         equal to the greater of:
      current Contract Year, is less
      than or equal to the greater        o   The quarterly adjusted Contract
      of the GAWA or RMD, as                  Value before the withdrawal less
      applicable -                            the withdrawal; Or

                                          o   Zero.
                                       -----------------------------------------

                                       -----------------------------------------
      When a withdrawal, plus all      The quarterly adjusted Contract Value is
      prior withdrawals in the         equal to the greater of:
      current Contract Year, exceeds
      the greater of the GAWA or RMD,     o   The quarterly adjusted Contract
      as applicable -                         Value prior to the partial
                                              withdrawal, first reduced
                                              dollar-for-dollar for any portion
                                              of the partial withdrawal not
                                              defined as an Excess Withdrawal
                                              (see above), then reduced in the
                                              same proportion that the Contract
                                              Value is reduced by the Excess
                                              Withdrawal; Or

                                          o   Zero.
                                       -----------------------------------------

Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 92 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                       -----------------------------------------
      After each payment when the      The GWB is recalculated, equaling the
      Contract Value is zero -         greater of:

                                          o   The GWB before the payment
                                              less the payment; Or

                                          o   Zero.

                                       The GAWA:

                                          o   Is unchanged so long as the
                                              For Life Guarantee is in
                                              effect; Otherwise

                                          o   Is recalculated, equaling the
                                              lesser of the GAWA before, or
                                              the GWB after, the payment.
                                       -----------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

            o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                              If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                        o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                        o Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                        o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                        o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated based on the youngest Covered Life's attained age.

                        o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                        o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                        o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

            o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

            o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 103.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                  Life);

            o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 39 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            o     How the bonus is calculated;

            o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            o     For how long the bonus is available; and

            o     When and what happens when the bonus is applied to the GWB.

      --------------------------------------------------------------------------
      The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

            o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

            o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                        o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.

                        o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

            o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

            o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

      The Bonus Base can never be more than $5 million.

      The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

            o The tenth Contract Anniversary after the effective date of the endorsement;

            o The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

            o     The date Contract Value is zero.

      Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

      The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

      When the bonus is applied:

            o     The GWB is recalculated, increasing by 7% of the Bonus Base.

            o If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

      Applying the bonus to the GWB does not affect the Bonus Base.
      --------------------------------------------------------------------------

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to an interest rate adjustment.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson of NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:

      a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      b) under applicable SEC rules, trading on the New York Stock Exchange is restricted;

      c) under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

      d)    the SEC, by order, may permit for the protection of Contract Owners.

Jackson of NY has reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least 7 days before the Income Date. You must give us written notice at least 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the Income Date, you can choose whether payments will come from the Guaranteed Fixed Account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the guaranteed fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson of NY may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, Jackson of NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

      1. the value of your Contract in the Investment Division(s) on the Income Date;

      2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

      3.    the performance of the Investment Divisions you selected.

Jackson of NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income Options. The Annuitant is the person whose life we look to when we make income payments. The following income options are available:

      Option 1 - Life Income. This income option provides monthly payments for the Annuitant's life.

      Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for the Annuitant's life and for the life of another person.

      Option 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

      Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

      Additional Options - Other income options may be made available by Jackson of NY.

No withdrawals are permitted during the income phase under an income option that is life contingent.

                                  DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan Annuity Service Center.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.


Death of Owner Before the Income Date. If you or any joint Owner dies before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies, unless the joint Owner is the deceased Owner's spouse who elects to continue the Contract. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Jackson of NY may limit permissible joint Owners to spouses.

The death benefit is the greater of:

      1. the Contract Value at the end of the business day when we receive proof of death and a payment election at our Annuity Service Center, or

      2. the total premiums paid prior to the death of the Owner, minus any withdrawals, charges, fees and premium taxes incurred, or

      3. the greatest anniversary value until the Owner's 81st birthday. The anniversary value is defined as the Contract Value on the first day of each Contract Year, less any withdrawals since that anniversary.

The death benefit can be paid under one of the following death benefit options:

      o     single lump sum payment; or

      o     payment of entire death benefit within 5 years of the date of death;
            or

      o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date Jackson of NY receives proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson of NY will pay the death benefit within 7 days. If the Beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate certain optional benefits you might have elected. The Contract, and its optional benefits, remains the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."

If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner die on or after the Income Date, and the Owner is not an Annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.


Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either as a withdrawal, including withdrawals under any GMWB you may elect, or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.


Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.


The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to your Beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a Beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract are taxable to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.


Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson of NY believes that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 84 Investment Divisions and at least one Guaranteed Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

            (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

            (b)   a required minimum distribution;

            (c)   a hardship withdrawal; or

            (d)   the non-taxable portion of a distribution.


JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other Guaranteed Fixed Account options from the one-year Guaranteed Fixed Account or any of the other Investment Divisions. If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year Guaranteed Fixed Account option, if currently available, and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have Jackson of NY automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Jackson of NY does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your Contract to the selling agent or to Jackson of NY within 20 days after receiving it. Jackson of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account (if available). We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson of NY will return premium payments where required by law.

Advertising. From time to time, Jackson of NY may advertise several types of performance for the Investment Divisions.

      o Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

      o Standardized average annual total return is calculated in accordance with SEC guidelines.

      o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

      o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge. The deduction of the annual contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson of NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson of NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson of NY.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson of NY is a party.


Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

      o     Information we receive from you on applications or other forms;

      o     Information about your transactions with us;

      o     Information we receive from a consumer reporting agency;

      o Information we obtain from others in the process of verifying information you provide us; and

      o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------
Questions. If you have questions about your Contract, you may call or write to us at:

Jackson of NY Service Center:          1 (800) 599-5651 (8 a.m. to 8:00 p.m. ET)
                                       P.O. Box 378004, Denver, CO  80237-9701

Jackson of NY IMG Service Center:
(for Contracts purchased through a     1 (888) 464-7779 (8 a.m. to 8:00 p.m. ET)
bank or other financial institution)   c/o Standard Federal Bank, Drawer 5178
                                       12425 Merriman Road, Livonia, MI 48150
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson(SM)" are trademarks or service marks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.


"Dow Jones(R)," "Dow Jones Industrial Average(SM)," "Dow Jones Select Dividend Index(SM)," "DJIA(SM)," "Dow(SM)" and "Dow 10(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).




THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


"Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 Index(SM)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 Index(SM)" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 Index(SM)" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

      o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:

o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 Index(SM);

o     The accuracy or completeness of the Index and its data;

o The merchantability and the fitness for a particular purpose or use of the Index and its data;

o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;

o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History...........................................     2

Services..................................................................     5

Purchase of Securities Being Offered......................................     5

Underwriters..............................................................     6

Calculation of Performance................................................     6

Additional Tax Information................................................     8

Annuity Provisions........................................................    18

Net Investment Factors....................................................    19

Financial Statements......................................................    20

                                   APPENDIX A

Dow Jones does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

      o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

            o The results to be obtained by the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

            o     The accuracy or completeness of the DJIA and its data;

            o The merchantability and the fitness for a particular purpose or use of the DJIA and its data.

      o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.

      o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company(R) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other third parties.
--------------------------------------------------------------------------------

                                   APPENDIX B

                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.


Example 1: At election, your GWB is set and your GAWA is determined based on that value.

      o     Example 1a: If the GMWB is elected at issue:

            o Your initial GWB is $100,000, which is your initial Premium payment.

            o Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

      o Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

            o Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      o     Notes:


            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

                  - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.


            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.



Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

      o If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
            0.05 = $5,000).

      o If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a Step-Up is greater than the BDB.


Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.

      o Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

            o Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

            o Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

      o Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

            o Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

            o Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).

      o     Notes:


            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

                  - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.


            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.



Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD), your GWB and GAWA are re-determined.

      o Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

            o Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            o Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

            o Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

            o Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).


            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.


      o     Notes:


            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.


            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.


            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.


      o Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                        $91,200].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) /
                        ($130,000 - $5,000)) = $4,800]. If you continued to take
                        annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of
                        1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
                        $90,250].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 -
                        $5,000)/($105,000 - $5,000)) = $4,750]. If you continued
                        to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000))
                        = $85,500].

                  - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000
                        - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).


            o If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or
                  2) 5% of your new GWB ($200,000*0.05 = $10,000).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.


            o However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) age if your Contract Value at the time of the step-up is greater than your BDB.

                  - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:


                        o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                        o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                        o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).


      o Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).


            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).


            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

      o     Notes:


            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.


            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.


            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

            o If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000
                  - $5,000 = $195,000) and your GAWA will remain at $10,000
                  since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining
                  GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.


                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.


            o If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
                  $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).


                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).


      o     Notes:


            o As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

                  - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

                  - If your endorsement contains an annual step-up provision and is effective on or after 03/31/2008, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

                  - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

            o This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.


            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.


            o If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

                  - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.


            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.


Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

      o Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

            o Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05
                  = $5,350).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o Your bonus base is not recalculated upon the application of the bonus to your GWB.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

            o If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

      o Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

      o Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

            o You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

            o The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

      o Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

            o Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).


Example 10: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

      o If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:


            o If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.


            o The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

            o Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

      o     Notes:


            o If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.


            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

            o If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

                                                    APPENDIX C

                                               BROKER-DEALER SUPPORT


Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.

1717 Capital Management Co.         Capital Investment Group          FNB Brokerage Services          Infinex Investments Inc.
1st Discount Brokerage Inc.         Capital Strategies Financial      Foothill Securities Inc.        ING Financial
1st Global Capital Corporation      Capwest Securities Inc.           Fortune Financial Services      Institutional Securities Corp
1st Worldwide Financial Partners    Centaurus Financial Inc.          Founders Financial Securities   Inter Securities Inc.
A G Edwards & Sons                  Century Securities                FSC Securities Corporation      Intercarolina Financial
Advanced Advisor Group LLC          CFD Investments Inc.              Fulcrum Securities Inc.           Services
AFS Brokerage Inc.                  Chevy Chase Securities Inc.       GA Repple & Company             Intervest International
AIG Financial Advisors              Choice Investments Inc.           Geneos Wealth Management Inc.     Equities Corp
American General Securities         Colonial Brokerage Inc.           Gilman Ciocia                   Invest Financial Corporation
American Investment                 Colonial Investments Services     Great American Advisors Inc.    Investacorp Inc.
American Portfolios Financial       Commonwealth Financial Network    Great Nation Investment Corp    Investment Centers of America,
  Services                          Countrywide Investment Service    Gunn Allen Financial Inc.         Inc.
Ameritas Investment Corp            Crowell Weedon & Co               GW Sherwold                     Investment Professionals Inc.
Askar Corp                          Crown Capital Securities LP       GWN Securities Inc.             Investors Capital Corp
Associated Securities Corp          Cue Financial Group               H Beck Inc.                     Investors Security Co Inc.
Axa Advisors LLC                    Cumberland Brokerage Corp         H D Vest Investment Securities  J P Turner & Co LLC
B C Ziegler & Company               CUSO Financial Services           H&R Block Financial Advisors    J W Cole Financial Inc.
Bancwest Investment Services Inc.   Despain Financial Corporation     H.S. Dent                       Janney Montgomery Scott LLC
BB&T Investment Services Inc.       E Planning Securities Inc.        Haas Financial Products         Jefferson Pilot Securities
BCG Securities                      Equable Securities Corp           Hantz Financial Services          Corp
Beneficial Investment Services      Equitas America                   Harbour Investment Inc.         Jesup & Lamont Securities Corp
Bentley Lawrence Securities         ESI Financial                     Harvest Capital LLC             JJB Hilliard WL Lyons Inc.
BI Investments                      Fenwick Securities                Harvest Companies               JRL Capital Corporation
BOSC, Inc.                          Ferris Baker Watts Inc.           HBW Securities                  KCD Financial
Brecek & Young Advisors Inc.        FFP Securities Inc.               Heim Young & Associates Inc.    Kenai Investments Inc.
Brewer Financial Services           Fifth Third Securities            Heritage Study Group            Key Investments
Broker Dealer Financial Services    Financial Network Investment      Hornor Townsend & Kent Inc.     KMS Financial Services
  Corp                              Financial Security Management     HSBC                            Koehler Financial LLC
Brookstone Securities               Financial Services                Huckin Financial Group Inc.     Kovack Securities Inc.
Brookstreet Securities Corp         Financial West Investment Group   Huntleigh Securities Corp       Labrunerie Financial Inc.
Bueter & Company Inc.               First Allied Securities           ICBA Financial Services         Lasalle St Securities LLC
Butler Freeman Tally Group          First Brokerage American LLC      IFMG Securities                 Legacy Financial Services
  Financial                         First Financial Equity            IMS Securities                  Legend Equities
Cadaret Grant & Company             First Heartland Capital Inc.      Independent Financial Group     Leonard & Company
Calton & Associates Inc.            First Merit                       Indiana Merchant Banking        Liberty Partners Financial
Cambridge Investment Research                                                                           Services
Capital Analysts Inc.                                                                                 Lincoln Financial Advisors
Capital Financial Services                                                                            Lincoln Investment Planning
                                                                                                      Linsco/Private Ledger
                                                                                                        Corporation
                                                                                                      M&T Securities

Main Street Securities              Packerland Brokerage Services     Securities America              UBOC Union Banc
Medallion Investment Services       Park Avenue Securities            Securities Service Network      UBS Financial Services Inc.
Michigan Securities Inc.            Peak Securities                   Sicor Securities Inc.           United Equity Securities
Mid Atlantic Securities Inc.        Pension Planners Securities       Sigma Financial Corporation     United Planners Financial
Midwest Financial & Inv Services    Peoples Securities                Signator Investors Inc.         United Securities Alliance
Milkie/Ferguson Investments         PFIC Securities                   SII Investments, Inc.             Inc.
MML Investors Services Inc.         Planmember Securities             Silver Oak Securities           USA Advanced Planners Inc.
Money Concepts Capital Corp         Prime Capital Services Inc.       Sky Bank                        USA Financial Securities Corp
Money Management Advisory           Prime Vest Financial Services     Sorrento Pacific                UVEST Financial
Moors & Cabot Inc.                  Princor Financial Services Corp   Southwest Investments           Valmark Securities Inc.
Morgan Keegan                       Pro Equities Inc.                 Southwest Securities Financial  VSR Financial Services Inc.
Morgan Peabody Inc.                 Professional Asset Management       Services                      W.H. Colson Securities
MTL Equity Products Inc.            Purshe Kaplan Sterling            Stanford Group Company          Wachovia Securities Inc.
Multi-Financial Securities Corp       Investments                     Steadfast Foundation            Wall Street Financial Group
Mutual Service Corporation          QA3 Financial Corporation         Sterne Agee Financial Services  Walnut Street Securities Inc.
MWA Financial Services Inc.         Questar Capital Corporation       Stifel Nicolaus & Company       Waterstone Financial Group
National Planning Corporation       R.L. Harger & Associates Inc.     Strategic Financial Alliance    Webster Investments
National Securities Corp            Raymond James Financial           Summit Brokerage Services Inc.  Wellstone Securities
New Alliance Investments Inc.       RBC Dain Rauscher Inc.            Summit Equities Inc.            Western Equity Group
New England Securities              Regal Securities Inc.             SummitAlliance Securities LLC   Western International
Newbridge Securities Corp           Resource Horizons Group           Sunset Financial Services Inc.    Securities Inc.
Next Financial Group Inc.           River Stone Wealth Management     SWBC Investments                Westminster Financial
NFP Securities Inc.                 RMIN Securities Inc.              SWS Financial Service Inc.      Wilbanks Securities
North Atlantic Securities LLC       RNR Securities LLC                Synergy Investment Group        William R Pintaric & Assoc
Northridge Securities Corp          Robert W Baird & Co Inc.          TFS Securities Inc.             Williams Financial Group
NPB Financial Group                 Royal Alliance Associates Inc.    Thomas McDonald Partners        WM Financial Services Inc.
NPF Securities                      Ryan Beck & Co                    Thrivent Investment Management  Woodbury Financial Services
O.N. Equity Sales Company           Rydex Distributors Inc.           Tower Square Securities           Inc.
Ogilvie Securities                  Sammons Securities Company Inc.   Traderlight Securities Inc.     Workman Securities Corp
Oneamerica Securities               Sanders Morris Harris Inc.        Traid Advisors Inc.             World Choice Securities Inc.
Oppenheimer & Co                    SCF Securities                    Transamerica Financial          World Equity Group Inc.
Pacific RP Group                    Schlitt Investor Services Inc.    Tricor                          World Group Securities Inc.
Pacific West                        Scott & Stringfellow Inc.         Triune Capital Advisors         WRP Investments Inc.
                                    Securian Financial Services       Trustmont Financial             XCU Capital

                                   APPENDIX D

                            ACCUMULATION UNIT VALUES

The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.




Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.


At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.50%

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/AIM International
Growth Division(23)

  Accumulation unit value:
    Beginning of period                       $  12.02   $   9.96   $   9.13   $   7.97   $   6.29   $   8.04   $  10.24   $  10.00
    End of period                             $  13.00   $  12.02   $   9.96   $   9.13   $   7.97   $   6.29   $   8.04   $  10.24
  Accumulation units outstanding
  at the end of period                           4,188      4,188      4,188      4,188      4,713      4,714      4,715      1,437

JNL/AIM Large Cap Growth
Division(358)

  Accumulation unit value:
    Beginning of period                       $  13.81   $  13.00   $  12.31   $  11.36   $  10.00        N/A        N/A        N/A
    End of period                             $  15.75   $  13.81   $  13.00   $  12.31   $  11.36        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           1,690      2,145      2,115      2,083          -        N/A        N/A        N/A

JNL/AIM Premier Equity
II Division(947)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/AIM Real Estate Division(1026)

  Accumulation unit value:
    Beginning of period                       $  12.40   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  10.38   $  12.40        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             603        519        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/AIM Small Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                       $  13.08   $  11.60   $  10.86   $  10.31   $   7.56   $  10.00        N/A        N/A
    End of period                             $  14.35   $  13.08   $  11.60   $  10.86   $  10.31   $   7.56        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -          -          -        N/A        N/A

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.23   $  11.82   $  10.69   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.28   $  12.23   $  11.82   $  10.69        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -      2,624          -          -        N/A        N/A        N/A        N/A

JNL/Alliance Capital
Growth Division(23)

  Accumulation unit value:
    Beginning of period                            N/A        N/A   $   6.85   $   6.54   $   5.34   $   7.86   $   9.34   $  10.00
    End of period                                  N/A        N/A   $   8.97   $   6.85   $   6.54   $   5.34   $   7.86   $   9.34
  Accumulation units outstanding
  at the end of period                             N/A        N/A          -          -      6,940          -        607        607

JNL/Capital Guardian
Global Balanced Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.88   $  11.80   $  10.88   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.70   $  12.88   $  11.80   $  10.88        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Capital Guardian
U.S. Growth Equity Division(23)

  Accumulation unit value:
    Beginning of period                       $   6.86   $   6.66   $   6.46   $   5.87   $   4.40   $   6.36   $   9.25   $  10.00
    End of period                             $   7.42   $   6.86   $   6.66   $   6.46   $   5.87   $   4.40   $   6.36   $   9.25
  Accumulation units outstanding
  at the end of period                             921        921        922        923      1,628      1,630      1,534      1,535

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.11   $  10.94   $  10.75   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  12.00   $  12.11   $  10.94   $  10.75        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           2,678      2,688      3,340      4,007        N/A        N/A        N/A        N/A

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                       $  13.60   $  11.50   $  11.38   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  15.02   $  13.60   $  11.50   $  11.38        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             428        428        441          -        N/A        N/A        N/A        N/A

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                       $  10.87   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  10.90   $  10.87        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Goldman Sachs Core
Plus Bond Division(278)

  Accumulation unit value:
    Beginning of period                       $  11.97   $  11.61   $  11.48   $  10.90   $  10.00        N/A        N/A        N/A
    End of period                             $  12.62   $  11.97   $  11.61   $  11.48   $  10.90        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           6,602      6,602     10,719      2,712          -        N/A        N/A        N/A

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Goldman Sachs Short
Duration Bond Division(1060)

  Accumulation unit value:
    Beginning of period                       $  10.21   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  10.54   $  10.21        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

JNL/Janus Growth & Income
Division(22)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $   7.94   $   6.46   $   8.38   $   9.84   $  10.00
    End of period                                  N/A        N/A        N/A   $   7.79   $   7.94   $   6.46   $   8.38   $   9.84
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -      2,652      2,647     13,082        897

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/JPMorgan International
Value Division(99)

  Accumulation unit value:
    Beginning of period                       $  18.15   $  13.96   $  11.95   $   9.90   $   7.21   $  10.00        N/A        N/A
    End of period                             $  20.02   $  18.15   $  13.96   $  11.95   $   9.90   $   7.21        N/A        N/A
  Accumulation units outstanding
  at the end of period                           3,530      3,651      2,424      1,443        399        400        N/A        N/A

JNL/JPMorgan MidCap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $  13.38   $  12.12   $  11.59   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  14.23   $  13.38   $  12.12   $  11.59        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -        N/A        N/A        N/A        N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                       $  10.61   $  10.43   $  10.34   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  11.12   $  10.61   $  10.43   $  10.34        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -        N/A        N/A        N/A        N/A

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                       $  10.88   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  14.13   $  10.88        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Lazard Mid Cap Value
Division(23)

  Accumulation unit value:
    Beginning of period                       $  18.63   $  16.51   $  15.40   $  12.53   $   9.87   $  11.66   $  10.46   $  10.00
    End of period                             $  17.87   $  18.63   $  16.51   $  15.40   $  12.53   $   9.87   $  11.66   $  10.46
  Accumulation units outstanding
  at the end of period                           2,105      2,105      7,367      6,196        607        607        607        607

JNL/Lazard Small Cap
Value Division(85)

  Accumulation unit value:
    Beginning of period                       $  14.10   $  12.25   $  11.89   $  10.46   $   7.65   $  10.00        N/A        N/A
    End of period                             $  12.94   $  14.10   $  12.25   $  11.89   $  10.46   $   7.65        N/A        N/A
  Accumulation units outstanding
  at the end of period                           1,991      2,001      2,014      2,096      1,139      1,132        N/A        N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                       $  10.46   $  12.07        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  10.01   $  10.46        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                       $  10.53   $  10.32   $  10.28   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  11.04   $  10.53   $  10.32   $  10.28        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             319        362        410        474        N/A        N/A        N/A        N/A

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $  16.58   $  12.36   $  12.38   $  10.68   $  10.00        N/A        N/A        N/A
    End of period                             $  17.04   $  16.58   $  12.36   $  12.38   $  10.68        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          5          -          -        N/A        N/A        N/A

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $  11.94   $  10.69   $  11.04   $  10.18   $  10.00        N/A        N/A        N/A
    End of period                             $  10.84   $  11.94   $  10.69   $  11.04   $  10.18        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          5          -          -        N/A        N/A        N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.99   $  11.28   $  10.99   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.28   $  12.99   $  11.28   $  10.99        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -        N/A        N/A        N/A        N/A

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $  14.07   $  12.03   $  11.44   $  10.23   $  10.00        N/A        N/A        N/A
    End of period                             $  11.46   $  14.07   $  12.03   $  11.44   $  10.23        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          5          -          -        N/A        N/A        N/A

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $  11.56   $  11.04   $  10.42   $  10.22   $  10.00        N/A        N/A        N/A
    End of period                             $  12.25   $  11.56   $  11.04   $  10.42   $  10.22        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -          -        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/MCM International
Index Division(569)

  Accumulation unit value:
    Beginning of period                       $  16.17   $  13.07   $  11.71   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  17.58   $  16.17   $  13.07   $  11.71        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             322        366        415        479        N/A        N/A        N/A        N/A

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                       $  13.02   $  11.13   $  10.00        N/A        N/A        N/A        N/A        N/A
    End of period                             $  13.01   $  13.02   $  11.13        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                          22,266      3,748        110        N/A        N/A        N/A        N/A        N/A

JNL/MCM JNL Optimized
5 Division(1060)

  Accumulation unit value:
    Beginning of period                       $  10.73   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  12.00   $  10.73        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $  22.20   $  18.65   $  13.84   $  10.54   $  10.00        N/A        N/A        N/A
    End of period                             $  29.58   $  22.20   $  18.65   $  13.84   $  10.54        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           1,941      2,070      2,156      1,676          -        N/A        N/A        N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                       $  13.47   $  12.46   $  11.30   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  14.25   $  13.47   $  12.46   $  11.30        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           3,698      3,795      1,474        483        N/A        N/A        N/A        N/A

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.73   $  11.23   $  10.92   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.15   $  12.73   $  11.23   $  10.92        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             325        369        418        483        N/A        N/A        N/A        N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/MCM Select Small-Cap
Division(1059)

  Accumulation unit value:
    Beginning of period                       $   9.87   $  21.53        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $   8.71   $   9.87        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                       $  13.72   $  11.85   $  11.54   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.23   $  13.72   $  11.85   $  11.54        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           2,828      2,714        427        478        N/A        N/A        N/A        N/A

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $  10.94   $  10.15   $  10.04   $  10.08   $  10.00        N/A        N/A        N/A
    End of period                             $  12.34   $  10.94   $  10.15   $  10.04   $  10.08        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             544        586          6          -          -        N/A        N/A        N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Oppenheimer Global
Growth Division(31)

  Accumulation unit value:
    Beginning of period                       $  16.30   $  14.14   $  12.62   $  10.86   $   7.85   $  10.25   $  10.00        N/A
    End of period                             $  17.07   $  16.30   $  14.14   $  12.62   $  10.86   $   7.85   $  10.25        N/A
  Accumulation units outstanding
  at the end of period                           3,167      3,678      2,335      1,414        136        101          -        N/A

JNL/Oppenheimer Growth Division(29)

  Accumulation unit value:
    Beginning of period                       $   9.77   $   9.46   $   8.79   $   8.56   $   7.38   $  10.03   $  10.00        N/A
    End of period                             $  10.55   $   9.77   $   9.46   $   8.79   $   8.56   $   7.38   $  10.03        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -          -          -          -        N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/PIMCO Total Return
Bond Division(28)

  Accumulation unit value:
    Beginning of period                       $  12.30   $  12.07   $  11.97   $  11.63   $  11.27   $  10.51   $  10.00        N/A
    End of period                             $  13.12   $  12.30   $  12.07   $  11.97   $  11.63   $  11.27   $  10.51        N/A
  Accumulation units outstanding
  at the end of period                           1,962      1,978      1,978      4,584      4,828      6,171      5,264        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/PPM America Core
Equity Division(22)

  Accumulation unit value:
    Beginning of period                       $   8.99   $   8.02   $   7.49   $   6.72   $   5.36   $   7.17   $   9.71   $  10.00
    End of period                             $   8.21   $   8.99   $   8.02   $   7.49   $   6.72   $   5.36   $   7.17   $   9.71
  Accumulation units outstanding
  at the end of period                           3,732      3,398        480        610      2,162      2,114      9,514      1,833

JNL/PPM America High
Yield Bond Division(569)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $  10.30        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

JNL/PPM America High
Yield Bond Division(418)

  Accumulation unit value:
    Beginning of period                       $  12.43   $  11.42   $  11.40   $  10.69   $  10.00        N/A        N/A        N/A
    End of period                             $  12.11   $  12.43   $  11.42   $  11.40   $  10.69        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -          -          -          -        N/A        N/A        N/A

JNL/PPM America Value
Equity Division(21)

  Accumulation unit value:
    Beginning of period                       $  11.47   $  10.30   $   9.97   $   9.22   $   7.51   $   9.52   $  10.31   $  10.00
    End of period                             $  10.66   $  11.47   $  10.30   $   9.97   $   9.22   $   7.51   $   9.52   $  10.31
  Accumulation units outstanding
  at the end of period                          19,286     19,290     19,293     16,925     17,880     17,886     17,447      5,012

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Putnam Midcap Growth
Division(24)

  Accumulation unit value:
    Beginning of period                       $   9.07   $   8.71   $   7.88   $   6.75   $   5.13   $   7.37   $  10.24   $  10.00
    End of period                             $   8.86   $   9.07   $   8.71   $   7.88   $   6.75   $   5.13   $   7.37   $  10.24
  Accumulation units outstanding
  at the end of period                               -          -          -          -        697        698        699        700

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Aggressive Growth
Division II(33)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $   9.54   $   7.68   $  10.00        N/A        N/A
    End of period                                  N/A        N/A        N/A   $   9.52   $   9.54   $   7.68        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -      8,010      3,925        N/A        N/A

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/S&P Conservative
Growth Division II(20)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $   8.89   $   7.48   $   8.70   $   9.50   $  10.00
    End of period                                  N/A        N/A        N/A   $   8.87   $   8.89   $   7.48   $   8.70   $   9.50
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -     91,202    100,759    113,808     14,416

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $  10.21        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $  10.22        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $  10.22        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $  10.21        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

JNL/S&P Equity Aggressive
Growth Division II(943)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Equity Growth
Division I(569)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $  10.19        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

JNL/S&P Equity Growth
Division II(26)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $   9.12   $   7.28   $   9.99   $  10.00        N/A
    End of period                                  N/A        N/A        N/A   $   9.09   $   9.12   $   7.28   $   9.99        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -      5,015      7,013      7,306        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $  13.50   $  11.86   $  11.10   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  14.52   $  13.50   $  11.86   $  11.10        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           8,989     15,854     15,863     16,414        N/A        N/A        N/A        N/A

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                       $  13.09   $  11.64   $  11.00   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  14.02   $  13.09   $  11.64   $  11.00        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           7,910      7,912      7,914      7,917        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.59   $  11.39   $  10.87   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.48   $  12.59   $  11.39   $  10.87        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                          73,550     85,562     90,564    106,019        N/A        N/A        N/A        N/A

JNL/S&P Moderate Growth
Division II(28)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $   9.27   $   7.65   $   9.19   $  10.00        N/A
    End of period                                  N/A        N/A        N/A   $   9.26   $   9.27   $   7.65   $   9.19        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -          -          -      8,342        N/A

JNL/S&P Retirement 2015
Division(992)

  Accumulation unit value:
    Beginning of period                       $  10.84   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  11.67   $  10.84        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                       $  10.97   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  11.83   $  10.97        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                       $  11.04   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  11.98   $  11.04        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Retirement Income
Division(992)

  Accumulation unit value:
    Beginning of period                       $  10.59   $  10.00        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                             $  11.15   $  10.59        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                               -          -        N/A        N/A        N/A        N/A        N/A        N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $  10.22        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

JNL/S&P Very Aggressive
Growth Division II(521)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.00        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A   $   9.79        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -        N/A        N/A        N/A        N/A

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.64   $  11.29   $  10.88   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.38   $  12.64   $  11.29   $  10.88        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           5,889      5,903      7,461      8,775        N/A        N/A        N/A        N/A

JNL/Select Money Market
Division(25)

  Accumulation unit value:
    Beginning of period                       $  10.34   $  10.04   $   9.92   $  10.00   $  10.10   $  10.15   $  10.00        N/A
    End of period                             $  10.67   $  10.34   $  10.04   $   9.92   $  10.00   $  10.10   $  10.15        N/A
  Accumulation units outstanding
  at the end of period                               -      3,368     14,115     14,118     28,729     28,906     89,756        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of period                                  N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $  12.81   $  11.44   $  10.94   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.90   $  12.81   $  11.44   $  10.94        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           5,678      3,270      3,283          -        N/A        N/A        N/A        N/A

JNL/T.Rowe Price Mid-Cap
Growth Division(23)

  Accumulation unit value:
    Beginning of period                       $  14.44   $  13.73   $  12.21   $  10.50   $   7.69   $  10.00   $  10.31   $  10.00
    End of period                             $  16.67   $  14.44   $  13.73   $  12.21   $  10.50   $   7.69   $  10.00   $  10.31
  Accumulation units outstanding
  at the end of period                           2,038      2,546      3,030      2,360      1,055      1,020        911        911

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                       $  13.96   $  11.81   $  11.29   $  10.00        N/A        N/A        N/A        N/A
    End of period                             $  13.87   $  13.96   $  11.81   $  11.29        N/A        N/A        N/A        N/A
  Accumulation units outstanding
  at the end of period                           6,549      6,538      4,212          -        N/A        N/A        N/A        N/A

Investment Divisions                          December   December   December   December   December   December   December   December
                                                 31,        31,        31,        31,        31,        31,        31,        31,
                                                2007       2006       2005       2004       2003       2002       2001       2000
                                              --------   --------   --------   --------   --------   --------   --------   --------
JNL/Western Balanced Division(22)

  Accumulation unit value:
    Beginning of period                            N/A        N/A        N/A   $  10.58   $   9.17   $  10.04   $  10.25   $  10.00
    End of period                                  N/A        N/A        N/A   $  10.82   $  10.58   $   9.17   $  10.04   $  10.25
  Accumulation units outstanding
  at the end of period                             N/A        N/A        N/A          -      8,448      9,980     13,290          -

 1 - September 16, 1996          36 - January 14, 2002          71 - March 11, 2002          106 - May 1, 2002
 2 - April 1, 1998               37 - January 15, 2002          72 - March 12, 2002          107 - May 2, 2002
 3 - April 8, 1998               38 - January 18, 2002          73 - March 13, 2002          108 - May 3, 2002
 4 - April 9, 1998               39 - January 22, 2002          74 - March 14, 2002          109 - May 6, 2002
 5 - April 13, 1998              40 - January 23, 2002          75 - March 15, 2002          110 - May 7, 2002
 6 - April 15, 1998              41 - January 25, 2002          76 - March 18, 2002          111 - May 8, 2002
 7 - January 21, 1999            42 - January 28, 2002          77 - March 19, 2002          112 - May 9, 2002
 8 - January 29, 1999            43 - January 29, 2002          78 - March 20, 2002          113 - May 10, 2002
 9 - February 9, 1999            44 - January 30, 2002          79 - March 21, 2002          114 - May 13, 2002
10 - March 22, 1999              45 - January 31, 2002          80 - March 22, 2002          115 - May 14, 2002
11 - April 1, 1999               46 - February 1, 2002          81 - March 25, 2002          116 - May 15, 2002
12 - April 8, 1999               47 - February 4, 2002          82 - March 26, 2002          117 - May 16, 2002
13 - April 9, 1999               48 - February 5, 2002          83 - March 27, 2002          118 - May 17, 2002
14 - April 13, 1999              49 - February 6, 2002          84 - March 28, 2002          119 - May 20, 2002
15 - April 15, 1999              50 - February 7, 2002          85 - April 1, 2002           120 - May 21, 2002
16 - April 22, 1999              51 - February 8, 2002          86 - April 2, 2002           121 - May 23, 2002
17 - July 2, 1999                52 - February 11, 2002         87 - April 3, 2002           122 - May 24, 2002
18 - August 16, 1999             53 - February 12, 2002         88 - April 4, 2002           123 - May 28, 2002
19 - May 1, 2000                 54 - February 13, 2002         89 - April 8, 2002           124 - May 29, 2002
20 - November 3, 2000            55 - February 14, 2002         90 - April 9, 2002           125 - May 30, 2002
21 - November 17, 2000           56 - February 15, 2002         91 - April 10, 2002          126 - May 31, 2002
22 - November 27, 2000           57 - February 19, 2002         92 - April 11, 2002          127 - June 3, 2002
23 - December 14, 2000           58 - February 20, 2002         93 - April 12, 2002          128 - June 4, 2002
24 - December 19, 2000           59 - February 21, 2002         94 - April 15, 2002          129 - June 5, 2002
25 - February 12, 2001           60 - February 22, 2002         95 - April 16, 2002          130 - June 6, 2002
26 - March 28, 2001              61 - February 25, 2002         96 - April 17, 2002          131 - June 7, 2002
27 - May 1, 2001                 62 - February 26, 2002         97 - April 18, 2002          132 - June 10, 2002
28 - June 7, 2001                63 - February 27, 2002         98 - April 19, 2002          133 - June 11, 2002
29 - August 15, 2001             64 - February 28, 2002         99 - April 22, 2002          134 - June 12, 2002
30 - October 29, 2001            65 - March 1, 2002            100 - April 23, 2002          135 - June 14, 2002
31 - December 14, 2001           66 - March 4, 2002            101 - April 24, 2002          136 - June 17, 2002
32 - January 3, 2002             67 - March 5, 2002            102 - April 25, 2002          137 - June 20, 2002
33 - January 7, 2002             68 - March 6, 2002            103 - April 26, 2002          138 - June 21, 2002
34 - January 10, 2002            69 - March 7, 2002            104 - April 29, 2002          139 - June 24, 2002
35 - January 11, 2002            70 - March 8, 2002            105 - April 30, 2002          140 - June 25, 2002

141 - June 26, 2002              176 - August 28, 2002          211 - October 21, 2002       246 - December 27, 2002
142 - June 27, 2002              177 - August 29, 2002          212 - October 22, 2002       247 - December 30, 2002
143 - June 28, 2002              178 - August 30, 2002          213 - October 24, 2002       248 - December 31, 2002
144 - July 1, 2002               179 - September 3, 2002        214 - October 25, 2002       249 - January 2, 2003
145 - July 2, 2002               180 - September 4, 2002        215 - October 28, 2002       250 - January 3, 2003
146 - July 3, 2002               181 - September 5, 2002        216 - October 29, 2002       251 - January 6, 2003
147 - July 5, 2002               182 - September 6, 2002        217 - October 31, 2002       252 - January 9, 2003
148 - July 8, 2002               183 - September 10, 2002       218 - November 1, 2002       253 - January 16, 2003
149 - July 9, 2002               184 - September 11, 2002       219 - November 4, 2002       254 - January 17, 2003
150 - July 11, 2002              185 - September 12, 2002       220 - November 5, 2002       255 - January 21, 2003
151 - July 12, 2002              186 - September 13, 2002       221 - November 6, 2002       256 - January 22, 2003
152 - July 15, 2002              187 - September 16, 2002       222 - November 7, 2002       257 - January 24, 2003
153 - July 16, 2002              188 - September 17, 2002       223 - November 8, 2002       258 - January 27, 2003
154 - July 18, 2002              189 - September 18, 2002       224 - November 12, 2002      259 - January 28, 2003
155 - July 22, 2002              190 - September 19, 2002       225 - November 13, 2002      260 - January 30, 2003
156 - July 24, 2002              191 - September 20, 2002       226 - November 14, 2002      261 - January 31, 2003
157 - July 25, 2002              192 - September 23, 2002       227 - November 15, 2002      262 - February 3, 2003
158 - July 26, 2002              193 - September 24, 2002       228 - November 18, 2002      263 - February 4, 2003
159 - July 29, 2002              194 - September 25, 2002       229 - November 19, 2002      264 - February 5, 2003
160 - July 30, 2002              195 - September 26, 2002       230 - November 20, 2002      265 - February 6, 2003
161 - July 31, 2002              196 - September 27, 2002       231 - November 22, 2002      266 - February 7, 2003
162 - August 1, 2002             197 - September 30, 2002       232 - November 25, 2002      267 - February 12, 2003
163 - August 5, 2002             198 - October 1, 2002          233 - November 26, 2002      268 - February 13, 2003
164 - August 6, 2002             199 - October 2, 2002          234 - November 27, 2002      269 - February 14, 2003
165 - August 7, 2002             200 - October 3, 2002          235 - November 29, 2002      270 - February 18, 2003
166 - August 8, 2002             201 - October 4, 2002          236 - December 2, 2002       271 - February 19, 2003
167 - August 12, 2002            202 - October 7, 2002          237 - December 3, 2002       272 - February 20, 2003
168 - August 13, 2002            203 - October 8, 2002          238 - December 5, 2002       273 - February 21, 2003
169 - August 14, 2002            204 - October 9, 2002          239 - December 6, 2002       274 - February 24, 2003
170 - August 15, 2002            205 - October 10, 2002         240 - December 9, 2002       275 - February 25, 2003
171 - August 16, 2002            206 - October 11, 2002         241 - December 16, 2002      276 - February 26, 2003
172 - August 19, 2002            207 - October 14, 2002         242 - December 17, 2002      277 - February 27, 2003
173 - August 20, 2002            208 - October 15, 2002         243 - December 18, 2002      278 - February 28, 2003
174 - August 23, 2002            209 - October 17, 2002         244 - December 19, 2002      279 - March 3, 2003
175 - August 26, 2002            210 - October 18, 2002         245 - December 23, 2002      280 - March 4, 2003

281 - March 5, 2003              316 - April 25, 2003           351 - June 18, 2003          386 - August 8, 2003
282 - March 6, 2003              317 - April 28, 2003           352 - June 19, 2003          387 - August 11, 2003
283 - March 7, 2003              318 - April 29, 2003           353 - June 20, 2003          388 - August 12, 2003
284 - March 10, 2003             319 - April 30, 2003           354 - June 23, 2003          389 - August 13, 2003
285 - March 11, 2003             320 - May 1, 2003              355 - June 24, 2003          390 - August 14, 2003
286 - March 12, 2003             321 - May 2, 2003              356 - June 25, 2003          391 - August 15, 2003
287 - March 13, 2003             322 - May 5, 2003              357 - June 26, 2003          392 - August 18, 2003
288 - March 14, 2003             323 - May 6, 2003              358 - June 27, 2003          393 - August 19, 2003
289 - March 17, 2003             324 - May 7, 2003              359 - June 30, 2003          394 - August 20, 2003
290 - March 18, 2003             325 - May 8, 2003              360 - July 1, 2003           395 - August 21, 2003
291 - March 19, 2003             326 - May 12, 2003             361 - July 2, 2003           396 - August 22, 2003
292 - March 20, 2003             327 - May 13, 2003             362 - July 3, 2003           397 - August 25, 2003
293 - March 21, 2003             328 - May 14, 2003             363 - July 7, 2003           398 - August 26, 2003
294 - March 24, 2003             329 - May 15, 2003             364 - July 8, 2003           399 - August 27, 2003
295 - March 26, 2003             330 - May 19, 2003             365 - July 9, 2003           400 - August 28, 2003
296 - March 27, 2003             331 - May 20, 2003             366 - July 10, 2003          401 - August 29, 2003
297 - March 28, 2003             332 - May 21, 2003             367 - July 11, 2003          402 - September 2, 2003
298 - March 31, 2003             333 - May 22, 2003             368 - July 14, 2003          403 - September 3, 2003
299 - April 1, 2003              334 - May 23, 2003             369 - July 15, 2003          404 - September 5, 2003
300 - April 2, 2003              335 - May 27, 2003             370 - July 17, 2003          405 - September 8, 2003
301 - April 3, 2003              336 - May 28, 2003             371 - July 18, 2003          406 - September 9, 2003
302 - April 4, 2003              337 - May 29, 2003             372 - July 21, 2003          407 - September 10, 2003
303 - April 7, 2003              338 - May 30, 2003             373 - July 22, 2003          408 - September 11, 2003
304 - April 8, 2003              339 - June 2, 2003             374 - July 23, 2003          409 - September 12, 2003
305 - April 9, 2003              340 - June 3, 2003             375 - July 24, 2003          410 - September 15, 2003
306 - April 10, 2003             341 - June 4, 2003             376 - July 25, 2003          411 - September 16, 2003
307 - April 11, 2003             342 - June 5, 2003             377 - July 28, 2003          412 - September 17, 2003
308 - April 14, 2003             343 - June 6, 2003             378 - July 29, 2003          413 - September 18, 2003
309 - April 15, 2003             344 - June 9, 2003             379 - July 30, 2003          414 - September 19, 2003
310 - April 16, 2003             345 - June 10, 2003            380 - July 31, 2003          415 - September 22, 2003
311 - April 17, 2003             346 - June 11, 2003            381 - August 1, 2003         416 - September 23, 2003
312 - April 21, 2003             347 - June 12, 2003            382 - August 4, 2003         417 - September 24, 2003
313 - April 22, 2003             348 - June 13, 2003            383 - August 5, 2003         418 - September 25, 2003
314 - April 23, 2003             349 - June 16, 2003            384 - August 6, 2003         419 - September 26, 2003
315 - April 24, 2003             350 - June 17, 2003            385 - August 7, 2003         420 - September 29, 2003

421 - September 30, 2003         456 - November 17, 2003        491 - January 8, 2004        526 - March 1, 2004
422 - October 1, 2003            457 - November 18, 2003        492 - January 9, 2004        527 - March 2, 2004
423 - October 2, 2003            458 - November 19, 2003        493 - January 12, 2004       528 - March 3, 2004
424 - October 3, 2003            459 - November 20, 2003        494 - January 13, 2004       529 - March 4, 2004
425 - October 4, 2003            460 - November 21, 2003        495 - January 14, 2004       530 - March 5, 2004
426 - October 6, 2003            461 - November 24, 2003        496 - January 15, 2004       531 - March 8, 2004
427 - October 7, 2003            462 - November 25, 2003        497 - January 16, 2004       532 - March 9, 2004
428 - October 8, 2003            463 - November 26, 2003        498 - January 20, 2004       533 - March 10, 2004
429 - October 9, 2003            464 - November 28, 2003        499 - January 21, 2004       534 - March 11, 2004
430 - October 10, 2003           465 - December 1, 2003         500 - January 22, 2004       535 - March 12, 2004
431 - October 13, 2003           466 - December 2, 2003         501 - January 23, 2004       536 - March 15, 2004
432 - October 14, 2003           467 - December 3, 2003         502 - January 26, 2004       537 - March 16, 2004
433 - October 15, 2003           468 - December 4, 2003         503 - January 27, 2004       538 - March 17, 2004
434 - October 16, 2003           469 - December 5, 2003         504 - January 28, 2004       539 - March 18, 2004
435 - October 17, 2003           470 - December 8, 2003         505 - January 29, 2004       540 - March 19, 2004
436 - October 20, 2003           471 - December 9, 2003         506 - January 30, 2004       541 - March 22, 2004
437 - October 21, 2003           472 - December 10, 2003        507 - February 2, 2004       542 - March 23, 2004
438 - October 22, 2003           473 - December 11, 2003        508 - February 3, 2004       543 - March 24, 2004
439 - October 23, 2003           474 - December 12, 2003        509 - February 4, 2004       544 - March 25, 2004
440 - October 24, 2003           475 - December 15, 2003        510 - February 5, 2004       545 - March 26, 2004
441 - October 27, 2003           476 - December 16, 2003        511 - February 6, 2004       546 - March 29, 2004
442 - October 28, 2003           477 - December 17, 2003        512 - February 9, 2004       547 - March 30, 2004
443 - October 29, 2003           478 - December 18, 2003        513 - February 10, 2004      548 - March 31, 2004
444 - October 30, 2003           479 - December 19, 2003        514 - February 11, 2004      549 - April 1, 2004
445 - October 31, 2003           480 - December 22, 2003        515 - February 12, 2004      550 - April 2, 2004
446 - November 3, 2003           481 - December 23, 2003        516 - February 13, 2004      551 - April 5, 2004
447 - November 4, 2003           482 - December 24, 2003        517 - February 17, 2004      552 - April 6, 2004
448 - November 5, 2003           483 - December 26, 2003        518 - February 18, 2004      553 - April 7, 2004
449 - November 6, 2003           484 - December 29, 2003        519 - February 19, 2004      554 - April 8, 2004
450 - November 7, 2003           485 - December 30, 2003        520 - February 20, 2004      555 - April 12, 2004
451 - November 10, 2003          486 - December 31, 2003        521 - February 23, 2004      556 - April 13, 2004
452 - November 11, 2003          487 - January 2, 2004          522 - February 24, 2004      557 - April 14, 2004
453 - November 12, 2003          488 - January 5, 2004          523 - February 25, 2004      558 - April 15, 2004
454 - November 13, 2003          489 - January 6, 2004          524 - February 26, 2004      559 - April 16, 2004
455 - November 14, 2003          490 - January 7, 2004          525 - February 27, 2004      560 - April 19, 2004

561 - April 20, 2004             596 - June 9, 2004             631 - August 2, 2004         666 - September 21, 2004
562 - April 21, 2004             597 - June 10, 2004            632 - August 3, 2004         667 - September 22, 2004
563 - April 22, 2004             598 - June 14, 2004            633 - August 4, 2004         668 - September 23, 2004
564 - April 23, 2004             599 - June 15, 2004            634 - August 5, 2004         669 - September 24, 2004
565 - April 26, 2004             600 - June 16, 2004            635 - August 6, 2004         670 - September 27, 2004
566 - April 27, 2004             601 - June 17, 2004            636 - August 9, 2004         671 - September 28, 2004
567 - April 28, 2004             602 - June 18, 2004            637 - August 10, 2004        672 - September 29, 2004
568 - April 29, 2004             603 - June 21, 2004            638 - August 11, 2004        673 - September 30, 2004
569 - April 30, 2004             604 - June 22, 2004            639 - August 12, 2004        674 - October 1, 2004
570 - May 3, 2004                605 - June 23, 2004            640 - August 13, 2004        675 - October 4, 2004
571 - May 4, 2004                606 - June 24, 2004            641 - August 16, 2004        676 - October 5, 2004
572 - May 5, 2004                607 - June 25, 2004            642 - August 17, 2004        677 - October 6, 2004
573 - May 6, 2004                608 - June 28, 2004            643 - August 18, 2004        678 - October 7, 2004
574 - May 7, 2004                609 - June 29, 2004            644 - August 19, 2004        679 - October 8, 2004
575 - May 10, 2004               610 - July 1, 2004             645 - August 20, 2004        680 - October 11, 2004
576 - May 11, 2004               611 - July 2, 2004             646 - August 23, 2004        681 - October 12, 2004
577 - May 12, 2004               612 - July 6, 2004             647 - August 24, 2004        682 - October 13, 2004
578 - May 13, 2004               613 - July 7, 2004             648 - August 25, 2004        683 - October 14, 2004
579 - May 14, 2004               614 - July 8, 2004             649 - August 26, 2004        684 - October 15, 2004
580 - May 17, 2004               615 - July 9, 2004             650 - August 27, 2004        685 - October 18, 2004
581 - May 18, 2004               616 - July 12, 2004            651 - August 30, 2004        686 - October 19, 2004
582 - May 19, 2004               617 - July 13, 2004            652 - August 31, 2004        687 - October 20, 2004
583 - May 20, 2004               618 - July 14, 2004            653 - September 1, 2004      688 - October 21, 2004
584 - May 21, 2004               619 - July 15, 2004            654 - September 2, 2004      689 - October 22, 2004
585 - May 24, 2004               620 - July 16, 2004            655 - September 3, 2004      690 - October 25, 2004
586 - May 25, 2004               621 - July 19, 2004            656 - September 7, 2004      691 - October 26, 2004
587 - May 26, 2004               622 - July 20, 2004            657 - September 8, 2004      692 - October 27, 2004
588 - May 27, 2004               623 - July 21, 2004            658 - September 9, 2004      693 - October 28, 2004
589 - May 28, 2004               624 - July 22, 2004            659 - September 10, 2004     694 - October 29, 2004
590 - June 1, 2004               625 - July 23, 2004            660 - September 13, 2004     695 - November 1, 2004
591 - June 2, 2004               626 - July 26, 2004            661 - September 14, 2004     696 - November 2, 2004
592 - June 3, 2004               627 - July 27, 2004            662 - September 15, 2004     697 - November 3, 2004
593 - June 4, 2004               628 - July 28, 2004            663 - September 16, 2004     698 - November 4, 2004
594 - June 7, 2004               629 - July 29, 2004            664 - September 17, 2004     699 - November 5, 2004
595 - June 8, 2004               630 - July 30, 2004            665 - September 20, 2004     700 - November 8, 2004

701 - November 9, 2004           736 - December 30, 2004        771 - February 18, 2005      806 - April 12, 2005
702 - November 10, 2004          737 - December 31, 2004        772 - February 22, 2005      807 - April 13, 2005
703 - November 11, 2004          738 - January 3, 2005          773 - February 23, 2005      808 - April 14, 2005
704 - November 12, 2004          739 - January 4, 2005          774 - February 24, 2005      809 - April 15, 2005
705 - November 15, 2004          740 - January 5, 2005          775 - February 25, 2005      810 - April 18, 2005
706 - November 16, 2004          741 - January 6, 2005          776 - February 28, 2005      811 - April 19, 2005
707 - November 17, 2004          742 - January 7, 2005          777 - March 1, 2005          812 - April 20, 2005
708 - November 18, 2004          743 - January 10, 2005         778 - March 2, 2005          813 - April 21, 2005
709 - November 19, 2004          744 - January 11, 2005         779 - March 3, 2005          814 - April 22, 2005
710 - November 22, 2004          745 - January 12, 2005         780 - March 4, 2005          815 - April 25, 2005
711 - November 23, 2004          746 - January 13, 2005         781 - March 7, 2005          816 - April 26, 2005
712 - November 24, 2004          747 - January 14, 2005         782 - March 8, 2005          817 - April 27, 2005
713 - November 26, 2004          748 - January 18, 2005         783 - March 9, 2005          818 - April 28, 2005
714 - November 29, 2004          749 - January 19, 2005         784 - March 10, 2005         819 - April 29, 2005
715 - November 30, 2004          750 - January 20, 2005         785 - March 11, 2005         820 - May 2, 2005
716 - December 1, 2004           751 - January 21, 2005         786 - March 14, 2005         821 - May 3, 2005
717 - December 2, 2004           752 - January 24, 2005         787 - March 15, 2005         822 - May 4, 2005
718 - December 3, 2004           753 - January 25, 2005         788 - March 16, 2005         823 - May 5, 2005
719 - December 6, 2004           754 - January 26, 2005         789 - March 17, 2005         824 - May 6, 2005
720 - December 7, 2004           755 - January 27, 2005         790 - March 18, 2005         825 - May 9, 2005
721 - December 8, 2004           756 - January 28, 2005         791 - March 21, 2005         826 - May 10, 2005
722 - December 9, 2004           757 - January 31, 2005         792 - March 22, 2005         827 - May 11, 2005
723 - December 10, 2004          758 - February 1, 2005         793 - March 23, 2005         828 - May 12, 2005
724 - December 13, 2004          759 - February 2, 2005         794 - March 24, 2005         829 - May 13, 2005
725 - December 14, 2004          760 - February 3, 2005         795 - March 28, 2005         830 - May 16, 2005
726 - December 15, 2004          761 - February 4, 2005         796 - March 29, 2005         831 - May 17, 2005
727 - December 16, 2004          762 - February 7, 2005         797 - March 30, 2005         832 - May 18, 2005
728 - December 17, 2004          763 - February 8, 2005         798 - March 31, 2005         833 - May 19, 2005
729 - December 20, 2004          764 - February 9, 2005         799 - April 1, 2005          834 - May 20, 2005
730 - December 21, 2004          765 - February 10, 2005        800 - April 4, 2005          835 - May 23, 2005
731 - December 22, 2004          766 - February 11, 2005        801 - April 5, 2005          836 - May 24, 2005
732 - December 23, 2004          767 - February 14, 2005        802 - April 6, 2005          837 - May 25, 2005
733 - December 27, 2004          768 - February 15, 2005        803 - April 7, 2005          838 - May 26, 2005
734 - December 28, 2004          769 - February 16, 2005        804 - April 8, 2005          839 - May 27, 2005
735 - December 29, 2004          770 - February 17, 2005        805 - April 11, 2005         840 - May 31, 2005

841 - June 1, 2005               876 - July 22, 2005            911 - September 13, 2005     946 - November 3, 2005
842 - June 2, 2005               877 - July 25, 2005            912 - September 14, 2005     947 - November 4, 2005
843 - June 3, 2005               878 - July 26, 2005            913 - September 15, 2005     948 - November 7, 2005
844 - June 6, 2005               879 - July 27, 2005            914 - September 16, 2005     949 - November 8, 2005
845 - June 8, 2005               880 - July 28, 2005            915 - September 19, 2005     950 - November 9, 2005
846 - June 9, 2005               881 - July 29, 2005            916 - September 21, 2005     951 - November 10, 2005
847 - June 10, 2005              882 - August 1, 2005           917 - September 22, 2005     952 - November 11, 2005
848 - June 13, 2005              883 - August 2, 2005           918 - September 23, 2005     953 - November 14, 2005
849 - June 14, 2005              884 - August 3, 2005           919 - September 26, 2005     954 - November 15, 2005
850 - June 15, 2005              885 - August 4, 2005           920 - September 27, 2005     955 - November 16, 2005
851 - June 16, 2005              886 - August 5, 2005           921 - September 29, 2005     956 - November 17, 2005
852 - June 17, 2005              887 - August 8, 2005           922 - September 30, 2005     957 - November 18, 2005
853 - June 20, 2005              888 - August 9, 2005           923 - October 3, 2005        958 - November 21, 2005
854 - June 21, 2005              889 - August 10, 2005          924 - October 4, 2005        959 - November 22, 2005
855 - June 22, 2005              890 - August 11, 2005          925 - October 5, 2005        960 - November 23, 2005
856 - June 23, 2005              891 - August 12, 2005          926 - October 6, 2005        961 - November 25, 2005
857 - June 24, 2005              892 - August 15, 2005          927 - October 7, 2005        962 - November 28, 2005
858 - June 27, 2005              893 - August 16, 2005          928 - October 10, 2005       963 - November 29, 2005
859 - June 28, 2005              894 - August 17, 2005          929 - October 11, 2005       964 - November 30, 2005
860 - June 29, 2005              895 - August 18, 2005          930 - October 12, 2005       965 - December 1, 2005
861 - June 30, 2005              896 - August 19, 2005          931 - October 13, 2005       966 - December 2, 2005
862 - July 1, 2005               897 - August 22, 2005          932 - October 14, 2005       967 - December 5, 2005
863 - July 5, 2005               898 - August 24, 2005          933 - October 17, 2005       968 - December 6, 2005
864 - July 6, 2005               899 - August 25, 2005          934 - October 18, 2005       969 - December 7, 2005
865 - July 7, 2005               900 - August 26, 2005          935 - October 19, 2005       970 - December 9, 2005
866 - July 8, 2005               901 - August 29, 2005          936 - October 20, 2005       971 - December 12, 2005
867 - July 11, 2005              902 - August 30, 2005          937 - October 21, 2005       972 - December 13, 2005
868 - July 12, 2005              903 - August 31, 2005          938 - October 24, 2005       973 - December 14, 2005
869 - July 13, 2005              904 - September 1, 2005        939 - October 25, 2005       974 - December 16, 2005
870 - July 14, 2005              905 - September 2, 2005        940 - October 26, 2005       975 - December 19, 2005
871 - July 15, 2005              906 - September 6, 2005        941 - October 27, 2005       976 - December 20, 2005
872 - July 18, 2005              907 - September 7, 2005        942 - October 28, 2005       977 - December 21, 2005
873 - July 19, 2005              908 - September 8, 2005        943 - October 31, 2005       978 - December 22, 2005
874 - July 20, 2005              909 - September 9, 2005        944 - November 1, 2005       979 - December 23, 2005
875 - July 21, 2005              910 - September 12, 2005       945 - November 2, 2005       980 - December 27, 2005

 981 - December 28, 2005         1016 - February 21, 2006       1051 - April 17, 2006        1086 - June 7, 2006
 982 - December 29, 2005         1017 - February 22, 2006       1052 - April 18, 2006        1087 - June 8, 2006
 983 - December 30, 2005         1018 - February 23, 2006       1053 - April 19, 2006        1088 - June 9, 2006
 984 - January 3, 2006           1019 - February 24, 2006       1054 - April 20, 2006        1089 - June 12, 2006
 985 - January 5, 2006           1020 - February 27, 2006       1055 - April 21, 2006        1090 - June 13, 2006
 986 - January 6, 2006           1021 - February 28, 2006       1056 - April 24, 2006        1091 - June 14, 2006
 987 - January 9, 2006           1022 - March 1, 2006           1057 - April 25, 2006        1092 - June 15, 2006
 988 - January 10, 2006          1023 - March 2, 2006           1058 - April 27, 2006        1093 - June 16, 2006
 989 - January 11, 2006          1024 - March 3, 2006           1059 - April 28, 2006        1094 - June 19, 2006
 990 - January 12, 2006          1025 - March 6, 2006           1060 - May 1, 2006           1095 - June 20, 2006
 991 - January 13, 2006          1026 - March 7, 2006           1061 - May 2, 2006           1096 - June 21, 2006
 992 - January 17, 2006          1027 - March 8, 2006           1062 - May 3, 2006           1097 - June 22, 2006
 993 - January 18, 2006          1028 - March 9, 2006           1063 - May 4, 2006           1098 - June 23, 2006
 994 - January 19, 2006          1029 - March 10, 2006          1064 - May 5, 2006           1099 - June 26, 2006
 995 - January 20, 2006          1030 - March 13, 2006          1065 - May 8, 2006           1100 - June 27, 2006
 996 - January 23, 2006          1031 - March 16, 2006          1066 - May 9, 2006           1101 - June 28, 2006
 997 - January 24, 2006          1032 - March 17, 2006          1067 - May 10, 2006          1102 - June 29, 2006
 998 - January 25, 2006          1033 - March 20, 2006          1068 - May 11, 2006          1103 - June 30, 2006
 999 - January 26, 2006          1034 - March 21, 2006          1069 - May 12, 2006          1104 - July 3, 2006
1000 - January 27, 2006          1035 - March 22, 2006          1070 - May 15, 2006          1105 - July 5, 2006
1001 - January 30, 2006          1036 - March 23, 2006          1071 - May 16, 2006          1106 - July 6, 2006
1002 - January 31, 2006          1037 - March 24, 2006          1072 - May 17, 2006          1107 - July 7, 2006
1003 - February 1, 2006          1038 - March 27, 2006          1073 - May 18, 2006          1108 - July 10, 2006
1004 - February 2, 2006          1039 - March 28, 2006          1074 - May 19, 2006          1109 - July 11, 2006
1005 - February 3, 2006          1040 - March 29, 2006          1075 - May 22, 2006          1110 - July 12, 2006
1006 - February 6, 2006          1041 - March 30, 2006          1076 - May 23, 2006          1111 - July 13, 2006
1007 - February 7, 2006          1042 - March 31, 2006          1077 - May 24, 2006          1112 - July 14, 2006
1008 - February 8, 2006          1043 - April 3, 2006           1078 - May 25, 2006          1113 - July 17, 2006
1009 - February 9, 2006          1044 - April 4, 2006           1079 - May 26, 2006          1114 - July 18, 2006
1010 - February 10, 2006         1045 - April 5, 2006           1080 - May 30, 2006          1115 - July 19, 2006
1011 - February 13, 2006         1046 - April 6, 2006           1081 - May 31, 2006          1116 - July 20, 2006
1012 - February 14, 2006         1047 - April 7, 2006           1082 - June 1, 2006          1117 - July 21, 2006
1013 - February 15, 2006         1048 - April 10, 2006          1083 - June 2, 2006          1118 - July 24, 2006
1014 - February 16, 2006         1049 - April 11, 2006          1084 - June 5, 2006          1119 - July 25, 2006
1015 - February 17, 2006         1050 - April 13, 2006          1085 - June 6, 2006          1120 - July 26, 2006

1121 - July 27, 2006             1156 - September 18, 2006      1191 - November 7, 2006      1226 - January 5, 2007
1122 - July 28, 2006             1157 - September 19, 2006      1192 - November 8, 2006      1227 - January 8, 2007
1123 - July 31, 2006             1158 - September 20, 2006      1193 - November 10, 2006     1228 - January 9, 2007
1124 - August 1, 2006            1159 - September 21, 2006      1194 - November 13, 2006     1229 - January 10, 2007
1125 - August 2, 2006            1160 - September 22, 2006      1195 - November 14, 2006     1230 - January 11, 2007
1126 - August 3, 2006            1161 - September 25, 2006      1196 - November 15, 2006     1231 - January 12, 2007
1127 - August 4, 2006            1162 - September 26, 2006      1197 - November 16, 2006     1232 - January 16, 2007
1128 - August 7, 2006            1163 - September 27, 2006      1198 - November 17, 2006     1233 - January 17, 2007
1129 - August 8, 2006            1164 - September 28, 2006      1199 - November 20, 2006     1234 - January 18, 2007
1130 - August 9, 2006            1165 - September 29, 2006      1200 - November 21, 2006     1235 - January 19, 2007
1131 - August 10, 2006           1166 - October 2, 2006         1201 - November 22, 2006     1236 - January 22, 2007
1132 - August 11, 2006           1167 - October 3, 2006         1202 - November 24, 2006     1237 - January 23, 2007
1133 - August 14, 2006           1168 - October 4, 2006         1203 - November 27, 2006     1238 - January 24, 2007
1134 - August 15, 2006           1169 - October 5, 2006         1204 - November 28, 2006     1239 - January 25, 2007
1135 - August 16, 2006           1170 - October 6, 2006         1205 - November 29, 2006     1240 - January 26, 2007
1136 - August 17, 2006           1171 - October 9, 2006         1206 - November 30, 2006     1241 - January 29, 2007
1137 - August 18, 2006           1172 - October 10, 2006        1207 - December 1, 2006      1242 - January 30, 2007
1138 - August 21, 2006           1173 - October 11, 2006        1208 - December 4, 2006      1243 - January 31, 2007
1139 - August 22, 2006           1174 - October 12, 2006        1209 - December 5, 2006      1244 - February 1, 2007
1140 - August 23, 2006           1175 - October 13, 2006        1210 - December 6, 2006      1245 - February 2, 2007
1141 - August 24, 2006           1176 - October 16, 2006        1211 - December 7, 2006      1246 - February 5, 2007
1142 - August 25, 2006           1177 - October 17, 2006        1212 - December 11, 2006     1247 - February 6, 2007
1143 - August 28, 2006           1178 - October 18, 2006        1213 - December 12, 2006     1248 - February 7, 2007
1144 - August 29, 2006           1179 - October 19, 2006        1214 - December 13, 2006     1249 - February 8, 2007
1145 - August 30, 2006           1180 - October 20, 2006        1215 - December 14, 2006     1250 - February 9, 2007
1146 - August 31, 2006           1181 - October 23, 2006        1216 - December 18, 2006     1251 - February 12, 2007
1147 - September 1, 2006         1182 - October 24, 2006        1217 - December 20, 2006     1252 - February 13, 2007
1148 - September 5, 2006         1183 - October 25, 2006        1218 - December 21, 2006     1253 - February 14, 2007
1149 - September 6, 2006         1184 - October 26, 2006        1219 - December 22, 2006     1254 - February 15, 2007
1150 - September 7, 2006         1185 - October 27, 2006        1220 - December 26, 2006     1255 - February 16, 2007
1151 - September 11, 2006        1186 - October 31, 2006        1221 - December 27, 2006     1256 - February 20, 2007
1152 - September 12, 2006        1187 - November 1, 2006        1222 - December 28, 2006     1257 - February 21, 2007
1153 - September 13, 2006        1188 - November 2, 2006        1223 - December 29, 2006     1258 - February 22, 2007
1154 - September 14, 2006        1189 - November 3, 2006        1224 - January 3, 2007       1259 - February 23, 2007
1155 - September 15, 2006        1190 - November 6, 2006        1225 - January 4, 2007       1260 - February 26, 2007

1261 - February 27, 2007         1296 - April 18, 2007          1331 - June 7, 2007          1366 - July 27, 2007
1262 - February 28, 2007         1297 - April 19, 2007          1332 - June 8, 2007          1367 - July 30, 2007
1263 - March 1, 2007             1298 - April 20, 2007          1333 - June 11, 2007         1368 - July 31, 2007
1264 - March 2, 2007             1299 - April 23, 2007          1334 - June 12, 2007         1369 - August 1, 2007
1265 - March 5, 2007             1300 - April 24, 2007          1335 - June 13, 2007         1370 - August 2, 2007
1266 - March 6, 2007             1301 - April 25, 2007          1336 - June 14, 2007         1371 - August 3, 2007
1267 - March 7, 2007             1302 - April 26, 2007          1337 - June 15, 2007         1372 - August 6, 2007
1268 - March 8, 2007             1303 - April 27, 2007          1338 - June 18, 2007         1373 - August 7, 2007
1269 - March 9, 2007             1304 - April 30, 2007          1339 - June 19, 2007         1374 - August 8, 2007
1270 - March 12, 2007            1305 - May 1, 2007             1340 - June 20, 2007         1375 - August 9, 2007
1271 - March 13, 2007            1306 - May 2, 2007             1341 - June 21, 2007         1376 - August 10, 2007
1272 - March 14, 2007            1307 - May 3, 2007             1342 - June 22, 2007         1377 - August 13, 2007
1273 - March 15, 2007            1308 - May 4, 2007             1343 - June 25, 2007         1378 - August 14, 2007
1274 - March 16, 2007            1309 - May 7, 2007             1344 - June 26, 2007         1379 - August 15, 2007
1275 - March 19, 2007            1310 - May 8, 2007             1345 - June 27, 2007         1380 - August 16, 2007
1276 - March 20, 2007            1311 - May 9, 2007             1346 - June 28, 2007         1381 - August 17, 2007
1277 - March 21, 2007            1312 - May 10, 2007            1347 - June 29, 2007         1382 - August 20, 2007
1278 - March 22, 2007            1313 - May 11, 2007            1348 - July 2, 2007          1383 - August 21, 2007
1279 - March 23, 2007            1314 - May 14, 2007            1349 - July 3, 2007          1384 - August 23, 2007
1280 - March 26, 2007            1315 - May 15, 2007            1350 - July 5, 2007          1385 - August 24, 2007
1281 - March 27, 2007            1316 - May 16, 2007            1351 - July 6, 2007          1386 - August 27, 2007
1282 - March 28, 2007            1317 - May 17, 2007            1352 - July 9, 2007          1387 - August 28, 2007
1283 - March 29, 2007            1318 - May 18, 2007            1353 - July 10, 2007         1388 - August 29, 2007
1284 - March 30, 2007            1319 - May 21, 2007            1354 - July 11, 2007         1389 - August 30, 2007
1285 - April 2, 2007             1320 - May 22, 2007            1355 - July 12, 2007         1390 - August 31, 2007
1286 - April 3, 2007             1321 - May 23, 2007            1356 - July 13, 2007         1391 - September 4, 2007
1287 - April 4, 2007             1322 - May 24, 2007            1357 - July 16, 2007         1392 - September 5, 2007
1288 - April 5, 2007             1323 - May 25, 2007            1358 - July 17, 2007         1393 - September 6, 2007
1289 - April 9, 2007             1324 - May 29, 2007            1359 - July 18, 2007         1394 - September 7, 2007
1290 - April 10, 2007            1325 - May 30, 2007            1360 - July 19, 2007         1395 - September 10, 2007
1291 - April 11, 2007            1326 - May 31, 2007            1361 - July 20, 2007         1396 - September 11, 2007
1292 - April 12, 2007            1327 - June 1, 2007            1362 - July 23, 2007         1397 - September 12, 2007
1293 - April 13, 2007            1328 - June 4, 2007            1363 - July 24, 2007         1398 - September 13, 2007
1294 - April 16, 2007            1329 - June 5, 2007            1364 - July 25, 2007         1399 - September 14, 2007
1295 - April 17, 2007            1330 - June 6, 2007            1365 - July 26, 2007         1400 - September 17, 2007

1401 - September 18, 2007        1436 - November 8, 2007
1402 - September 19, 2007        1437 - November 9, 2007
1403 - September 20, 2007        1438 - November 12, 2007
1404 - September 21, 2007        1439 - November 13, 2007
1405 - September 24, 2007        1440 - November 14, 2007
1406 - September 25, 2007        1441 - November 15, 2007
1407 - September 26, 2007        1442 - November 16, 2007
1408 - September 28, 2007        1443 - November 19, 2007
1409 - October 1, 2007           1444 - November 20, 2007
1410 - October 2, 2007           1445 - November 21, 2007
1411 - October 3, 2007           1446 - November 23, 2007
1412 - October 4, 2007           1447 - November 26, 2007
1413 - October 5, 2007           1448 - November 27, 2007
1414 - October 8, 2007           1449 - November 28, 2007
1415 - October 9, 2007           1450 - November 30, 2007
1416 - October 10, 2007          1451 - December 3, 2007
1417 - October 11, 2007          1452 - December 4, 2007
1418 - October 12, 2007          1453 - December 5, 2007
1419 - October 15, 2007          1454 - December 6, 2007
1420 - October 16, 2007          1455 - December 7, 2007
1421 - October 17, 2007          1456 - December 10, 2007
1422 - October 18, 2007          1457 - December 11, 2007
1423 - October 19, 2007          1458 - December 12, 2007
1424 - October 22, 2007          1459 - December 13, 2007
1425 - October 23, 2007          1460 - December 14, 2007
1426 - October 24, 2007          1461 - December 17, 2007
1427 - October 25, 2007          1462 - December 18, 2007
1428 - October 26, 2007          1463 - December 19, 2007
1429 - October 29, 2007          1464 - December 20, 2007
1430 - October 30, 2007          1465 - December 21, 2007
1431 - October 31, 2007          1466 - December 24, 2007
1432 - November 1, 2007          1467 - December 26, 2007
1433 - November 2, 2007          1468 - December 27, 2007
1434 - November 5, 2007          1469 - December 28, 2007
1435 - November 6, 2007          1470 - December 31, 2007

                       STATEMENT OF ADDITIONAL INFORMATION


                                 March 31, 2008


                     INDIVIDUAL DEFERRED FIXED AND VARIABLE
                                ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated March 31, 2008. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651.




                                                  TABLE OF CONTENTS
                                                                           Page

General Information and History                                               2

Services                                                                      5

Purchase of Securities Being Offered                                          5

Underwriters                                                                  6

Calculation of Performance                                                    6

Additional Tax Information                                                    8

Annuity Provisions                                                           18

Net Investment Factors                                                       19

Financial Statements                                                         20

General Information and History

JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson of New York. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company (JacksonSM) and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's  publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI  MAKES  NO  WARRANTY  CONCERNING  THE  SYSTEM,   EXPRESS  OR  IMPLIED,
INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND..

"NYSE(R)" is a registered mark of, and "NYSE  International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital
        Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
o       The accuracy or completeness of the Index and its data;
o The merchantability and the fitness for a particular purpose or use of the Index and its data;
o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management,  LLC and
NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.
--------------------------------------------------------------------------------

Services

Jackson of NY keeps the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial  statements of JNLNY Separate Account II and Jackson National
Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $141,708 in 2005, $101,169 in 2006, and $77,871 in 2007. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized   average  annual  total  return  for  a  specific  period  is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b = expenses for the Investment Division accrued for the period (net of reimbursements).
     c = the average daily number of accumulation units outstanding during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

Net  investment   income  will  be  determined  in  accordance  with  rules
established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE
OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification  standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 84 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the  beneficiary.
The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary;
(4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

        (a) Tax-Sheltered Annuities

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b) Individual Retirement Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c) Roth IRA Annuities

        Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

        Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

        Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

        (d) Pension and Profit-Sharing Plans

        The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

        In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

        In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                *     attains age 70 1/2,

                *     severs employment,

                *     dies, or

                * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)   is the net result of:

           (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

           (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

           (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International Growth
Division(23)

  Accumulation unit value:
    Beginning of period                    $12.02          $9.96           $9.13           $7.97          $6.29
    End of period                          $13.00          $12.02          $9.96           $9.13          $7.97
  Accumulation units outstanding
  at the end of period                     4,188           4,188           4,188           4,188          4,713

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM International Growth
Division(23)

  Accumulation unit value:
    Beginning of period                    $8.04           $10.24          $10.00
    End of period                          $6.29           $8.04           $10.24
  Accumulation units outstanding
  at the end of period                     4,714           4,715           1,437

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(358)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.00          $12.31         $11.36          $10.00
    End of period                          $15.75          $13.81          $13.00         $12.31          $11.36
  Accumulation units outstanding
  at the end of period                     1,690           2,145           2,115           2,083            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Large Cap Growth
Division(358)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Premier Equity
II Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1026)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.00           N/A             N/A            N/A
    End of period                          $10.38          $12.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      603             519             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Real Estate Division(1026)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.60          $10.86         $10.31          $7.56
    End of period                          $14.35          $13.08          $11.60         $10.86          $10.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Small Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A
    End of period                          $7.56            N/A             N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.82          $10.69         $10.00           N/A
    End of period                          $13.28          $12.23          $11.82         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -             2,624             -               -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital Growth
Division(23)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $6.85           $6.54          $5.34
    End of period                           N/A             N/A            $8.97           $6.85          $6.54
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -            6,940

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alliance Capital Growth
Division(23)

  Accumulation unit value:
    Beginning of period                    $7.86           $9.34           $10.00
    End of period                          $5.34           $7.86           $9.34
  Accumulation units outstanding
  at the end of period                       -              607             607

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.80          $10.88         $10.00           N/A
    End of period                          $13.70          $12.88          $11.80         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian U.S.
Growth Equity Division(23)

  Accumulation unit value:
    Beginning of period                    $6.86           $6.66           $6.46           $5.87          $4.40
    End of period                          $7.42           $6.86           $6.66           $6.46          $5.87
  Accumulation units outstanding
  at the end of period                      921             921             922             923           1,628

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian U.S.
Growth Equity Division(23)

  Accumulation unit value:
    Beginning of period                    $6.36           $9.25           $10.00
    End of period                          $4.40           $6.36           $9.25
  Accumulation units outstanding
  at the end of period                     1,630           1,534           1,535

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.94          $10.75         $10.00           N/A
    End of period                          $12.00          $12.11          $10.94         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     2,678           2,688           3,340           4,007           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.50          $11.38         $10.00           N/A
    End of period                          $15.02          $13.60          $11.50         $11.38           N/A
  Accumulation units outstanding
  at the end of period                      428             428             441              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(278)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.61          $11.48         $10.90          $10.00
    End of period                          $12.62          $11.97          $11.61         $11.48          $10.90
  Accumulation units outstanding
  at the end of period                     6,602           6,602           10,719          2,712            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Core
Plus Bond Division(278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid Cap
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Mid Cap
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.54          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Short
Duration Bond Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Janus Growth & Income
Division(22)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.94          $6.46
    End of period                           N/A             N/A             N/A            $7.79          $7.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,652

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Janus Growth & Income
Division(22)

  Accumulation unit value:
    Beginning of period                    $8.38           $9.84           $10.00
    End of period                          $6.46           $8.38           $9.84
  Accumulation units outstanding
  at the end of period                     2,647           13,082           897


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(99)

  Accumulation unit value:
    Beginning of period                    $18.15          $13.96          $11.95          $9.90          $7.21
    End of period                          $20.02          $18.15          $13.96         $11.95          $9.90
  Accumulation units outstanding
  at the end of period                     3,530           3,651           2,424           1,443           399

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan International
Value Division(99)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A
    End of period                          $7.21            N/A             N/A
  Accumulation units outstanding
  at the end of period                      400             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.12          $11.59         $10.00           N/A
    End of period                          $14.23          $13.38          $12.12         $11.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.43          $10.34         $10.00           N/A
    End of period                          $11.12          $10.61          $10.43         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging Markets
Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.00           N/A             N/A            N/A
    End of period                          $14.13          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Emerging Markets
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(23)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.51          $15.40         $12.53          $9.87
    End of period                          $17.87          $18.63          $16.51         $15.40          $12.53
  Accumulation units outstanding
  at the end of period                     2,105           2,105           7,367           6,196           607

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Mid Cap Value
Division(23)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.46          $10.00
    End of period                          $9.87           $11.66          $10.46
  Accumulation units outstanding
  at the end of period                      607             607             607

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value
Division(85)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.25          $11.89         $10.46          $7.65
    End of period                          $12.94          $14.10          $12.25         $11.89          $10.46
  Accumulation units outstanding
  at the end of period                     1,991           2,001           2,014           2,096          1,139

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Small Cap Value
Division(85)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A
    End of period                          $7.65            N/A             N/A
  Accumulation units outstanding
  at the end of period                     1,132            N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.46          $12.07           N/A             N/A            N/A
    End of period                          $10.01          $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.32          $10.28         $10.00           N/A
    End of period                          $11.04          $10.53          $10.32         $10.28           N/A
  Accumulation units outstanding
  at the end of period                      319             362             410             474            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $16.58          $12.36          $12.38         $10.68          $10.00
    End of period                          $17.04          $16.58          $12.36         $12.38          $10.68
  Accumulation units outstanding
  at the end of period                       -               -               5               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.69          $11.04         $10.18          $10.00
    End of period                          $10.84          $11.94          $10.69         $11.04          $10.18
  Accumulation units outstanding
  at the end of period                       -               -               5               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P 500
Stock Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.99          $11.28          $10.99         $10.00           N/A
    End of period                          $13.28          $12.99          $11.28         $10.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Enhanced S&P 500
Stock Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.03          $11.44         $10.23          $10.00
    End of period                          $11.46          $14.07          $12.03         $11.44          $10.23
  Accumulation units outstanding
  at the end of period                       -               -               5               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.04          $10.42         $10.22          $10.00
    End of period                          $12.25          $11.56          $11.04         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $16.17          $13.07          $11.71         $10.00           N/A
    End of period                          $17.58          $16.17          $13.07         $11.71           N/A
  Accumulation units outstanding
  at the end of period                      322             366             415             479            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                    $13.02          $11.13          $10.00           N/A            N/A
    End of period                          $13.01          $13.02          $11.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,266          3,748            110             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5
Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.00           N/A             N/A            N/A
    End of period                          $12.00          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL Optimized 5
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $22.20          $18.65          $13.84         $10.54          $10.00
    End of period                          $29.58          $22.20          $18.65         $13.84          $10.54
  Accumulation units outstanding
  at the end of period                     1,941           2,070           2,156           1,676            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.46          $11.30         $10.00           N/A
    End of period                          $14.25          $13.47          $12.46         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     3,698           3,795           1,474            483            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.92         $10.00           N/A
    End of period                          $13.15          $12.73          $11.23         $10.92           N/A
  Accumulation units outstanding
  at the end of period                      325             369             418             483            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1059)

  Accumulation unit value:
    Beginning of period                    $9.87           $21.53           N/A             N/A            N/A
    End of period                          $8.71           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Select Small-Cap
Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.85          $11.54         $10.00           N/A
    End of period                          $13.23          $13.72          $11.85         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     2,828           2,714            427             478            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.15          $10.04         $10.08          $10.00
    End of period                          $12.34          $10.94          $10.15         $10.04          $10.08
  Accumulation units outstanding
  at the end of period                      544             586              6               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(31)

  Accumulation unit value:
    Beginning of period                    $16.30          $14.14          $12.62         $10.86          $7.85
    End of period                          $17.07          $16.30          $14.14         $12.62          $10.86
  Accumulation units outstanding
  at the end of period                     3,167           3,678           2,335           1,414           136

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Global
Growth Division(31)

  Accumulation unit value:
    Beginning of period                    $10.25          $10.00           N/A
    End of period                          $7.85           $10.25           N/A
  Accumulation units outstanding
  at the end of period                      101              -              N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(29)

  Accumulation unit value:
    Beginning of period                    $9.77           $9.46           $8.79           $8.56          $7.38
    End of period                          $10.55          $9.77           $9.46           $8.79          $8.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Growth Division(29)

  Accumulation unit value:
    Beginning of period                    $10.03          $10.00           N/A
    End of period                          $7.38           $10.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(28)

  Accumulation unit value:
    Beginning of period                    $12.30          $12.07          $11.97         $11.63          $11.27
    End of period                          $13.12          $12.30          $12.07         $11.97          $11.63
  Accumulation units outstanding
  at the end of period                     1,962           1,978           1,978           4,584          4,828

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Total Return
Bond Division(28)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.00           N/A
    End of period                          $11.27          $10.51           N/A
  Accumulation units outstanding
  at the end of period                     6,171           5,264            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core Equity
Division(22)

  Accumulation unit value:
    Beginning of period                    $8.99           $8.02           $7.49           $6.72          $5.36
    End of period                          $8.21           $8.99           $8.02           $7.49          $6.72
  Accumulation units outstanding
  at the end of period                     3,732           3,398            480             610           2,162

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Core Equity
Division(22)

  Accumulation unit value:
    Beginning of period                    $7.17           $9.71           $10.00
    End of period                          $5.36           $7.17           $9.71
  Accumulation units outstanding
  at the end of period                     2,114           9,514           1,833

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(418)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.42          $11.40         $10.69          $10.00
    End of period                          $12.11          $12.43          $11.42         $11.40          $10.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division(418)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value Equity
Division(21)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.30          $9.97           $9.22          $7.51
    End of period                          $10.66          $11.47          $10.30          $9.97          $9.22
  Accumulation units outstanding
  at the end of period                     19,286          19,290          19,293         16,925          17,880

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Value Equity
Division(21)

  Accumulation unit value:
    Beginning of period                    $9.52           $10.31          $10.00
    End of period                          $7.51           $9.52           $10.31
  Accumulation units outstanding
  at the end of period                     17,886          17,447          5,012


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(24)

  Accumulation unit value:
    Beginning of period                    $9.07           $8.71           $7.88           $6.75          $5.13
    End of period                          $8.86           $9.07           $8.71           $7.88          $6.75
  Accumulation units outstanding
  at the end of period                       -               -               -               -             697

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Putnam Midcap Growth
Division(24)

  Accumulation unit value:
    Beginning of period                    $7.37           $10.24          $10.00
    End of period                          $5.13           $7.37           $10.24
  Accumulation units outstanding
  at the end of period                      698             699             700

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Aggressive Growth
Division II(33)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.54          $7.68
    End of period                           N/A             N/A             N/A            $9.52          $9.54
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,010

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Aggressive Growth
Division II(33)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A
    End of period                          $7.68            N/A             N/A
  Accumulation units outstanding
  at the end of period                     3,925            N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Conservative Growth
Division II(20)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.89          $7.48
    End of period                           N/A             N/A             N/A            $8.87          $8.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            91,202

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Conservative Growth
Division II(20)

  Accumulation unit value:
    Beginning of period                    $8.70           $9.50           $10.00
    End of period                          $7.48           $8.70           $9.50
  Accumulation units outstanding
  at the end of period                    100,759         113,808          14,416

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division II(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Aggressive
Growth Division II(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
II(26)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.12          $7.28
    End of period                           N/A             N/A             N/A            $9.09          $9.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,015

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Growth Division
II(26)

  Accumulation unit value:
    Beginning of period                    $9.99           $10.00           N/A
    End of period                          $7.28           $9.99            N/A
  Accumulation units outstanding
  at the end of period                     7,013           7,306            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.86          $11.10         $10.00           N/A
    End of period                          $14.52          $13.50          $11.86         $11.10           N/A
  Accumulation units outstanding
  at the end of period                     8,989           15,854          15,863         16,414           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.64          $11.00         $10.00           N/A
    End of period                          $14.02          $13.09          $11.64         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     7,910           7,912           7,914           7,917           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.39          $10.87         $10.00           N/A
    End of period                          $13.48          $12.59          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     73,550          85,562          90,564         106,019          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Moderate Growth
Division II(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.27          $7.65
    End of period                           N/A             N/A             N/A            $9.26          $9.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Moderate Growth
Division II(28)

  Accumulation unit value:
    Beginning of period                    $9.19           $10.00           N/A
    End of period                          $7.65           $9.19            N/A
  Accumulation units outstanding
  at the end of period                       -             8,342            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $11.67          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2015
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.00           N/A             N/A            N/A
    End of period                          $11.83          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.00           N/A             N/A            N/A
    End of period                          $11.98          $11.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.00           N/A             N/A            N/A
    End of period                          $11.15          $10.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement Income
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division II(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A            $9.79           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Very Aggressive
Growth Division II(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.29          $10.88         $10.00           N/A
    End of period                          $13.38          $12.64          $11.29         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     5,889           5,903           7,461           8,775           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(25)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.04          $9.92          $10.00          $10.10
    End of period                          $10.67          $10.34          $10.04          $9.92          $10.00
  Accumulation units outstanding
  at the end of period                       -             3,368           14,115         14,118          28,729

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Money Market
Division(25)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A
    End of period                          $10.10          $10.15           N/A
  Accumulation units outstanding
  at the end of period                     28,906          89,756           N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.44          $10.94         $10.00           N/A
    End of period                          $13.90          $12.81          $11.44         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     5,678           3,270           3,283             -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(23)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.73          $12.21         $10.50          $7.69
    End of period                          $16.67          $14.44          $13.73         $12.21          $10.50
  Accumulation units outstanding
  at the end of period                     2,038           2,546           3,030           2,360          1,055

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Mid-Cap
Growth Division(23)

  Accumulation unit value:
    Beginning of period                    $10.00          $10.31          $10.00
    End of period                          $7.69           $10.00          $10.31
  Accumulation units outstanding
  at the end of period                     1,020            911             911

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.96          $11.81          $11.29         $10.00           N/A
    End of period                          $13.87          $13.96          $11.81         $11.29           N/A
  Accumulation units outstanding
  at the end of period                     6,549           6,538           4,212             -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Western Balanced Division(22)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58          $9.17
    End of period                           N/A             N/A             N/A           $10.82          $10.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,448

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Western Balanced Division(22)

  Accumulation unit value:
    Beginning of period                    $10.04          $10.25          $10.00
    End of period                          $9.17           $10.04          $10.25
  Accumulation units outstanding
  at the end of period                     9,980           13,290            -


                            JNLNY Separate Account II

                                     [LOGO]

                              Financial Statements

                                December 31, 2007

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                        JNL/AIM            JNL/AIM              JNL/AIM            JNL/AIM
                                     International        Large Cap           Real Estate         Small Cap           JNL/Alger
                                    Growth Portfolio   Growth Portfolio        Portfolio       Growth Portfolio   Growth Portfolio
                                    ----------------   ----------------       -----------      ----------------   ----------------
Assets
Investments, at value (a)               $ 54,452           $ 26,621             $ 6,264               $ -                $ -
Receivables:
   Dividend receivable                         -                  -                   -                 -                  -
   Investment securities sold                  7                  3                   1                 -                  -
   Sub-account units sold                      -                  -                   -                 -                  -
                                        --------           --------             -------               ---                ---
Total assets                              54,459             26,624               6,265                 -                  -
                                        --------           --------             -------               ---                ---
Liabilities
Payables:
   Investment securities purchased             -                  -                   -                 -                  -
   Sub-account units redeemed                  -                  -                   -                 -                  -
   Insurance fees due to Jackson
     of New York                               7                  3                   1                 -                  -
                                        --------           --------             -------               ---                ---
Total liabilities                              7                  3                   1                 -                  -
                                        --------           --------             -------               ---                ---
Net assets (Note 5)                     $ 54,452           $ 26,621             $ 6,264               $ -                $ -
----------------------------------      ========           ========             =======               ===                ===

(a) Investment shares                      3,459              1,783                 504                 -                  -
    Investments at cost                 $ 33,218           $ 20,109             $ 6,772               $ -                $ -

                                       JNL/Capital        JNL/Capital         JNL/Capital         JNL/Capital    JNL/Credit Suisse
                                     Guardian Global    Guardian Global        Guardian          Guardian U.S.    Global Natural
                                        Balanced          Diversified     International Small    Growth Equity       Resources
                                        Portfolio     Research Portfolio     Cap Portfolio         Portfolio         Portfolio
                                     ---------------  ------------------  -------------------    ------------    ------------------
Assets
Investments, at value (a)                  $ -                $ -                 $ -               $ 6,830              $ -
Receivables:
   Dividend receivable                       -                  -                   -                     -                -
   Investment securities sold                -                  -                   -                     1                -
   Sub-account units sold                    -                  -                   -                     -                -
                                           ---                ---                 ---               -------              ---
Total assets                                 -                  -                   -                 6,831                -
                                           ---                ---                 ---               -------              ---
Liabilities
Payables:
   Investment securities purchased           -                  -                   -                     -                -
   Sub-account units redeemed                -                  -                   -                     -                -
   Insurance fees due to Jackson
     of New York                             -                  -                   -                     1                -
                                           ---                ---                 ---               -------              ---
Total liabilities                            -                  -                   -                     1                -
                                           ---                ---                 ---               -------              ---
Net assets (Note 5)                        $ -                $ -                 $ -               $ 6,830              $ -
----------------------------------         ===                ===                 ===               =======              ===

(a) Investment shares                        -                  -                   -                   288                -
    Investments at cost                    $ -                $ -                 $ -               $ 4,639              $ -

                     See notes to the financial statements.                    2

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                              JNL/                                                                   JNL/Franklin
                                         Credit Suisse        JNL/Eagle         JNL/Eagle         JNL/Franklin        Templeton
                                           Long/Short        Core Equity     SmallCap Equity   Templeton Founding   Global Growth
                                           Portfolio          Portfolio         Portfolio      Strategy Portfolio     Portfolio
                                         -------------       -----------     ---------------   ------------------   -------------
Assets
Investments, at value (a)                     $ -              $ 32,139          $ 6,422               $ -               $ -
Receivables:
   Dividend receivable                          -                     -                -                 -                 -
   Investment securities sold                   -                     4                1                 -                 -
   Sub-account units sold                       -                     -                -                 -                 -
                                              ---              --------          -------               ---               ---
Total assets                                    -                32,143            6,423                 -                 -
                                              ---              --------          -------               ---               ---
Liabilities
Payables:
   Investment securities purchased              -                     -                -                 -                 -
   Sub-account units redeemed                   -                     -                -                 -                 -
   Insurance fees due to Jackson
     of New York                                -                     4                1                 -                 -
                                              ---              --------          -------               ---               ---
Total liabilities                               -                     4                1                 -                 -
                                              ---              --------          -------               ---               ---
Net assets (Note 5)                           $ -              $ 32,139          $ 6,422               $ -               $ -
------------------------------------          ===              ========          =======               ===               ===

(a) Investment shares                           -                 2,212              310                 -                 -
    Investments at cost                       $ -              $ 31,150          $ 5,985               $ -               $ -

                                                                              JNL/Franklin            JNL/               JNL/
                                         JNL/Franklin       JNL/Franklin        Templeton        Goldman Sachs       Goldman Sachs
                                           Templeton      Templeton Mutual      Small Cap          Core Plus            Mid Cap
                                       Income Portfolio   Shares Portfolio   Value Portfolio     Bond Portfolio     Value Portfolio
                                       ----------------   ----------------   ---------------     --------------     ---------------
Assets
Investments, at value (a)                     $ -                $ -               $ -              $ 83,315              $ -
Receivables:
   Dividend receivable                          -                  -                 -                     -                -
   Investment securities sold                   -                  -                 -                    10                -
   Sub-account units sold                       -                  -                 -                     -                -
                                              ---                ---               ---              --------              ---
Total assets                                    -                  -                 -                83,325                -
                                              ---                ---               ---              --------              ---
Liabilities
Payables:
   Investment securities purchased              -                  -                 -                     -                -
   Sub-account units redeemed                   -                  -                 -                     -                -
   Insurance fees due to Jackson
     of New York                                -                  -                 -                    10                -
                                              ---                ---               ---              --------              ---
Total liabilities                               -                  -                 -                    10                -
                                              ---                ---               ---              --------              ---
Net assets (Note 5)                           $ -                $ -               $ -              $ 83,315              $ -
------------------------------------          ===                ===               ===              ========              ===

(a) Investment shares                           -                  -                 -                 6,937                -
    Investments at cost                       $ -                $ -               $ -              $ 80,447              $ -

                     See notes to the financial statements.                    3

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                                JNL/                                               JNL/JPMorgan
                                           Goldman Sachs       JNL/JPMorgan      JNL/JPMorgan     U.S. Government      JNL/Lazard
                                           Short Duration     International      MidCap Growth    & Quality Bond    Emerging Markets
                                           Bond Portfolio     Value Portfolio      Portfolio         Portfolio         Portfolio
                                          ----------------   ----------------   ---------------   ---------------   ----------------
Assets
Investments, at value (a)                        $ -             $ 70,678            $  -             $ -               $ -
Receivables:
   Dividend receivable                             -                    -               -               -                 -
   Investment securities sold                      -                    9               -               -                 -
   Sub-account units sold                          -                    -               -               -                 -
                                                 ---             --------            ----             ---               ---
Total assets                                       -               70,687               -               -                 -
                                                 ---             --------            ----             ---               ---
Liabilities
Payables:
   Investment securities purchased                 -                    -               -               -                 -
   Sub-account units redeemed                      -                    -               -               -                 -
   Insurance fees due to Jackson
     of New York                                   -                    9               -               -                 -
                                                 ---             --------            ----             ---               ---
Total liabilities                                  -                    9               -               -                 -
                                                 ---             --------            ----             ---               ---
Net assets (Note 5)                              $ -             $ 70,678            $  -             $ -               $ -
---------------------------------------          ===             ========            ====             ===               ===

(a) Investment shares                              -                4,925               -               -                 -
    Investments at cost                          $ -             $ 50,636            $  -             $ -               $ -

                                             JNL/Lazard         JNL/Lazard          JNL/MCM                            JNL/MCM
                                               Mid Cap          Small Cap           10 x 10           JNL/MCM          Bond Index
                                           Value Portfolio    Value Portfolio      Portfolio        25 Portfolio       Portfolio
                                          ----------------   ----------------   ---------------   ---------------   ----------------
Assets
Investments, at value (a)                     $ 37,625           $ 25,773             $ -               $ -             $ 3,521
Receivables:
   Dividend receivable                               -                  -               -                 -                   -
   Investment securities sold                        5                  3               -                 -                   -
   Sub-account units sold                            -                  -               -                 -                   -
                                              --------           --------             ---               ---             -------
Total assets                                    37,630             25,776               -                 -               3,521
                                              --------           --------             ---               ---             -------
Liabilities
Payables:
   Investment securities purchased                   -                  -               -                 -                   -
   Sub-account units redeemed                        -                  -               -                 -                   -
   Insurance fees due to Jackson
     of New York                                     5                  3               -                 -                   -
                                              --------           --------             ---               ---             -------
Total liabilities                                    5                  3               -                 -                   -
                                              --------           --------             ---               ---             -------
Net assets (Note 5)                           $ 37,625           $ 25,773             $ -               $ -             $ 3,521
---------------------------------------       ========           ========             ===               ===             =======

(a) Investment shares                            3,280              2,500               -                 -                 316
    Investments at cost                       $ 45,688           $ 32,103             $ -               $ -             $ 3,410

                    See notes to the financial statements.                     4

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                                                                                      JNL/MCM
                                              JNL/MCM            JNL/MCM            JNL/MCM           Enhanced          JNL/MCM
                                           Communications     Consumer Brands    Dow Dividend      S&P 500 Stock       Financial
                                          Sector Portfolio   Sector Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                                          ----------------   ----------------   ---------------   ---------------   ----------------
Assets
Investments, at value (a)                       $ -                $ -                $ -               $ -               $ -
Receivables:
   Dividend receivable                            -                  -                  -                 -                 -
   Investment securities sold                     -                  -                  -                 -                 -
   Sub-account units sold                         -                  -                  -                 -                 -
                                                ---                ---                ---               ---               ---
Total assets                                      -                  -                  -                 -                 -
                                                ---                ---                ---               ---               ---
Liabilities
Payables:
   Investment securities purchased                -                  -                  -                 -                 -
   Sub-account units redeemed                     -                  -                  -                 -                 -
   Insurance fees due to Jackson
     of New York                                  -                  -                  -                 -                 -
                                                ---                ---                ---               ---               ---
Total liabilities                                 -                  -                  -                 -                 -
                                                ---                ---                ---               ---               ---
Net assets (Note 5)                             $ -                $ -                $ -               $ -               $ -
---------------------------------------         ===                ===                ===               ===               ===

(a) Investment shares                             -                  -                  -                 -                 -
    Investments at cost                         $ -                $ -                $ -               $ -               $ -

                                              JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                                             Healthcare           Index 5        International         JNL 5         JNL Optimized
                                          Sector Portfolio      Portfolio       Index Portfolio      Portfolio        5 Portfolio
                                          ----------------   ----------------   ---------------   ---------------   ----------------
Assets
Investments, at value (a)                        $ -               $ -              $ 5,666          $ 289,775            $ -
Receivables:
   Dividend receivable                             -                 -                    -                  -              -
   Investment securities sold                      -                 -                    1                 36              -
   Sub-account units sold                          -                 -                    -                  -              -
                                                 ---               ---              -------          ---------            ---
Total assets                                       -                 -                5,667            289,811              -
                                                 ---               ---              -------          ---------            ---
Liabilities
Payables:
   Investment securities purchased                 -                 -                    -                  -              -
   Sub-account units redeemed                      -                 -                    -                  -              -
   Insurance fees due to Jackson
     of New York                                   -                 -                    1                 36              -
                                                 ---               ---              -------          ---------            ---
Total liabilities                                  -                 -                    1                 36              -
                                                 ---               ---              -------          ---------            ---
Net assets (Note 5)                              $ -               $ -              $ 5,666          $ 289,775            $ -
---------------------------------------          ===               ===              =======          =========            ===

(a) Investment shares                              -                 -                  323             20,364              -
    Investments at cost                          $ -               $ -              $ 3,989          $ 311,492            $ -

                    See notes to the financial statements.                     5

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                                          JNL/MCM         JNL/MCM
                                         JNL/MCM           NYSE          Oil & Gas           JNL/MCM           JNL/MCM
                                        Nasdaq 25      International      Sector             S&P 24        S&P 400 MidCap
                                        Portfolio      25 Portfolio      Portfolio          Portfolio      Index Portfolio
                                        ---------      -------------     ---------          ---------      ---------------
Assets
Investments, at value (a)                  $ -              $ -           $ 57,398             $ -            $  52,708
Receivables:
   Dividend receivable                       -                -                  -               -                    -
   Investment securities sold                -                -                  7               -                    6
   Sub-account units sold                    -                -                  -               -                    -
                                           ---              ---           --------             ---            ---------
Total assets                                 -                -             57,405               -               52,714
                                           ---              ---           --------             ---            ---------
Liabilities
Payables:
   Investment securities purchased           -                -                  -               -                    -
   Sub-account units redeemed                -                -                  -               -                    -
   Insurance fees due to Jackson
     of New York                             -                -                  7               -                    6
                                           ---              ---           --------             ---            ---------
Total liabilities                            -                -                  7               -                    6
                                           ---              ---           --------             ---            ---------
Net assets (Note 5)                        $ -              $ -           $ 57,398             $ -            $  52,708
----------------------------------         ===              ===           ========             ===            =========

(a) Investment shares                        -                -              1,558               -                3,566
    Investments at cost                    $ -              $ -           $ 32,049             $ -            $  50,685

                                         JNL/MCM         JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM
                                         S&P 500         S&P SMid     Select Small-Cap      Small Cap         Technology
                                     Index Portfolio   60 Portfolio       Portfolio      Index Portfolio   Sector Portfolio
                                     ---------------   ------------   ----------------   ---------------   ----------------
Assets
Investments, at value (a)                $ 4,275           $ -              $ -             $ 37,416           $ 6,708
Receivables:
   Dividend receivable                         -             -                -                    -                 -
   Investment securities sold                  1             -                -                    5                 1
   Sub-account units sold                      -             -                -                    -                 -
                                         -------           ---              ---             --------           -------
Total assets                               4,276             -                -               37,421             6,709
                                         -------           ---              ---             --------           -------
Liabilities
Payables:
   Investment securities purchased             -             -                -                    -                 -
   Sub-account units redeemed                  -             -                -                    -                 -
   Insurance fees due to Jackson
     of New York                               1             -                -                    5                 1
                                         -------           ---              ---             --------           -------
Total liabilities                              1             -                -                    5                 1
                                         -------           ---              ---             --------           -------
Net assets (Note 5)                      $ 4,275           $ -              $ -             $ 37,416           $ 6,708
----------------------------------       =======           ===              ===             ========           =======

(a) Investment shares                        346             -                -                2,765               873
    Investments at cost                  $ 3,483           $ -              $ -             $ 39,929           $ 5,621

                    See notes to the financial statements.                     6

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                                                          JNL/
                                        JNL/MCM                       Oppenheimer          JNL/          JNL/PIMCO
                                     Value Line 30      JNL/MCM      Global Growth     Oppenheimer      Real Return
                                       Portfolio     VIP Portfolio     Portfolio     Growth Portfolio    Portfolio
                                     -------------   -------------   -------------   ----------------   -----------
Assets
Investments, at value (a)                 $ -             $ -          $ 54,050             $ -             $ -
Receivables:
   Dividend receivable                      -               -                 -               -               -
   Investment securities sold               -               -                 7               -               -
   Sub-account units sold                   -               -                 -               -               -
                                          ---             ---          --------             ---             ---
Total assets                                -               -            54,057               -               -
                                          ---             ---          --------             ---             ---
Liabilities
Payables:
   Investment securities purchased          -               -                 -               -               -
   Sub-account units redeemed               -               -                 -               -               -
   Insurance fees due to Jackson
     of New York                            -               -                 7               -               -
                                          ---             ---          --------             ---             ---
Total liabilities                           -               -                 7               -               -
                                          ---             ---          --------             ---             ---
Net assets (Note 5)                       $ -             $ -          $ 54,050             $ -             $ -
----------------------------------        ===             ===          ========             ===             ===

(a) Investment shares                       -               -             3,611               -               -
    Investments at cost                   $ -             $ -          $ 44,941             $ -             $ -

                                                          JNL/            JNL/           JNL/
                                       JNL/PIMCO      PPM America     PPM America    PPM America       JNL/Putnam
                                      Total Return    Core Equity     High Yield     Value Equity        Midcap
                                     Bond Portfolio    Portfolio    Bond Portfolio    Portfolio     Growth Portfolio
                                     --------------   -----------   --------------   ------------   ----------------
Assets
Investments, at value (a)              $  25,733       $  30,646         $ -           $ 205,670           $ -
Receivables:
   Dividend receivable                         -               -           -                   -             -
   Investment securities sold                  3               4           -                  25             -
   Sub-account units sold                      -               -           -                   -             -
                                       ---------       ---------         ---           ---------           ---
Total assets                              25,736          30,650           -             205,695             -
                                       ---------       ---------         ---           ---------           ---
Liabilities
Payables:
   Investment securities purchased             -               -           -                   -             -
   Sub-account units redeemed                  -               -           -                   -             -
   Insurance fees due to Jackson
     of New York                               3               4           -                  25             -
                                       ---------       ---------         ---           ---------           ---
Total liabilities                              3               4           -                  25             -
                                       ---------       ---------         ---           ---------           ---
Net assets (Note 5)                    $  25,733       $  30,646         $ -           $ 205,670           $ -
----------------------------------     =========       =========         ===           =========           ===

(a) Investment shares                      2,137           1,459           -              10,740             -
    Investments at cost                $  24,985       $  30,542         $ -           $ 186,010           $ -

                    See notes to the financial statements.                     7

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                                      JNL/S&P            JNL/                JNL/              JNL/S&P
                                                    Competitive     S&P Disciplined     S&P Disciplined      Disciplined
                                     JNL/S&P 4       Advantage          Growth             Moderate            Moderate
                                     Portfolio       Portfolio         Portfolio           Portfolio       Growth Portfolio
                                     ---------      -----------     ---------------     ---------------    ----------------
Assets
Investments, at value (a)               $ -             $ -               $ -                $ -                $ -
Receivables:
   Dividend receivable                    -               -                 -                  -                  -
   Investment securities sold             -               -                 -                  -                  -
   Sub-account units sold                 -               -                 -                  -                  -
                                        ---             ---               ---                ---                ---
Total assets                              -               -                 -                  -                  -
                                        ---             ---               ---                ---                ---
Liabilities
Payables:
   Investment securities purchased        -               -                 -                  -                  -
   Sub-account units redeemed             -               -                 -                  -                  -
   Insurance fees due to Jackson
     of New York                          -               -                 -                  -                  -
                                        ---             ---               ---                ---                ---
Total liabilities                         -               -                 -                  -                  -
                                        ---             ---               ---                ---                ---
Net assets (Note 5)                     $ -             $ -               $ -                $ -                $ -
----------------------------------      ===             ===               ===                ===                ===

(a) Investment shares                     -               -                 -                  -                  -
    Investments at cost                 $ -             $ -               $ -                $ -                $ -

                                         JNL/S&P                               JNL/             JNL/
                                     Dividend Income       JNL/S&P         S&P Managed      S&P Managed          JNL/
                                        & Growth       Intrinsic Value      Aggressive      Conservative     S&P Managed
                                        Portfolio         Portfolio      Growth Portfolio    Portfolio     Growth Portfolio
                                     ---------------   ---------------   ----------------   ------------   ----------------
Assets
Investments, at value (a)                  $ -               $ -            $ 130,510            $ -          $ 110,879
Receivables:
   Dividend receivable                       -                 -                    -              -                  -
   Investment securities sold                -                 -                   16              -                 14
   Sub-account units sold                    -                 -                    -              -                  -
                                           ---               ---            ---------            ---          ---------
Total assets                                 -                 -              130,526              -            110,893
                                           ---               ---            ---------            ---          ---------
Liabilities
Payables:
   Investment securities purchased           -                 -                    -              -                  -
   Sub-account units redeemed                -                 -                    -              -                  -
   Insurance fees due to Jackson
     of New York                             -                 -                   16              -                 14
                                           ---               ---            ---------            ---          ---------
Total liabilities                            -                 -                   16              -                 14
                                           ---               ---            ---------            ---          ---------
Net assets (Note 5)                        $ -               $ -            $ 130,510            $ -          $ 110,879
----------------------------------         ===               ===            =========            ===          =========

(a) Investment shares                        -                 -                8,765              -              8,011
    Investments at cost                    $ -               $ -            $ 106,898            $ -          $  92,305

                    See notes to the financial statements.                     8

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                                 JNL/              JNL/
                                             S&P Managed        S&P Managed        JNL/S&P          JNL/S&P          JNL/S&P
                                               Moderate          Moderate      Retirement 2015  Retirement 2020  Retirement 2025
                                              Portfolio      Growth Portfolio     Portfolio        Portfolio        Portfolio
                                             -----------     ----------------  ---------------  ---------------  ---------------
Assets
Investments, at value (a)                        $ -             $ 991,106            $ -             $ -              $ -
Receivables:
   Dividend receivable                             -                     -              -               -                -
   Investment securities sold                      -                   122              -               -                -
   Sub-account units sold                          -                     -              -               -                -
                                                 ---             ---------            ---             ---              ---
Total assets                                       -               991,228              -               -                -
                                                 ---             ---------            ---             ---              ---
Liabilities
Payables:
   Investment securities purchased                 -                     -              -               -                -
   Sub-account units redeemed                      -                     -              -               -                -
   Insurance fees due to Jackson
     of New York                                   -                   122              -               -                -
                                                 ---             ---------            ---             ---              ---
Total liabilities                                  -                   122              -               -                -
                                                 ---             ---------            ---             ---              ---
Net assets (Note 5)                              $ -             $ 991,106            $ -             $ -              $ -
---------------------------------------          ===             =========            ===             ===              ===
(a) Investment shares                              -                75,084              -               -                -
    Investments at cost                          $ -             $ 845,853            $ -             $ -              $ -

                                                 JNL/
                                            S&P Retirement        JNL/S&P         JNL/Select       JNL/Select          JNL/
                                                Income          Total Yield        Balanced       Money Market     Select Value
                                               Portfolio         Portfolio         Portfolio        Portfolio        Portfolio
                                            --------------      -----------       ----------      ------------     ------------
Assets
Investments, at value (a)                         $ -               $ -            $ 78,791           $ -               $ -
Receivables:
   Dividend receivable                              -                 -                   -             -                 -
   Investment securities sold                       -                 -                  10             -                 -
   Sub-account units sold                           -                 -                   -             -                 -
                                                  ---               ---            --------           ---               ---
Total assets                                        -                 -              78,801             -                 -
                                                  ---               ---            --------           ---               ---
Liabilities
Payables:
   Investment securities purchased                  -                 -                   -             -                 -
   Sub-account units redeemed                       -                 -                   -             -                 -
   Insurance fees due to Jackson
     of New York                                    -                 -                  10             -                 -
                                                  ---               ---            --------           ---               ---
Total liabilities                                   -                 -                  10             -                 -
                                                  ---               ---            --------           ---               ---
Net assets (Note 5)                               $ -               $ -            $ 78,791           $ -               $ -
---------------------------------------           ===               ===            ========           ===               ===
(a) Investment shares                               -                 -               4,487             -                 -
    Investments at cost                           $ -               $ -            $ 73,693           $ -               $ -

                    See notes to the financial statements.                     9

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2007

                                              JNL/T.Rowe        JNL/T.Rowe        JNL/T.Rowe
                                          Price Established    Price Mid-Cap     Price Value
                                           Growth Portfolio  Growth Portfolio     Portfolio
                                          -----------------  ----------------    -----------
Assets
Investments, at value (a)                      $ 78,899          $ 33,983          $ 90,841
Receivables:
   Dividend receivable                                -                 -                 -
   Investment securities sold                        10                 4                11
   Sub-account units sold                             -                 -                 -
                                               --------          --------          --------
Total assets                                     78,909            33,987            90,852
                                               --------          --------          --------
Liabilities
Payables:
   Investment securities purchased                    -                 -                 -
   Sub-account units redeemed                         -                 -                 -
   Insurance fees due to Jackson
     of New York                                     10                 4                11
                                               --------          --------          --------
Total liabilities                                    10                 4                11
                                               --------          --------          --------
Net assets (Note 5)                            $ 78,899          $ 33,983          $ 90,841
---------------------------------------        ========          ========          ========
(a) Investment shares                             3,508             1,119             6,201
    Investments at cost                        $ 71,380          $ 29,994          $ 87,057

                    See notes to the financial statements.                    10

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                              JNL/AIM           JNL/AIM           JNL/AIM           JNL/AIM
                                           International       Large Cap        Real Estate        Small Cap          JNL/Alger
                                         Growth Portfolio  Growth Portfolio      Portfolio     Growth Portfolio  Growth Portfolio(b)
                                         ----------------  ----------------     -----------    ----------------  -------------------
Investment income
   Dividends                                  $   730           $   103          $    233             $ -             $     66
                                              -------           -------          --------             ---             --------

Expenses
   Insurance charges (Note 3)                     802               467               100               -                  162
                                              -------           -------          --------             ---             --------
Total expenses                                    802               467               100               -                  162
                                              -------           -------          --------             ---             --------
Net investment income (loss)                      (72)             (364)              133               -                  (96)
                                              -------           -------          --------             ---             --------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                      -             1,043               225               -                    -
   Investments                                    308             2,037                41               -                4,246
Net change in unrealized appreciation
   (depreciation) on investments                3,860             1,315            (1,578)              -               (1,394)
                                              -------           -------          --------             ---             --------
Net realized and unrealized gain (loss)         4,168             4,395            (1,312)              -                2,852
                                              -------           -------          --------             ---             --------

Net increase (decrease) in net assets
   from operations                            $ 4,096           $ 4,031          $ (1,179)            $ -             $  2,756
---------------------------------------       =======           =======          ========             ===             ========

                                            JNL/Capital        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse
                                         Guardian Global     Guardian Global         Guardian       Guardian U.S.    Global Natural
                                             Balanced          Diversified     International Small  Growth Equity      Resources
                                            Portfolio      Research Portfolio    Cap Portfolio(c)     Portfolio       Portfolio(a)
                                         ---------------   ------------------  -------------------  -------------  -----------------
Investment income
   Dividends                                   $ -                 $ -                 $ -             $    -             $ -
                                               ---                 ---                 ---             ------             ---

Expenses
   Insurance charges (Note 3)                    -                   -                   -                101               -
                                               ---                 ---                 ---             ------             ---
Total expenses                                   -                   -                   -                101               -
                                               ---                 ---                 ---             ------             ---
Net investment income (loss)                     -                   -                   -               (101)              -
                                               ---                 ---                 ---             ------             ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment                 -                   -                   -                  -               -
     companies
   Investments                                   -                   -                   -                 32               -
Net change in unrealized appreciation
   (depreciation) on investments                 -                   -                   -                580               -
                                               ---                 ---                 ---             ------             ---
Net realized and unrealized gain (loss)          -                   -                   -                612               -
                                               ---                 ---                 ---             ------             ---

Net increase (decrease) in net assets
   from operations                             $ -                 $ -                 $ -             $  511             $ -
---------------------------------------        ===                 ===                 ===             ======             ===

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    11

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                               JNL/                                                                    JNL/Franklin
                                          Credit Suisse     JNL/Eagle        JNL/Eagle            JNL/Franklin          Templeton
                                            Long/Short     Core Equity    SmallCap Equity      Templeton Founding     Global Growth
                                           Portfolio(a)     Portfolio        Portfolio       Strategy Portfolio(a)    Portfolio(a)
                                          -------------    -----------    ---------------    ---------------------    -------------
Investment income
   Dividends                                   $ -           $    659         $    137                $ -                  $ -
                                               ---           --------         --------                ---                  ---

Expenses
   Insurance charges (Note 3)                    -                502               96                  -                    -
                                               ---           --------         --------                ---                  ---
Total expenses                                   -                502               96                  -                    -
                                               ---           --------         --------                ---                  ---
Net investment income (loss)                     -                157               41                  -                    -
                                               ---           --------         --------                ---                  ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies       -              4,497              897                  -                    -
   Investments                                   -                126               19                  -                    -
Net change in unrealized appreciation
  (depreciation) on investments                  -             (5,079)            (352)                 -                    -
                                               ---           --------         --------                ---                  ---
Net realized and unrealized gain (loss)          -               (456)             564                  -                    -
                                               ---           --------         --------                ---                  ---

Net increase (decrease) in net assets
  from operations                              $ -           $   (299)        $    605                $ -                  $ -
------------------------------------------     ===           ========         ========                ===                  ===

                                                                                    JNL/Franklin          JNL/             JNL/
                                           JNL/Franklin         JNL/Franklin         Templeton       Goldman Sachs    Goldman Sachs
                                             Templeton        Templeton Mutual       Small Cap         Core Plus         Mid Cap
                                         Income Portfolio   Shares Portfolio(a)   Value Portfolio   Bond Portfolio   Value Portfolio
                                         ----------------   -------------------   ---------------   --------------   ---------------
Investment income
   Dividends                                   $ -                  $ -                 $ -            $  2,628            $ -
                                               ---                  ---                 ---            --------            ---

Expenses
   Insurance charges (Note 3)                    -                    -                   -               1,212              -
                                               ---                  ---                 ---            --------            ---
Total expenses                                   -                    -                   -               1,212              -
                                               ---                  ---                 ---            --------            ---
Net investment income (loss)                     -                    -                   -               1,416              -
                                               ---                  ---                 ---            --------            ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   -                    -                   -                   -              -
   Investments                                   -                    -                   -                  28              -
Net change in unrealized appreciation
  (depreciation) on investments                  -                    -                   -               2,828              -
                                               ---                  ---                 ---            --------            ---
Net realized and unrealized gain (loss)          -                    -                   -               2,856              -
                                               ---                  ---                 ---            --------            ---
Net increase (decrease) in net assets
  from operations                              $ -                  $ -                 $ -            $  4,272            $ -
---------------------------------------        ===                  ===                 ===            ========            ===

(a) Commencement of operations January 16, 2007.

                   See notes to the financial statements.                     12

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                                    JNL/                                            JNL/JPMorgan
                                               Goldman Sachs     JNL/JPMorgan      JNL/JPMorgan   U.S. Government      JNL/Lazard
                                               Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                               Bond Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                               --------------   ---------------   -------------   ---------------   ----------------
Investment income
   Dividends                                        $  -            $  3,665          $  -              $  -              $  -
                                                    ----            --------          ----              ----              ----

Expenses
   Insurance charges (Note 3)                          -               1,059             -                 -                 -
                                                    ----            --------          ----              ----              ----
Total expenses                                         -               1,059             -                 -                 -
                                                    ----            --------          ----              ----              ----
Net investment income (loss)                           -               2,606             -                 -                 -
                                                    ----            --------          ----              ----              ----
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             -               2,197             -                 -                 -
   Investments                                         -               1,195             -                 -                 -
Net change in unrealized appreciation
  (depreciation) on investments                        -                 780             -                 -                 -
                                                    ----            --------          ----              ----              ----
Net realized and unrealized gain (loss)                -               4,172             -                 -                 -
                                                    ----            --------          ----              ----              ----

Net increase (decrease) in net assets
  from operations                                   $  -            $  6,778          $  -              $  -              $  -
------------------------------------------          ====            ========          ====              ====              ====

                                                          JNL/Lazard        JNL/Lazard        JNL/MCM                       JNL/MCM
                                                            Mid Cap          Small Cap        10 x 10         JNL/MCM     Bond Index
                                                        Value Portfolio   Value Portfolio   Portfolio(a)   25 Portfolio    Portfolio
                                                        ---------------   ---------------   ------------   ------------   ----------
Investment income
   Dividends                                                $  2,168          $  1,106          $  -           $  -         $ 140
                                                            --------          --------          ----           ----         -----

Expenses
   Insurance charges (Note 3)                                    620               425             -              -            55
                                                            --------          --------          ----           ----         -----
Total expenses                                                   620               425             -              -            55
                                                            --------          --------          ----           ----         -----
Net investment income (loss)                                   1,548               681             -              -            85
                                                            --------          --------          ----           ----         -----
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                     3,919             1,411             -              -             -
   Investments                                                    15               (38)            -              -            16
Net change in unrealized appreciation
  (depreciation) on investments                               (7,077)           (4,358)            -              -            67
                                                            --------          --------          ----           ----         -----
Net realized and unrealized gain (loss)                       (3,143)           (2,985)            -              -            83
                                                            --------          --------          ----           ----         -----

Net increase (decrease) in net assets
  from operations                                           $ (1,595)         $ (2,304)         $  -           $  -         $ 168
------------------------------------------                  ========          ========          ====           ====         =====

(a) Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   13

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                     JNL/MCM
                                                  JNL/MCM            JNL/MCM         JNL/MCM         Enhanced           JNL/MCM
                                              Communications     Consumer Brands   Dow Dividend    S&P 500 Stock       Financial
                                             Sector Portfolio   Sector Portfolio   Portfolio(b)   Index Portfolio   Sector Portfolio
                                             ----------------   ----------------   ------------   ---------------   ----------------
Investment income
   Dividends                                      $  -                $  -             $  -             $  -             $  -
                                                  ----                ----             ----             ----             ----

Expenses
 Insurance charges (Note 3)                          -                   -                -                -                -
                                                  ----                ----             ----             ----             ----
Total expenses                                       -                   -                -                -                -
                                                  ----                ----             ----             ----             ----
Net investment income (loss)                         -                   -                -                -                -
                                                  ----                ----             ----             ----             ----

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           -                   -                -                -                -
   Investments                                       -                   -                -                -                -
Net change in unrealized appreciation
  (depreciation) on investments                      -                   -                -                -                -
                                                  ----                ----             ----             ----             ----
Net realized and unrealized gain (loss)              -                   -                -                -                -
                                                  ----                ----             ----             ----             ----

Net increase (decrease) in net assets
  from operations                                 $  -                $  -             $  -             $  -             $  -
------------------------------------------        ====                ====             ====             ====             ====

                                                  JNL/MCM            JNL/MCM          JNL/MCM       JNL/MCM         JNL/MCM
                                                Healthcare           Index 5       International     JNL 5       JNL Optimized
                                             Sector Portfolio      Portfolio(a)   Index Portfolio  Portfolio      5 Portfolio
                                             ----------------      ------------   ---------------  ---------     -------------
Investment income
   Dividends                                      $  -                $  -            $ 152        $   5,487          $  -
                                                  ----                ----            -----        ---------          ----

Expenses
 Insurance charges (Note 3)                          -                   -               90            1,540             -
                                                  ----                ----            -----        ---------          ----
Total expenses                                       -                   -               90            1,540             -
                                                  ----                ----            -----        ---------          ----
Net investment income (loss)                         -                   -               62            3,947             -
                                                  ----                ----            -----        ---------          ----

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           -                   -               61              217             -
   Investments                                       -                   -              263               48             -
Net change in unrealized appreciation
  (depreciation) on investments                      -                   -              113          (25,569)            -
                                                  ----                ----            -----        ---------          ----
Net realized and unrealized gain (loss)              -                   -              437          (25,304)            -
                                                  ----                ----            -----        ---------          ----

Net increase (decrease) in net assets
  from operations                                 $  -                $  -            $ 499        $ (21,357)         $  -
------------------------------------------        ====                ====            =====        =========          ====

(a) Commencement of operations April 30, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   14

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                               JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                                              Nasdaq 25      NYSE International      Oil & Gas          S&P 24        S&P 400 MidCap
                                             Portfolio(b)      25 Portfolio(a)   Sector Portfolio    Portfolio(b)    Index Portfolio
                                             ------------    ------------------  ----------------    ------------    ---------------
Investment income
   Dividends                                      $ -                $ -             $    493             $ -            $   633
                                                  ---                ---             --------             ---            -------
Expenses
   Insurance charges (Note 3)                       -                  -                  762               -                816
                                                  ---                ---             --------             ---            -------
Total expenses                                      -                  -                  762               -                816
                                                  ---                ---             --------             ---            -------
Net investment income (loss)                        -                  -                 (269)              -               (183)
                                                  ---                ---             --------             ---            -------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          -                  -                2,885               -              3,555
   Investments                                      -                  -                1,477               -                270
Net change in unrealized appreciation
   (depreciation) on investments                    -                  -               10,462               -               (637)
                                                  ---                ---             --------             ---            -------
Net realized and unrealized gain (loss)             -                  -               14,824               -              3,188
                                                  ---                ---             --------             ---            -------

Net increase (decrease) in net assets
   from operations                                $ -                $ -             $ 14,555             $ -            $ 3,005
------------------------------------------        ===                ===             ========             ===            =======

                                                JNL/MCM            JNL/MCM            JNL/MCM          JNL/MCM          JNL/MCM
                                                S&P 500            S&P SMid      Select Small-Cap     Small Cap        Technology
                                            Index Portfolio    60 Portfolio(a)       Portfolio     Index Portfolio  Sector Portfolio
                                            ---------------    ---------------   ----------------  ---------------  ----------------
Investment income
   Dividends                                     $  59               $ -                $ -           $    533           $   4
                                                 -----               ---                ---           --------           -----
Expenses
   Insurance charges (Note 3)                       69                 -                  -                579             103
                                                 -----               ---                ---           --------           -----
Total expenses                                      69                 -                  -                579             103
                                                 -----               ---                ---           --------           -----
Net investment income (loss)                       (10)                -                  -                (46)            (99)
                                                 -----               ---                ---           --------           -----
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          38                 -                  -              1,887             127
   Investments                                     133                 -                  -                 45             138
Net change in unrealized appreciation
   (depreciation) on investments                    (3)                -                  -             (3,278)            677
                                                 -----               ---                ---           --------           -----
Net realized and unrealized gain (loss)            168                 -                  -             (1,346)            942
                                                 -----               ---                ---           --------           -----

Net increase (decrease) in net assets
   from operations                               $ 158               $ -                $ -           $ (1,392)          $ 843
------------------------------------------       =====               ===                ===           ========           =====

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   15

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                                                                 JNL/
                                                JNL/MCM                      Oppenheimer          JNL/             JNL/PIMCO
                                             Value Line 30     JNL/MCM      Global Growth      Oppenheimer        Real Return
                                              Portfolio(c)  VIP Portfolio     Portfolio    Growth Portfolio(b)   Portfolio(a)
                                             -------------  -------------   -------------  -------------------   -------------
Investment income
   Dividends                                       $ -           $ -          $    570             $ -                $ -
                                                   ---           ---          --------             ---                ---
Expenses
   Insurance charges (Note 3)                        -             -               935               -                  -
                                                   ---           ---          --------             ---                ---
Total expenses                                       -             -               935               -                  -
                                                   ---           ---          --------             ---                ---
Net investment income (loss)                         -             -              (365)              -                  -
                                                   ---           ---          --------             ---                ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           -             -             3,484               -                  -
   Investments                                       -             -             2,399               -                  -
Net change in unrealized appreciation
   (depreciation) on investments                     -             -            (2,660)              -                  -
                                                   ---           ---          --------             ---                ---
Net realized and unrealized gain (loss)              -             -             3,223               -                  -
                                                   ---           ---          --------             ---                ---

Net increase (decrease) in net assets
   from operations                                 $ -           $ -          $  2,858             $ -                $ -
------------------------------------------         ===           ===          ========             ===                ===

                                                                 JNL/           JNL/              JNL/
                                               JNL/PIMCO     PPM America     PPM America       PPM America         JNL/Putnam
                                             Total Return    Core Equity     High Yield       Value Equity           Midcap
                                            Bond Portfolio    Portfolio    Bond Portfolio       Portfolio     Growth Portfolio(d)
                                            --------------   -----------   --------------     ------------    -------------------
Investment income
   Dividends                                    $ 1,148       $    120           $ -           $   1,489              $ -
                                                -------       --------           ---           ---------              ---
Expenses
   Insurance charges (Note 3)                       370            472             -               3,419                -
                                                -------       --------           ---           ---------              ---
Total expenses                                      370            472             -               3,419                -
                                                -------       --------           ---           ---------              ---
Net investment income (loss)                        778           (352)            -              (1,930)               -
                                                -------       --------           ---           ---------              ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           32              -             -                   -                -
   Investments                                        9             52             -                 617                -
Net change in unrealized appreciation
   (depreciation) on investments                    781         (2,487)            -             (14,260)               -
                                                -------       --------           ---           ---------              ---
Net realized and unrealized gain (loss)             822         (2,435)            -             (13,643)               -
                                                -------       --------           ---           ---------              ---

Net increase (decrease) in net assets
   from operations                              $ 1,600       $ (2,787)          $ -           $ (15,573)             $ -
------------------------------------------      =======       ========           ===           =========              ===

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.                   16

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                                                  JNL/S&P            JNL/             JNL/             JNL/S&P
                                                                Competitive    S&P Disciplined  S&P Disciplined      Disciplined
                                                JNL/S&P 4        Advantage          Growth          Moderate           Moderate
                                              Portfolio(b)     Portfolio(b)      Portfolio(a)     Portfolio(a)   Growth Portfolio(a)
                                              ------------     ------------    ---------------  ---------------  -------------------
Investment income
   Dividends                                       $ -              $ -              $ -              $ -                $ -
                                                   ---              ---              ---              ---                ---
Expenses
   Insurance charges (Note 3)                        -                -                -                -                  -
                                                   ---              ---              ---              ---                ---
Total expenses                                       -                -                -                -                  -
                                                   ---              ---              ---              ---                ---
Net investment income (loss)                         -                -                -                -                  -
                                                   ---              ---              ---              ---                ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           -                -                -                -                  -
   Investments                                       -                -                -                -                  -
Net change in unrealized appreciation
   (depreciation) on investments                     -                -                -                -                  -
                                                   ---              ---              ---              ---                ---
Net realized and unrealized gain (loss)              -                -                -                -                  -
                                                   ---              ---              ---              ---                ---

Net increase (decrease) in net assets
   from operations                                 $ -              $ -              $ -              $ -                $ -
------------------------------------------         ===              ===              ===              ===                ===

                                                JNL/S&P                             JNL/              JNL/
                                            Dividend Income      JNL/S&P         S&P Managed       S&P Managed           JNL/
                                                & Growth     Intrinsic Value     Aggressive       Conservative        S&P Managed
                                              Portfolio(b)     Portfolio(b)   Growth Portfolio      Portfolio      Growth Portfolio
                                            ---------------  ---------------  ----------------    ------------     ----------------
Investment income
   Dividends                                      $ -              $ -           $   2,490             $ -              $ 1,826
                                                  ---              ---           ---------             ---              -------
Expenses
   Insurance charges (Note 3)                       -                -               2,452               -                1,649
                                                  ---              ---           ---------             ---              -------
Total expenses                                      -                -               2,452               -                1,649
                                                  ---              ---           ---------             ---              -------
Net investment income (loss)                        -                -                  38               -                  177
                                                  ---              ---           ---------             ---              -------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          -                -                   -               -                5,275
   Investments                                      -                -              31,543               -                  357
Net change in unrealized appreciation
   (depreciation) on investments                    -                -             (20,409)              -                1,518
                                                  ---              ---           ---------             ---              -------
Net realized and unrealized gain (loss)             -                -              11,134               -                7,150
                                                  ---              ---           ---------             ---              -------

Net increase (decrease) in net assets
   from operations                                $ -              $ -           $  11,172             $ -              $ 7,327
------------------------------------------        ===              ===           =========             ===              =======

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   17

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                                  JNL/            JNL/
                                              S&P Managed     S&P Managed         JNL/S&P          JNL/S&P          JNL/S&P
                                                Moderate        Moderate      Retirement 2015  Retirement 2020  Retirement 2025
                                               Portfolio    Growth Portfolio     Portfolio        Portfolio        Portfolio
                                              -----------   ----------------  ---------------  ---------------  ---------------
Investment income
   Dividends                                      $ -          $  20,297            $ -              $ -              $ -
                                                  ---          ---------            ---              ---              ---
Expenses
   Insurance charges (Note 3)                       -             15,978              -                -                -
                                                  ---          ---------            ---              ---              ---
Total expenses                                      -             15,978              -                -                -
                                                  ---          ---------            ---              ---              ---
Net investment income (loss)                        -              4,319              -                -                -
                                                  ---          ---------            ---              ---              ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          -             49,701              -                -                -
   Investments                                      -             35,390              -                -                -
Net change in unrealized appreciation
   (depreciation) on investments                    -            (15,143)             -                -                -
                                                  ---          ---------            ---              ---              ---
Net realized and unrealized gain (loss)             -             69,948              -                -                -
                                                  ---          ---------            ---              ---              ---
Net increase (decrease) in net assets
   from operations                                $ -          $  74,267            $ -              $ -              $ -
------------------------------------------        ===          =========            ===              ===              ===

                                                 JNL/
                                            S&P Retirement       JNL/S&P        JNL/Select        JNL/Select          JNL/
                                                Income         Total Yield       Balanced        Money Market     Select Value
                                              Portfolio       Portfolio(a)       Portfolio         Portfolio        Portfolio
                                            --------------    ------------      ----------       ------------     -----------
Investment income
   Dividends                                      $ -              $ -            $ 1,881            $ 45              $ -
                                                  ---              ---            -------            ----              ---
Expenses
   Insurance charges (Note 3)                       -                -              1,171              17                -
                                                  ---              ---            -------            ----              ---
Total expenses                                      -                -              1,171              17                -
                                                  ---              ---            -------            ----              ---
Net investment income (loss)                        -                -                710              28                -
                                                  ---              ---            -------            ----              ---
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          -                -              2,680               -                -
   Investments                                      -                -                130               -                -
Net change in unrealized appreciation
   (depreciation) on investments                    -                -                861               -                -
                                                  ---              ---            -------            ----              ---
Net realized and unrealized gain (loss)             -                -              3,671               -                -
                                                  ---              ---            -------            ----              ---
Net increase (decrease) in net assets
   from operations                                $ -              $ -            $ 4,381            $ 28              $ -
------------------------------------------        ===              ===            =======            ====              ===

(a)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   18

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                            Price Established   Price Mid-Cap    Price Value
                                             Growth Portfolio  Growth Portfolio   Portfolio
                                            -----------------  ----------------  -----------
Investment income
   Dividends                                     $   750           $   517        $  2,039
                                                 -------           -------        --------
Expenses
   Insurance charges (Note 3)                      1,023               604           1,427
                                                 -------           -------        --------
Total expenses                                     1,023               604           1,427
                                                 -------           -------        --------
Net investment income (loss)                        (273)              (87)            612
                                                 -------           -------        --------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         4,264             3,117           4,244
   Investments                                       455             1,884             295
Net change in unrealized appreciation
   (depreciation) on investments                    (316)              656          (5,753)
                                                 -------           -------        --------
Net realized and unrealized gain (loss)            4,403             5,657          (1,214)
                                                 -------           -------        --------

Net increase (decrease) in net assets
   from operations                               $ 4,130           $ 5,570        $   (602)
------------------------------------------       =======           =======        ========

                     See notes to the financial statements.                   19

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                              JNL/AIM            JNL/AIM         JNL/AIM          JNL/AIM
                                           International        Large Cap      Real Estate       Small Cap           JNL/Alger
                                         Growth Portfolio   Growth Portfolio    Portfolio    Growth Portfolio   Growth Portfolio(b)
                                         ----------------   ----------------   -----------   ----------------   -------------------
Operations
   Net investment income (loss)              $    (72)          $   (364)       $    133            $ -              $     (96)
   Net realized gain (loss) on
      investments                                 308              3,080             266              -                  4,246
   Net change in unrealized
      appreciation (depreciation)
      on investments                            3,860              1,315          (1,578)             -                 (1,394)
                                             --------           --------        --------            ---              ---------
Net increase (decrease) in net
   assets from operations                       4,096              4,031          (1,179)             -                  2,756
                                             --------           --------        --------            ---              ---------
Contract transactions (1)
   Purchase payments                                -                  -               -              -                      -
   Surrenders and terminations                      -             (7,017)              -              -                      -
   Transfers between portfolios                     -                  -           1,002              -                (34,839)
   Policyholder charges (Note 3)                    -                (18)              -              -                      -
                                             --------           --------        --------            ---              ---------
Net increase (decrease) in net
   assets from contract
   transactions                                     -             (7,035)          1,002              -                (34,839)
                                             --------           --------        --------            ---              ---------
Net increase (decrease) in net
   assets                                       4,096             (3,004)           (177)             -                (32,083)

Net assets beginning of period                 50,356             29,625           6,441              -                 32,083
                                             --------           --------        --------            ---              ---------
Net assets end of period                     $ 54,452           $ 26,621        $  6,264            $ -              $       -
--------------------------------------       ========           ========        ========            ===              =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006          4,188              2,144             519              -                  2,624

      Units Issued                                  -                  -              95              -                      -
      Units Redeemed                                -               (454)            (11)             -                 (2,624)
                                             --------           --------        --------            ---              ---------
Units Outstanding at December 31, 2007          4,188              1,690             603              -                      -
                                             ========           ========        ========            ===              =========

                                         JNL/Capital        JNL/Capital         JNL/Capital        JNL/Capital    JNL/Credit Suisse
                                       Guardian Global    Guardian Global         Guardian        Guardian U.S.     Global Natural
                                           Balanced         Diversified     International Small   Growth Equity       Resources
                                          Portfolio     Research Portfolio    Cap Portfolio(c)      Portfolio        Portfolio(a)
                                       ---------------  ------------------  -------------------   -------------   -----------------
Operations
   Net investment income (loss)              $ -                $ -                 $ -              $  (101)            $ -
   Net realized gain (loss) on
      investments                              -                  -                   -                   32               -
   Net change in unrealized
      appreciation (depreciation)
      on investments                           -                  -                   -                  580               -
                                             ---                ---                 ---              -------             ---
Net increase (decrease) in net
   assets from operations                      -                  -                   -                  511               -
                                             ---                ---                 ---              -------             ---
Contract transactions (1)
   Purchase payments                           -                  -                   -                    -               -
   Surrenders and terminations                 -                  -                   -                    -               -
   Transfers between portfolios                -                  -                   -                    -               -
   Policyholder charges (Note 3)               -                  -                   -                   (6)              -
                                             ---                ---                 ---              -------             ---
Net increase (decrease) in net
   assets from contract
   transactions                                -                  -                   -                   (6)              -
                                             ---                ---                 ---              -------             ---
Net increase (decrease) in net
   assets                                      -                  -                   -                  505               -

Net assets beginning of period                 -                  -                   -                6,325               -
                                             ---                ---                 ---              -------             ---
Net assets end of period                     $ -                $ -                 $ -              $ 6,830             $ -
--------------------------------------       ===                ===                 ===              =======             ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006         -                  -                   -                  921               -

      Units Issued                             -                  -                   -                    -               -
      Units Redeemed                           -                  -                   -                   (1)              -
                                             ---                ---                 ---              -------             ---
Units Outstanding at December 31, 2007         -                  -                   -                  920               -
                                             ===                ===                 ===              =======             ===

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   20

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                    JNL/                                                              JNL/Franklin
                                               Credit Suisse     JNL/Eagle      JNL/Eagle         JNL/Franklin         Templeton
                                                 Long/Short     Core Equity  SmallCap Equity    Templeton Founding   Global Growth
                                                Portfolio(a)     Portfolio      Portfolio     Strategy Portfolio(a)   Portfolio(a)
                                               -------------    -----------  ---------------  ---------------------  --------------
Operations
   Net investment income (loss)                     $ -          $    157        $    41               $ -                $ -
   Net realized gain (loss) on investments            -             4,623            916                 -                  -
   Net change in unrealized appreciation
     (depreciation) on investments                    -            (5,079)          (352)                -                  -
                                                    ---          --------        -------               ---                ---
Net increase (decrease) in net assets
   from operations                                    -              (299)           605                 -                  -
                                                    ---          --------        -------               ---                ---
Contract transactions (1)
   Purchase payments                                  -                 -              -                 -                  -
   Surrenders and terminations                        -              (112)             -                 -                  -
   Transfers between portfolios                       -                 1              -                 -                  -
   Policyholder charges (Note 3)                      -                (7)             -                 -                  -
                                                    ---          --------        -------               ---                ---
Net increase (decrease) in net assets from
   contract transactions                              -              (118)             -                 -                  -
                                                    ---          --------        -------               ---                ---
Net increase (decrease) in net assets                 -              (417)           605                 -                  -

Net assets beginning of period                        -            32,556          5,817                 -                  -
                                                    ---          --------        -------               ---                ---
Net assets end of period                            $ -          $ 32,139        $ 6,422               $ -                $ -
------------------------------------------          ===          ========        =======               ===                ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                -             2,688            428                 -                  -

     Units Issued                                     -                 -              -                 -                  -
     Units Redeemed                                   -               (10)             -                 -                  -
                                                    ---          --------        -------               ---                ---
Units Outstanding at December 31, 2007                -             2,678            428                 -                  -
                                                    ===          ========        =======               ===                ===

                                                                                     JNL/Franklin        JNL/             JNL/
                                               JNL/Franklin       JNL/Franklin         Templeton     Goldman Sachs   Goldman Sachs
                                                 Templeton      Templeton Mutual       Small Cap       Core Plus         Mid Cap
                                             Income Portfolio  Shares Portfolio(a)  Value Portfolio  Bond Portfolio  Value Portfolio
                                             ----------------  -------------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)                     $ -               $ -                 $ -           $  1,416           $ -
   Net realized gain (loss) on investments            -                 -                   -                 28             -
   Net change in unrealized appreciation
     (depreciation) on investments                    -                 -                   -              2,828             -
                                                    ---               ---                 ---           --------           ---
Net increase (decrease) in net assets
   from operations                                    -                 -                   -              4,272             -
                                                    ---               ---                 ---           --------           ---
Contract transactions (1)
   Purchase payments                                  -                 -                   -                  -             -
   Surrenders and terminations                        -                 -                   -                  -             -
   Transfers between portfolios                       -                 -                   -                  -             -
   Policyholder charges (Note 3)                      -                 -                   -                 (8)            -
                                                    ---               ---                 ---           --------           ---
Net increase (decrease) in net assets from
   contract transactions                              -                 -                   -                 (8)            -
                                                    ---               ---                 ---           --------           ---
Net increase (decrease) in net assets                 -                 -                   -              4,264             -

Net assets beginning of period                        -                 -                   -             79,051             -
                                                    ---               ---                 ---           --------           ---
Net assets end of period                            $ -               $ -                 $ -           $ 83,315           $ -
------------------------------------------          ===               ===                 ===           ========           ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                -                 -                   -              6,603             -

     Units Issued                                     -                 -                   -                  -             -
     Units Redeemed                                   -                 -                   -                 (1)            -
                                                    ---               ---                 ---           --------           ---
Units Outstanding at December 31, 2007                -                 -                   -              6,602             -
                                                    ===               ===                 ===           ========           ===

(a) Commencement of operations January 16, 2007.

                     See notes to the financial statements.                   21

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                    JNL/                                           JNL/JPMorgan
                                               Goldman Sachs     JNL/JPMorgan      JNL/JPMorgan   U.S. Government     JNL/Lazard
                                               Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                               Bond Portfolio   Value Portfolio     Portfolio        Portfolio         Portfolio
                                               --------------   ---------------   -------------   ---------------   ----------------
Operations
   Net investment income (loss)                      $ -            $  2,606           $ -              $ -               $ -
   Net realized gain (loss) on investments             -               3,392             -                -                 -
   Net change in unrealized appreciation
      (depreciation) on investments                    -                 780             -                -                 -
                                                     ---            --------           ---              ---               ---
Net increase (decrease) in net assets
   from operations                                     -               6,778             -                -                 -
                                                     ---            --------           ---              ---               ---
Contract transactions (1)
   Purchase payments                                   -                   -             -                -                 -
   Surrenders and terminations                         -                   -             -                -                 -
   Transfers between portfolios                        -              (2,379)            -                -                 -
   Policyholder charges (Note 3)                       -                   -             -                -                 -
                                                     ---            --------           ---              ---               ---
Net increase (decrease) in net assets from
   contract transactions                               -              (2,379)            -                -                 -
                                                     ---            --------           ---              ---               ---
Net increase (decrease) in net assets                  -               4,399             -                -                 -

Net assets beginning of period                         -              66,279             -                -                 -
                                                     ---            --------           ---              ---               ---
Net assets end of period                             $ -            $ 70,678           $ -              $ -               $ -
------------------------------------------           ===            ========           ===              ===               ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                 -               3,651             -                -                 -

     Units Issued                                      -                   -             -                -                 -
     Units Redeemed                                    -               (121)             -                -                 -
                                                     ---            --------           ---              ---               ---
Units Outstanding at December 31, 2007                 -               3,530             -                -                 -
                                                     ===            ========           ===              ===               ===

                                                 JNL/Lazard       JNL/Lazard         JNL/MCM                            JNL/MCM
                                                   Mid Cap         Small Cap         10 x 10          JNL/MCM          Bond Index
                                               Value Portfolio  Value Portfolio    Portfolio(a)     25 Portfolio        Portfolio
                                               ---------------  ---------------    ------------     ------------       ----------
Operations
   Net investment income (loss)                   $  1,548         $    681            $ -              $ -              $    85
   Net realized gain (loss) on investments           3,934            1,373              -                -                   16
   Net change in unrealized appreciation
     (depreciation) on investments                  (7,077)          (4,358)             -                -                   67
                                                  --------         --------            ---              ---              -------
Net increase (decrease) in net assets
   from operations                                  (1,595)          (2,304)             -                -                  168
                                                  --------         --------            ---              ---              -------
Contract transactions (1)
   Purchase payments                                     -                -              -                -                    -
   Surrenders and terminations                           -             (138)             -                -                 (457)
   Transfers between portfolios                          -               (1)             -                -                    -
   Policyholder charges (Note 3)                         -               (3)             -                -                   (4)
                                                  --------         --------            ---              ---              -------
Net increase (decrease) in net assets from
   contract transactions                                 -             (142)             -                -                 (461)
                                                  --------         --------            ---              ---              -------
Net increase (decrease) in net assets               (1,595)          (2,446)             -                -                 (293)

Net assets beginning of period                      39,220           28,219              -                -                3,814
                                                  --------         --------            ---              ---              -------
Net assets end of period                          $ 37,625         $ 25,773            $ -              $ -              $ 3,521
------------------------------------------        ========         ========            ===              ===              =======

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006               2,106            2,002              -                -                  362

     Units Issued                                        -                -              -                -                    -
     Units Redeemed                                      -             (10)              -                -                  (43)
                                                  --------         --------            ---              ---              -------
Units Outstanding at December 31, 2007               2,106            1,992              -                -                  319
                                                  ========         ========            ===              ===              =======

(a) Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   22

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                     JNL/MCM
                                                 JNL/MCM           JNL/MCM          JNL/MCM          Enhanced         JNL/MCM
                                             Communications    Consumer Brands    Dow Dividend    S&P 500 Stock      Financial
                                            Sector Portfolio  Sector Portfolio    Portfolio(b)   Index Portfolio  Sector Portfolio
                                            ----------------  ----------------    ------------   ---------------  ----------------
Operations
   Net investment income (loss)                    $ -               $ -               $ -             $ -               $ -
   Net realized gain (loss) on investments           -                 -                 -               -                 -
   Net change in unrealized appreciation
     (depreciation) on investments                   -                 -                 -               -                 -
                                                   ---               ---               ---             ---               ---
Net increase (decrease) in net assets
   from operations                                   -                 -                 -               -                 -
                                                   ---               ---               ---             ---               ---
Contract transactions (1)
   Purchase payments                                 -                 -                 -               -                 -
   Surrenders and terminations                       -                 -                 -               -                 -
   Transfers between portfolios                      -                 -                 -               -                 -
   Policyholder charges (Note 3)                     -                 -                 -               -                 -
                                                   ---               ---               ---             ---               ---
Net increase (decrease) in net assets from
   contract transactions                             -                 -                 -               -                 -
                                                   ---               ---               ---             ---               ---
Net increase (decrease) in net assets                -                 -                 -               -                 -

Net assets beginning of period                       -                 -                 -               -                 -
                                                   ---               ---               ---             ---               ---

Net assets end of period                           $ -               $ -               $ -             $ -               $ -
------------------------------------------         ===               ===               ===             ===               ===

(1)Contract Unit Transactions
Units Outstanding at December 31, 2006               -                 -                 -               -                 -

    Units Issued                                     -                 -                 -               -                 -
    Units Redeemed                                   -                 -                 -               -                 -
                                                   ---               ---               ---             ---               ---
Units Outstanding at December 31, 2007               -                 -                 -               -                 -
                                                   ===               ===               ===             ===               ===

                                                 JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM
                                               Healthcare          Index 5       International        JNL 5         NL Optimized
                                            Sector Portfolio     Portfolio(a)   Index Portfolio     Portfolio        5 Portfolio
                                            ----------------     ------------   ---------------     ---------       ------------
Operations
   Net investment income (loss)                    $ -                $ -           $    62         $   3,947            $ -
   Net realized gain (loss) on investments           -                  -               324               265              -
   Net change in unrealized appreciation
    (depreciation) on investments                    -                  -               113           (25,569)             -
                                                   ---                ---           -------         ---------            ---
Net increase (decrease) in net assets
   from operations                                   -                  -               499           (21,357)             -
                                                   ---                ---           -------         ---------            ---
Contract transactions (1)
   Purchase payments                                 -                  -                 -                 -              -
   Surrenders and terminations                       -                  -              (742)                -              -
   Transfers between portfolios                      -                  -                 -           262,355              -
   Policyholder charges (Note 3)                     -                  -                (8)              (38)             -
                                                   ---                ---           -------         ---------            ---
Net increase (decrease) in net assets from
   contract transactions                             -                  -              (750)          262,317              -
                                                   ---                ---           -------         ---------            ---
Net increase (decrease) in net assets                -                  -              (251)          240,960              -

Net assets beginning of period                       -                  -             5,917            48,815              -
                                                   ---                ---           -------         ---------            ---
Net assets end of period                           $ -                $ -           $ 5,666         $ 289,775            $ -
------------------------------------------         ===                ===           =======         =========            ===

(1)Contract Unit Transactions

Units Outstanding at December 31, 2006               -                  -               366             3,747              -

    Units Issued                                     -                  -                 -            18,521              -
    Units Redeemed                                   -                  -               (44)               (3)             -
                                                   ---                ---           -------         ---------            ---

Units Outstanding at December 31, 2007               -                  -               322            22,265              -
                                                   ===                ===           =======         =========            ===

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   23

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                                               Nasdaq 25     NYSE International     Oil & Gas          S&P 24        S&P 400 MidCap
                                              Portfolio(b)     25 Portfolio(a)   Sector Portfolio   Portfolio (b)    Index Portfolio
                                              ------------   ------------------  ----------------   -------------    ---------------
Operations
   Net investment income (loss)                   $ -                $ -             $    (269)          $ -            $    (183)
   Net realized gain (loss) on investments          -                  -                 4,362             -                3,825
   Net change in unrealized appreciation
     (depreciation) on investments                  -                  -                10,462             -                 (637)
                                                  ---                ---             ---------           ---            ---------
Net increase (decrease) in net assets
   from operations                                  -                  -                14,555             -                3,005
                                                  ---                ---             ---------           ---            ---------
Contract transactions (1)
   Purchase payments                                -                  -                     -             -                    -
   Surrenders and terminations                      -                  -                (3,113)            -                 (628)
   Transfers between portfolios                     -                  -                     -             -                 (762)
   Policyholder charges (Note 3)                    -                  -                     -             -                   (6)
                                                  ---                ---             ---------           ---            ---------
Net increase (decrease) in net assets from
   contract transactions                            -                  -                (3,113)            -               (1,396)
                                                  ---                ---             ---------           ---            ---------
Net increase (decrease) in net assets               -                  -                11,442             -                1,609

Net assets beginning of period                      -                  -                45,956             -               51,099
                                                  ---                ---             ---------           ---            ---------
Net assets end of period                          $ -                $ -             $  57,398           $ -            $  52,708
------------------------------------------        ===                ===             =========           ===            =========

(1)Contract Unit Transactions

Units Outstanding at December 31, 2006              -                  -                 2,071             -                3,795

    Units Issued                                    -                  -                     -             -                    -
    Units Redeemed                                  -                  -                  (130)            -                  (97)
                                                  ---                ---             ---------           ---            ---------
Units Outstanding at December 31, 2007              -                  -                 1,941             -                3,698
                                                  ===                ===             =========           ===            =========

                                                JNL/MCM          JNL/MCM              JNL/MCM          JNL/MCM           JNL/MCM
                                                S&P 500          S&P SMid        Select Small-Cap     Small Cap        Technology
                                            Index Portfolio   60 Portfolio(a)        Portfolio     Index Portfolio  Sector Portfolio
                                            ---------------   ---------------    ----------------  ---------------  ----------------
Operations
   Net investment income (loss)                 $   (10)             $ -                $ -           $    (46)          $   (99)
   Net realized gain (loss) on investments          171                -                  -              1,932               265
   Net change in unrealized appreciation
     (depreciation) on investments                   (3)               -                  -             (3,278)              677
                                                -------              ---                ---           --------           -------
Net increase (decrease) in net assets
   from operations                                  158                -                  -             (1,392)              843
                                                -------              ---                ---           --------           -------
Contract transactions (1)
   Purchase payments                                  -                -                  -                  -                 -
   Surrenders and terminations                     (574)               -                  -               (598)                -
   Transfers between portfolios                       -                -                  -              2,184              (542)
   Policyholder charges (Note 3)                     (6)               -                  -                 (6)                -
                                                -------              ---                ---           --------           -------
Net increase (decrease) in net assets from
   contract transactions                           (580)               -                  -              1,580              (542)
                                                -------              ---                ---           --------           -------
Net increase (decrease) in net assets              (422)               -                  -                188               301

Net assets beginning of period                    4,697                -                  -             37,228             6,407
                                                -------              ---                ---           --------           -------
Net assets end of period                        $ 4,275              $ -                $ -           $ 37,416           $ 6,708
------------------------------------------      =======              ===                ===           ========           =======

(1)Contract Unit Transactions

Units Outstanding at December 31, 2006              369                -                  -              2,714               585

    Units Issued                                      -                -                  -                158                18
    Units Redeemed                                  (44)               -                  -                (44)              (60)
                                                -------              ---                ---           --------           -------
Units Outstanding at December 31, 2007              325                -                  -              2,828               543
                                                =======              ===                ===           ========           =======

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   24

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                              JNL/
                                               JNL/MCM                     Oppenheimer          JNL/           JNL/PIMCO
                                            Value Line 30     JNL/MCM     Global Growth     Oppenheimer       Real Return
                                             Portfolio(c)  VIP Portfolio    Portfolio    Growth Portfolio(b)  Portfolio(a)
                                            -------------  -------------  -------------  -------------------  ------------
Operations
   Net investment income (loss)                  $ -            $ -         $   (365)             $ -              $ -
   Net realized gain (loss) on investments         -              -            5,883                -                -
   Net change in unrealized appreciation
     (depreciation) on investments                 -              -           (2,660)               -                -
                                                 ---            ---         --------              ---              ---
Net increase (decrease) in net assets
   from operations                                 -              -            2,858                -                -
                                                 ---            ---         --------              ---              ---
Contract transactions (1)
   Purchase payments                               -              -                -                -                -
   Surrenders and terminations                     -              -           (8,013)               -                -
   Transfers between portfolios                    -              -             (712)               -                -
   PolicyholdeZ charges (Note 3)                   -              -              (28)               -                -
                                                 ---            ---         --------              ---              ---
Net increase (decrease) in net assets from
   contract transactions                           -              -           (8,753)               -                -
                                                 ---            ---         --------              ---              ---
Net increase (decrease) in net assets              -              -           (5,895)               -                -

Net assets beginning of period                     -              -           59,945                -                -
                                                 ---            ---         --------              ---              ---
Net assets end of period                         $ -            $ -         $ 54,050              $ -              $ -
------------------------------------------       ===            ===         ========              ===              ===

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006             -              -            3,678                -                -

     Units Issued                                  -              -               15                -                -
     Units Redeemed                                -              -             (526)               -                -
                                                 ---            ---         --------              ---              ---
Units Outstanding at December 31, 2007             -              -            3,167                -                -
                                                 ===            ===         ========              ===              ===

                                                               JNL/           JNL/           JNL/
                                              JNL/PIMCO     PPM America   PPM America     PPM America       JNL/Putnam
                                             Total Return   Core Equity    High Yield    Value Equity         Midcap
                                            Bond Portfolio   Portfolio   Bond Portfolio    Portfolio   Growth Portfolio(d)
                                            --------------  -----------  --------------  ------------  -------------------
Operations
   Net investment income (loss)                $    778      $   (352)         $ -        $  (1,930)            $ -
   Net realized gain (loss) on investments           41            52            -              617               -
   Net change in unrealized appreciation
     (depreciation) on investments                  781        (2,487)           -          (14,260)              -
                                               --------      --------          ---        ---------             ---
Net increase (decrease) in net assets
   from operations                                1,600        (2,787)           -          (15,573)              -
                                               --------      --------          ---        ---------             ---
Contract transactions (1)
   Purchase payments                                  -             -            -                -               -
   Surrenders and terminations                     (184)         (129)           -                -               -
   Transfers between portfolios                       -         3,020            -               (1)              -
   Policyholder charges (Note 3)                     (8)           (3)           -              (34)              -
                                               --------      --------          ---        ---------             ---
Net increase (decrease) in net assets from
   contract transactions                           (192)        2,888            -              (35)              -
                                               --------      --------          ---        ---------             ---
Net increase (decrease) in net assets             1,408           101            -          (15,608)              -

Net assets beginning of period                   24,325        30,545            -          221,278               -
                                               --------      --------          ---        ---------             ---
Net assets end of period                       $ 25,733      $ 30,646          $ -        $ 205,670             $ -
------------------------------------------     ========      ========          ===        =========             ===

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006            1,977         3,397            -           19,290               -

     Units Issued                                     -           348            -                -               -
     Units Redeemed                                 (16)          (15)           -               (3)              -
                                               --------      --------          ---        ---------             ---
Units Outstanding at December 31, 2007            1,961         3,730            -           19,287               -
                                               ========      ========          ===        =========             ===

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.                   25

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                            JNL/S&P           JNL/            JNL/              JNL/S&P
                                                          Competitive   S&P Disciplined  S&P Disciplined      Disciplined
                                              JNL/S&P 4    Advantage        Growth           Moderate          Moderate
                                            Portfolio(b)  Portfolio(b)    Portfolio(a)     Portfolio(a)   Growth Portfolio(a)
                                            ------------  ------------  ---------------  ---------------  -------------------
Operations
   Net investment income (loss)                 $ -           $ -             $ -              $ -                $ -
   Net realized gain (loss) on investments        -             -               -                -                  -
   Net change in unrealized appreciation
     (depreciation) on investments                -             -               -                -                  -
                                                ---           ---             ---              ---                ---
Net increase (decrease) in net assets
   from operations                                -             -               -                -                  -
                                                ---           ---             ---              ---                ---
Contract transactions (1)
   Purchase payments                              -             -               -                -                  -
   Surrenders and terminations                    -             -               -                -                  -
   Transfers between portfolios                   -             -               -                -                  -
   Policyholder charges (Note 3)                  -             -               -                -                  -
                                                ---           ---             ---              ---                ---
Net increase (decrease) in net assets from
   contract transactions                          -             -               -                -                  -
                                                ---           ---             ---              ---                ---
Net increase (decrease) in net assets             -             -               -                -                  -

Net assets beginning of period                    -             -               -                -                  -
                                                ---           ---             ---              ---                ---
Net assets end of period                        $ -           $ -             $ -              $ -                $ -
------------------------------------------      ===           ===             ===              ===                ===

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006            -             -               -                -                  -

     Units Issued                                 -             -               -                -                  -
     Units Redeemed                               -             -               -                -                  -
                                                ---           ---             ---              ---                ---
Units Outstanding at December 31, 2007            -             -               -                -                  -
                                                ===           ===             ===              ===                ===

                                                JNL/S&P                             JNL/            JNL/
                                            Dividend Income      JNL/S&P        S&P Managed      S&P Managed        JNL/
                                               & Growth      Intrinsic Value     Aggressive     Conservative    S&P Managed
                                              Portfolio(b)     Portfolio(b)   Growth Portfolio    Portfolio   Growth Portfolio
                                            ---------------  ---------------  ----------------  ------------  -----------------
Operations
   Net investment income (loss)                   $ -              $ -           $      38           $ -         $     177
   Net realized gain (loss) on investments          -                -              31,543             -             5,632
   Net change in unrealized appreciation
     (depreciation) on investments                  -                -             (20,409)            -             1,518
                                                  ---              ---           ---------           ---         ---------
Net increase (decrease) in net assets
   from operations                                  -                -              11,172             -             7,327
                                                  ---              ---           ---------           ---         ---------
Contract transactions (1)
   Purchase payments                                -                -                   -             -                 -
   Surrenders and terminations                      -                -             (94,838)            -                 -
   Transfers between portfolios                     -                -                 225             -                 1
   Policyholder charges (Note 3)                    -                -                 (89)            -               (30)
                                                  ---              ---           ---------           ---         ---------
Net increase (decrease) in net assets from
   contract transactions                            -                -             (94,702)            -               (29)
                                                  ---              ---           ---------           ---         ---------
Net increase (decrease) in net assets               -                -             (83,530)            -             7,298

Net assets beginning of period                      -                -             214,040             -           103,581
                                                  ---              ---           ---------           ---         ---------
Net assets end of period                          $ -              $ -           $ 130,510           $ -         $ 110,879
------------------------------------------        ===              ===           =========           ===         =========

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006              -                -              15,854             -             7,912

     Units Issued                                   -                -               2,977             -                 -
     Units Redeemed                                 -                -              (9,841)            -                (2)
                                                  ---              ---           ---------           ---         ---------
Units Outstanding at December 31, 2007              -                -               8,990             -             7,910
                                                  ===              ===           =========           ===         =========

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   26

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                     JNL/          JNL/
                                                 S&P Managed    S&P Managed          JNL/S&P           JNL/S&P           JNL/S&P
                                                   Moderate      Moderate        Retirement 2015   Retirement 2020   Retirement 2025
                                                  Portfolio   Growth Portfolio      Portfolio         Portfolio         Portfolio
                                                 -----------  ----------------   ---------------   ---------------   ---------------
Operations
   Net investment income (loss)                      $ -        $     4,319            $ -               $ -               $ -
   Net realized gain (loss) on investments             -             85,091              -                 -                 -
   Net change in unrealized appreciation
     (depreciation) on investments                     -            (15,143)             -                 -                 -
                                                     ---        -----------            ---               ---               ---
Net increase (decrease) in net assets
   from operations                                     -             74,267              -                 -                 -
                                                     ---        -----------            ---               ---               ---
Contract transactions (1)
   Purchase payments                                   -                  -              -                 -                 -
   Surrenders and terminations                         -           (160,411)             -                 -                 -
   Transfers between portfolios                        -                 (1)             -                 -                 -
   Policyholder charges (Note 3)                       -                 (6)             -                 -                 -
                                                     ---        -----------            ---               ---               ---
Net increase (decrease) in net assets from
   contract transactions                               -           (160,418)             -                 -                 -
                                                     ---        -----------            ---               ---               ---
Net increase (decrease) in net assets                  -            (86,151)             -                 -                 -

Net assets beginning of period                         -          1,077,257              -                 -                 -
                                                     ---        -----------            ---               ---               ---
Net assets end of period                             $ -        $   991,106            $ -               $ -               $ -
---------------------------------------------        ===        ===========            ===               ===               ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                 -             85,562              -                 -                 -

     Units Issued                                      -                  -              -                 -                 -
     Units Redeemed                                    -            (12,012)             -                 -                 -
                                                     ---        -----------            ---               ---               ---
Units Outstanding at December 31, 2007                 -             73,550              -                 -                 -
                                                     ===        ===========            ===               ===               ===

                                                     JNL/
                                                S&P Retirement       JNL/S&P        JNL/Select        JNL/Select           JNL/
                                                    Income         Total Yield       Balanced        Money Market      Select Value
                                                   Portfolio      Portfolio(a)      Portfolio          Portfolio         Portfolio
                                                --------------    ------------     ----------        ------------      ------------
Operations
   Net investment income (loss)                       $ -              $ -          $    710          $      28             $ -
   Net realized gain (loss) on investments              -                -             2,810                  -               -
   Net change in unrealized appreciation
     (depreciation) on investments                      -                -               861                  -               -
                                                      ---              ---          --------          ---------             ---
Net increase (decrease) in net assets
   from operations                                      -                -             4,381                 28               -
                                                      ---              ---          --------          ---------             ---
Contract transactions (1)
   Purchase payments                                    -                -                 -                  -               -
   Surrenders and terminations                          -                -              (114)           (34,839)              -
   Transfers between portfolios                         -                -                 -                (48)              -
   Policyholder charges (Note 3)                        -                -               (69)                 -               -
                                                      ---              ---          --------          ---------             ---
Net increase (decrease) in net assets from
   contract transactions                                -                -              (183)           (34,887)              -
                                                      ---              ---          --------          ---------             ---
Net increase (decrease) in net assets                   -                -             4,198            (34,859)              -

Net assets beginning of period                          -                -            74,593             34,859               -
                                                      ---              ---          --------          ---------             ---
Net assets end of period                              $ -              $ -          $ 78,791          $       -             $ -
---------------------------------------------         ===              ===          ========          =========             ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  -                -             5,904              3,367               -

     Units Issued                                       -                -                 -                  -               -
     Units Redeemed                                     -                -               (14)            (3,367)              -
                                                      ---              ---          --------          ---------             ---
Units Outstanding at December 31, 2007                  -                -             5,890                  -               -
                                                      ===              ===          ========          =========             ===

(a)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   27

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                     JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                                 Price Established     Price Mid-Cap    Price Value
                                                  Growth Portfolio   Growth Portfolio    Portfolio
                                                 -----------------   ----------------   -----------
Operations
   Net investment income (loss)                      $   (273)           $    (87)       $    612
   Net realized gain (loss) on investments              4,719               5,001           4,539
   Net change in unrealized appreciation
     (depreciation) on investments                       (316)                656          (5,753)
                                                     --------            --------        --------
Net increase (decrease) in net assets
   from operations                                      4,130               5,570            (602)
                                                     --------            --------        --------
Contract transactions (1)
   Purchase payments                                        -                   -               -
   Surrenders and terminations                              -              (8,318)              -
   Transfers between portfolios                        32,876                   -             150
   Policyholder charges (Note 3)                            -                 (34)              -
                                                     --------            --------        --------
Net increase (decrease) in net assets from
   contract transactions                               32,876              (8,352)            150
                                                     --------            --------        --------
Net increase (decrease) in net assets                  37,006              (2,782)           (452)

Net assets beginning of period                         41,893              36,765          91,293
                                                     --------            --------        --------
Net assets end of period                             $ 78,899            $ 33,983        $ 90,841
---------------------------------------------        ========            ========        ========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  3,270               2,546           6,538

     Units Issued                                       2,545                   -              53
     Units Redeemed                                      (137)               (508)            (42)
                                                     --------            --------        --------
Units Outstanding at December 31, 2007                  5,678               2,038           6,549
                                                     ========            ========        ========

                     See notes to the financial statements.                   28

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                    JNL/AIM           JNL/AIM          JNL/AIM           JNL/             JNL/
                                                   Large Cap        Real Estate       Small Cap      Alger Growth       Eagle Core
                                                Growth Portfolio     Portfolio    Growth Portfolio     Portfolio    Equity Portfolio
                                                ----------------    -----------   ----------------   ------------   ----------------
Operations
   Net investment income (loss)                     $   (414)         $   (12)           $ -           $   (299)        $   (496)
   Net realized gain (loss) on investments                58               87              -                  6              880
   Net change in unrealized appreciation
     (depreciation) on investments                     2,096            1,070              -              1,393            2,920
                                                    --------          -------            ---           --------         --------
Net increase (decrease) in net assets
   from operations                                     1,740            1,145              -              1,100            3,304
                                                    --------          -------            ---           --------         --------

Contract transactions (1)
   Purchase payments                                     394                -              -                  -                -
   Surrenders and terminations                            19                -              -                  -               24
   Transfers between portfolios                            -            5,296              -             30,983           (7,290)
   Policyholder charges (Note 3)                         (28)               -              -                  -              (36)
                                                    --------          -------            ---           --------         --------
Net increase (decrease) in net assets from
   contract transactions                                 385            5,296              -             30,983           (7,302)
                                                    --------          -------            ---           --------         --------
Net increase (decrease) in net assets                  2,125            6,441              -             32,083           (3,998)

Net assets beginning of period                        27,500                -              -                  -           36,554
                                                    --------          -------            ---           --------         --------
Net assets end of period                            $ 29,625          $ 6,441            $ -           $ 32,083         $ 32,556
---------------------------------------------       ========          =======            ===           ========         ========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005                 2,115                -              -                  -            3,340

     Units Issued                                         30              587              -              2,642                -
     Units Redeemed                                       (1)             (68)             -                (18)            (652)
                                                    --------          -------            ---           --------         --------
Units Outstanding at December 31, 2006                 2,144              519              -              2,624            2,688
                                                    ========          =======            ===           ========         ========

                                                                                                       JNL/Franklin     JNL/Franklin
                                                      JNL/             JNL/            JNL/FMR          Templeton        Templeton
                                                 Eagle SmallCap    FMR Balanced    Mid-Cap Equity       Small Cap          Income
                                                Equity Portfolio     Portfolio        Portfolio      Value Portfolio   Portfolio (a)
                                                ----------------   ------------    --------------    ---------------   -------------
Operations
   Net investment income (loss)                     $   (81)            $ -             $ -                $ -              $ -
   Net realized gain (loss) on investments              499               -               -                  -                -
   Net change in unrealized appreciation
     (depreciation) on investments                      488               -               -                  -                -
                                                    --------            ---             ---                ---              ---
Net increase (decrease) in net assets
   from operations                                      906               -               -                  -                -
                                                    --------            ---             ---                ---              ---

Contract transactions (1)
   Purchase payments                                      -               -               -                  -                -
   Surrenders and terminations                         (153)              -               -                  -                -
   Transfers between portfolios                           -               -               -                  -                -
   Policyholder charges (Note 3)                          -               -               -                  -                -
                                                    --------            ---             ---                ---              ---
Net increase (decrease) in net assets from
   contract transactions                               (153)              -               -                  -                -
                                                    --------            ---             ---                ---              ---
Net increase (decrease) in net assets                   753               -               -                  -                -

Net assets beginning of period                        5,064               -               -                  -                -
                                                    --------            ---             ---                ---              ---
Net assets end of period                            $ 5,817             $ -             $ -                $ -              $ -
---------------------------------------------       ========            ===             ===                ===              ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005                  441               -               -                  -                -

     Units Issued                                         -               -               -                  -                -
     Units Redeemed                                     (13)              -               -                  -                -
                                                    --------            ---             ---                ---              ---
Units Outstanding at December 31, 2006                  428               -               -                  -                -
                                                    ========            ===             ===                ===              ===

(a)   Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   29

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                              JNL/Goldman       JNL/Goldman        JNL/JPMorgan     JNL/JPMorgan       JNL/Lazard
                                             Sachs Mid Cap         Sachs          International     International   Emerging Markets
                                            Value Portfolio  Short Duration (a)  Equity Portfolio  Value Portfolio    Portfolio (a)
                                            ---------------  ------------------  ----------------  ---------------  ----------------
Operations
   Net investment income (loss)                   $ -                $ -             $     15          $    347            $ -
   Net realized gain (loss) on investments          -                  -                  202             1,263              -
   Net change in unrealized appreciation
      (depreciation) on investments                 -                  -                8,442            11,527              -
                                                  ---                ---             --------          --------            ---
Net increase (decrease) in net assets
   from operations                                  -                  -                8,659            13,137              -
                                                  ---                ---             --------          --------            ---
Contract transactions (1)
   Purchase payments                                -                  -                    -                 -              -
   Surrenders and terminations                      -                  -                    -                 -              -
   Transfers between portfolios                     -                  -                    -            19,300              -
   Policyholder charges (Note 3)                    -                  -                    -                 -              -
                                                  ---                ---             --------          --------            ---
Net increase (decrease) in net assets from
   contract transactions                            -                  -                    -            19,300              -
                                                  ---                ---             --------          --------            ---
Net increase (decrease) in net assets               -                  -                8,659            32,437              -

Net assets beginning of period                      -                  -               41,697            33,842              -
                                                  ---                ---             --------          --------            ---
Net assets end of period                          $ -                $ -             $ 50,356          $ 66,279            $ -
------------------------------------------        ===                ===             ========          ========            ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005              -                  -                4,188             2,424              -

      Units Issued                                  -                  -                    -             1,303              -
      Units Redeemed                                -                  -                    -               (76)             -
                                                  ---                ---             --------          --------            ---
Units Outstanding at December 31, 2006              -                  -                4,188             3,651              -
                                                  ===                ===             ========          ========            ===

                                              JNL/Lazard         JNL/Lazard         JNL/MCM         JNL/MCM          JNL/MCM
                                                Mid Cap           Small Cap            25          Bond Index     Communications
                                            Value Portfolio    Value Portfolio    Portfolio (a)     Portfolio    Sector Portfolio
                                            ---------------    ---------------    -------------    ----------    -----------------
Operations
   Net investment income (loss)                $      47           $  2,340            $ -           $    17           $  -
   Net realized gain (loss) on investments          (161)             2,253              -                 1             (3)
   Net change in unrealized appreciation
      (depreciation) on investments                7,438               (891)             -                60              5
                                               ---------           --------            ---           -------           ----
Net increase (decrease) in net assets
   from operations                                 7,324              3,702              -                78              2
                                               ---------           --------            ---           -------           ----
Contract transactions (1)
   Purchase payments                                   -                  -              -                 -              -
   Surrenders and terminations                   (89,705)              (149)             -              (480)           (61)
   Transfers between portfolios                        -                  -              -                 -              -
   Policyholder charges (Note 3)                       -                (10)             -               (16)             -
                                               ---------           --------            ---           -------           ----
Net increase (decrease) in net assets from
   contract transactions                         (89,705)              (159)             -              (496)           (61)
                                               ---------           --------            ---           -------           ----
Net increase (decrease) in net assets            (82,381)             3,543              -              (418)           (59)

Net assets beginning of period                   121,601             24,676              -             4,232             59
                                               ---------           --------            ---           -------           ----
Net assets end of period                       $  39,220           $ 28,219            $ -           $ 3,814           $  -
------------------------------------------     =========           ========            ===           =======           ====

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005             7,367              2,014              -               410              5

      Units Issued                                     -                  -              -                 -              -
      Units Redeemed                              (5,261)               (12)             -               (48)            (5)
                                               ---------           --------            ---           -------           ----
Units Outstanding at December 31, 2006             2,106              2,002              -               362              -
                                               =========           ========            ===           =======           ====

(a)   Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   30

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                  JNL/MCM
                                                 JNL/MCM          Enhanced         JNL/MCM           JNL/MCM           JNL/MCM
                                             Consumer Brands   S&P 500 Stock       Financial        Healthcare      International
                                            Sector Portfolio  Index Portfolio  Sector Portfolio  Sector Portfolio  Index Portfolio
                                            ----------------  ---------------  ----------------  ----------------  ---------------
Operations
   Net investment income (loss)                  $   -              $ -             $   -               $ -            $    73
   Net realized gain (loss) on investments           -                -                 6                 -                183
   Net change in unrealized appreciation
      (depreciation) on investments                  1                -                (4)                -                943
                                                 -----              ---             -----               ---            -------
Net increase (decrease) in net assets
   from operations                                   1                -                 2                 -              1,199
                                                 -----              ---             -----               ---            -------
Contract transactions (1)
   Purchase payments                                 -                -                 -                 -                  -
   Surrenders and terminations                     (58)               -               (64)                -                  -
   Transfers between portfolios                      -                -                 -                 -               (680)
   Policyholder charges (Note 3)                     -                -                 -                 -                (20)
                                                 -----              ---             -----               ---            -------
Net increase (decrease) in net assets from
   contract transactions                           (58)               -               (64)                -               (700)
                                                 -----              ---             -----               ---            -------
Net increase (decrease) in net assets              (57)               -               (62)                -                499

Net assets beginning of period                      57                -                62                 -              5,418
                                                 -----              ---             -----               ---            -------
Net assets end of period                         $   -              $ -             $   -               $ -            $ 5,917
------------------------------------------       =====              ===             =====               ===            =======

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005               5                -                 5                 -                415

      Units Issued                                   -                -                 -                 -                  -
      Units Redeemed                                (5)               -                (5)                -                (49)
                                                 -----              ---             -----               ---            -------
Units Outstanding at December 31, 2006               -                -                 -                 -                366
                                                 =====              ===             =====               ===            =======

                                                 JNL/MCM         JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                                  JNL 5       JNL Optimized       Oil & Gas       S&P 400 MidCap        S&P 500
                                                Portfolio    5 Portfolio (a)   Sector Portfolio   Index Portfolio   Index Portfolio
                                                ---------    ---------------   ----------------   ---------------   ---------------
Operations
   Net investment income (loss)                 $   (294)          $ -            $    (143)          $     75          $    (3)
   Net realized gain (loss) on investments           142             -                2,385              1,485               96
   Net change in unrealized appreciation
      (depreciation) on investments                3,761             -                5,169                542              488
                                                --------           ---            ---------           --------          -------
Net increase (decrease) in net assets
   from operations                                 3,609             -                7,411              2,102              581
                                                --------           ---            ---------           --------          -------
Contract transactions (1)
   Purchase payments                              (1,297)            -                    -                  -                -
   Surrenders and terminations                         -             -               (1,664)              (616)            (561)
   Transfers between portfolios                   45,274             -                    -             31,269                -
   Policyholder charges (Note 3)                       -             -                    -                (19)             (17)
                                                --------           ---            ---------           --------          -------
Net increase (decrease) in net assets from
   contract transactions                          43,977             -               (1,664)            30,634             (578)
                                                --------           ---            ---------           --------          -------
Net increase (decrease) in net assets             47,586             -                5,747             32,736                3

Net assets beginning of period                     1,229             -               40,209             18,363            4,694
                                                --------           ---            ---------           --------          -------
Net assets end of period                        $ 48,815           $ -            $  45,956           $ 51,099          $ 4,697
------------------------------------------      ========           ===            =========           ========          =======

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005               110             -                2,156              1,474              418

      Units Issued                                 3,750             -                    -              2,370                -
      Units Redeemed                                (113)            -                  (85)               (49)             (49)
                                                --------           ---            ---------           --------          -------
Units Outstanding at December 31, 2006             3,747             -                2,071              3,795              369
                                                ========           ===            =========           ========          =======

(a)   Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   31

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                  JNL/MCM           JNL/MCM          JNL/MCM                         JNL/Oppenheimer
                                              Select Small-Cap     Small Cap        Technology          JNL/MCM       Global Growth
                                                Portfolio (a)   Index Portfolio  Sector Portfolio    VIP Portfolio      Portfolio
                                             -----------------  ---------------  ----------------  ----------------  ---------------
Operations
   Net investment income (loss)                     $ -            $    167          $   (56)             $ -           $   (449)
   Net realized gain (loss) on investments            -               1,887               20                -              2,136
   Net change in unrealized appreciation
     (depreciation) on investments                    -                 210              408                -              4,992
                                                    ---            --------          -------              ---           --------
Net increase (decrease) in net assets from
   operations                                         -               2,264              372                -              6,679
                                                    ---            --------          -------              ---           --------
Contract transactions(1)
   Purchase payments                                  -                   -                -                -                396
   Surrenders and terminations                        -                (765)             (66)               -               (310)
   Transfers between portfolios                       -              30,686            6,040                -             20,199
   Policyholder charges (Note 3)                      -                 (18)               -                -                (50)
                                                    ---            --------          -------              ---           --------
Net increase (decrease) in net assets from
   contract transactions                              -              29,903            5,974                -             20,235
                                                    ---            --------          -------              ---           --------
Net increase (decrease) in net assets                 -              32,167            6,346                -             26,914

Net assets beginning of period                        -               5,061               61                -             33,031
                                                    ---            --------          -------              ---           --------
Net assets end of period                            $ -            $ 37,228          $ 6,407              $ -           $ 59,945
-------------------------------------------         ===            ========          =======              ===           ========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005                -                 427                6                -              2,335

      Units Issued                                    -               2,366              596                -              1,378
      Units Redeemed                                  -                 (79)             (17)               -                (35)
                                                    ---            --------          -------              ---           --------
Units Outstanding at December 31, 2006                -               2,714              585                -              3,678
                                                    ===            ========          =======              ===           ========

                                                                   JNL/PIMCO                          JNL/Putnam        JNL/Putnam
                                              JNL/Oppenheimer     Total Return      JNL/Putnam          Midcap         Value Equity
                                             Growth Portfolio    Bond Portfolio  Equity Portfolio  Growth Portfolio     Portfolio
                                             ----------------   ---------------  ----------------  ----------------  ---------------
Operations
   Net investment income (loss)                     $ -            $    519          $   (197)            $ -           $  (3,001)
   Net realized gain (loss) on investments            -                  10               (38)              -                 252
   Net change in unrealized appreciation
     (depreciation) on investments                    -                 (67)            2,739               -              25,303
                                                    ---            --------          --------             ---           ---------
Net increase (decrease) in net assets
   from operations                                    -                 462             2,504               -              22,554
                                                    ---            --------          --------             ---           ---------
Contract transactions (1)
   Purchase payments                                  -                   -                 -               -                   -
   Surrenders and terminations                        -                  21                11               -                  69
   Transfers between portfolios                       -                   -            24,195               -                   -
   Policyholder charges (Note 3)                      -                 (30)              (17)              -                (102)
                                                    ---            --------          --------             ---           ---------
Net increase (decrease) in net assets from
   contract transactions                              -                  (9)           24,189               -                 (33)
                                                    ---            --------          --------             ---           ---------
Net increase (decrease) in net assets                 -                 453            26,693               -              22,521
Net assets beginning of period                        -              23,872             3,852               -             198,757
                                                    ---            --------          --------             ---           ---------
Net assets end of period                            $ -            $ 24,325          $ 30,545             $ -           $ 221,278
-------------------------------------------         ===            ========          ========             ===           =========

(1)Contract Unit Transactions
Units Outstanding at December 31, 2005                -               1,978               480               -              19,293

      Units Issued                                    -                   -             3,430               -                   -
      Units Redeemed                                  -                  (1)             (513)              -                  (3)
                                                    ---            --------          --------             ---           ---------
Units Outstanding at December 31, 2006                -               1,977             3,397               -              19,290
                                                    ===            ========          ========             ===           =========

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   32

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                JNL/S&P             JNL/S&P                             JNL/S&P         JNL/S&P
                                                Managed             Managed           JNL/S&P           Managed         Managed
                                               Aggressive        Conservative         Managed           Moderate        Moderate
                                            Growth Portfolio       Portfolio      Growth Portfolio     Portfolio    Growth Portfolio
                                            ----------------     ------------     ----------------     ---------    ----------------
Operations
   Net investment income (loss)                $  (1,670)             $ -            $    (457)           $ -         $    (2,444)
   Net realized gain (loss) on investments        12,056                -                4,407              -              40,809
   Net change in unrealized appreciation
     (depreciation) on investments                15,661                -                7,522              -              68,908
                                               ---------              ---            ---------           ----         -----------
Net increase (decrease) in net assets
   from operations                                26,047                -               11,472              -             107,273
                                               ---------              ---            ---------           ----         -----------
Contract transactions(1)
   Purchase payments                                   -                -                    -              -                   -
   Surrenders and terminations                       325                -                   60              -             (61,724)
   Transfers between portfolios                        -                -                    -              -                   -
   Policyholder charges (Note 3)                    (444)               -                  (91)             -                (107)
                                               ---------              ---            ---------           ----         -----------
Net increase (decrease) in net assets from
   contract transactions                            (119)               -                  (31)             -             (61,831)
                                               ---------              ---            ---------           ----         -----------
Net increase (decrease) in net assets             25,928                -               11,441              -              45,442

Net assets beginning of period                   188,112                -               92,140              -           1,031,815
                                               ---------              ---            ---------           ----         -----------
Net assets end of period                       $ 214,040              $ -            $ 103,581            $ -         $ 1,077,257
------------------------------------------     =========              ===            =========           ====         ===========

(1)Contract Unit Transactions
Units Outstanding at December 31, 2005            15,863                -                7,914              -              90,564

      Units Issued                                     -                -                    -              -                   -
      Units Redeemed                                  (9)               -                   (2)             -              (5,002)
                                               ---------              ---            ---------           ----         -----------
Units Outstanding at December 31, 2006            15,854                -                7,912              -              85,562
                                               =========              ===            =========           ====         ===========

                                                JNL/S&P            JNL/S&P            JNL/S&P             JNL/S&P         JNL/Select
                                               Retirement         Retirement         Retirement          Retirement        Balanced
                                           2015 Portfolio (a)  2020 Portfolio (a) 2025 Portfolio (a) Income Portfolio (a)  Portfolio
                                           ------------------  ------------------ ------------------ -------------------- ----------
Operations
   Net investment income (loss)                    $ -                $ -                $ -                 $ -          $     773
   Net realized gain (loss) on investments           -                  -                  -                   -                431
   Net change in unrealized appreciation
      (depreciation) on investments                  -                  -                  -                   -              7,357
                                                   ---                ---                ---                 ---          ---------
Net increase (decrease) in net assets from
   operations                                        -                  -                  -                   -              8,561
                                                   ---                ---                ---                 ---          ---------
Contract transactions(1)
   Purchase payments                                 -                  -                  -                   -                  -
   Surrenders and terminations                       -                  -                  -                   -            (17,985)
   Transfers between portfolios                      -                  -                  -                   -                  -
   Policyholder charges (Note 3)                     -                  -                  -                   -               (179)
                                                   ---                ---                ---                 ---          ---------
Net increase (decrease) in net assets from
   contract transactions                             -                  -                  -                   -            (18,164)
                                                   ---                ---                ---                 ---          ---------
Net increase (decrease) in net assets                -                  -                  -                   -             (9,603)

Net assets beginning of period                       -                  -                  -                   -             84,196
                                                   ---                ---                ---                 ---          ---------
Net assets end of period                           $ -                $ -                $ -                 $ -          $  74,593
------------------------------------------         ===                ===                ===                 ===          =========

(1)Contract Unit Transactions
Units Outstanding at December 31, 2005               -                  -                  -                   -              7,461

      Units Issued                                   -                  -                  -                   -                  -
      Units Redeemed                                 -                  -                  -                   -             (1,557)
                                                   ---                ---                ---                 ---          ---------
Units Outstanding at December 31, 2006               -                  -                  -                   -              5,904
                                                   ===                ===                ===                 ===          =========

(a) Commencement of operations January 17, 2006.

                     See notes to the financial statements.                   33

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                JNL/Select         JNL/Select       JNL/Select        JNL/Select      JNL/T. Rowe
                                                  Global           Large Cap       Money Market         Value      Price Established
                                             Growth Portfolio   Growth Portfolio    Portfolio         Portfolio     Growth Portfolio
                                             ----------------   ----------------   ------------       ----------   -----------------
Operations
   Net investment income (loss)                     $ -             $   (91)        $    3,921            $ -          $   (408)
   Net realized gain (loss) on investments            -                  22                  -              -               418
   Net change in unrealized appreciation
      (depreciation) on investments                   -                 257                  -              -             4,486
                                                    ---             -------         ----------            ---          --------
Net increase (decrease) in net assets
   from operations                                    -                 188              3,921              -             4,496
                                                    ---             -------         ----------            ---          --------
Contract transactions (1)
   Purchase payments                                  -                   -                  -              -                 -
   Surrenders and terminations                        -                  14           (110,750)             -              (159)
   Transfers between portfolios                       -                   -                  -              -                 -
   Policyholder charges (Note 3)                      -                 (20)               (90)             -                 -
                                                    ---             -------         ----------            ---          --------
Net increase (decrease) in net assets from
   contract transactions                              -                  (6)          (110,840)             -              (159)
                                                    ---             -------         ----------            ---          --------
Net increase (decrease) in net assets                 -                 182           (106,919)             -             4,337

Net assets beginning of period                        -               6,143            141,778              -            37,556
                                                    ---             -------         ----------            ---          --------

Net assets end of period                            $ -             $ 6,325         $   34,859            $ -          $ 41,893
------------------------------------------          ===             =======         ==========            ===          ========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005                -                 922             14,115              -             3,283

   Units Issued                                       -                   -                  -              -                 -
   Units Redeemed                                     -                  (1)           (10,748)             -               (13)
                                                    ---             -------         ----------            ---          --------
Units Outstanding at December 31, 2006                -                 921              3,367              -             3,270
                                                    ===             =======         ==========            ===          ========

                                                                                                                       JNL/Western
                                                JNL/T. Rowe        JNL/T. Rowe      JNL/Western      JNL/Western     U.S. Government
                                               Price Mid-Cap       Price Value       High Yield       Strategic         & Quality
                                             Growth Portfolio       Portfolio      Bond Portfolio   Bond Portfolio    Bond Portfolio
                                             ----------------      -----------     --------------   --------------   ---------------
Operations
   Net investment income (loss)                  $   (253)          $    (27)           $ -           $  (1,161)           $ -
   Net realized gain (loss) on investments          4,101              5,183              -              (2,169)             -
   Net change in unrealized appreciation
      (depreciation) on investments                (1,574)             7,259              -               5,702              -
                                                 --------           --------            ---           ---------            ---
Net increase (decrease) in net assets
   from operations                                  2,274             12,415              -               2,372              -
                                                 --------           --------            ---           ---------            ---
Contract transactions (1)
   Purchase payments                                  408                  -              -                   -              -
   Surrenders and terminations                     (7,452)              (308)             -                   -              -
   Transfers between portfolios                         -             29,443              -             (47,672)             -
   Policyholder charges (Note 3)                      (57)                 -              -                 (90)             -
                                                 --------           --------            ---           ---------            ---
Net increase (decrease) in net assets from
   contract transactions                           (7,101)            29,135              -             (47,762)             -
                                                 --------           --------            ---           ---------            ---
Net increase (decrease) in net assets              (4,827)            41,550              -             (45,390)             -

Net assets beginning of period                     41,592             49,743              -             124,441              -
                                                 --------           --------            ---           ---------            ---

Net assets end of period                         $ 36,765           $ 91,293            $ -           $  79,051            $ -
------------------------------------------       ========           ========            ===           =========            ===

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005              3,030              4,212              -              10,719              -

   Units Issued                                        29              2,437              -                   -              -
   Units Redeemed                                    (513)              (111)             -              (4,116)             -
                                                 --------           --------            ---           ---------            ---
Units Outstanding at December 31, 2006              2,546              6,538              -               6,603              -
                                                 ========           ========            ===           =========            ===

                     See notes to the financial statements.                   34

JNLNY Separate Account II
Notes to Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company of New York ("Jackson") established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained eighty (83) Portfolios during 2007, but currently contains eighty (80) Portfolios as of December 31, 2007, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund(1)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund(1)
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America Value Equity Fund
JNL/Putnam Midcap Growth Fund(1)
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 1 - Organization (continued)

--------------------------------------------------------------------------------
                             JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow(SM) Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*
JNL/MCM Value Line(R) 30 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2007, the following acquisitions were accomplished at no cost to the contract owners:

---------------------------------------------------------------------------------------------------------------------------------
ACQUIRED PORTFOLIO                                 ACQUIRING PORTFOLIO                                         DATE OF AQUISITION
---------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund                              JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund                        JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund                      JNL/FI Mid-Cap Equity Fund                                  November 30, 2007
---------------------------------------------------------------------------------------------------------------------------------

During the year ended December 31, 2007, the following Funds changed names:

---------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
---------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Fund                       JNL/PPM America Value Equity Fund(2)                        January 16, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Mid-Cap Equity Fund                        JNL/FI Mid-Cap Equity Fund                                  April 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund                              JNL/FI Balanced Fund                                        April 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Western High Yield Bond Fund                   JNL/PPM America High Yield Bond Fund(2)                     April 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund                    JNL/Goldman Sachs Core Plus Bond Fund(2)                    April 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund    JNL/JPMorgan U.S. Government & Quality Bond Fund(2)         April 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/FI Balanced Fund                               JNL/Capital Guardian Global Balanced Fund(2)                December 3, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/FI Mid-Cap Equity Fund                         JNL/JPMorgan MidCap Growth Fund(2)                          December 3, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Equity Fund             JNL/AIM International Growth Fund(2)                        December 3, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund                             JNL/PPM America Core Equity Fund(2)                         December 3, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund                      JNL/Capital Guardian Global Diversified Research Fund(2)    December 3, 2007
---------------------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund                   JNL/Capital Guardian U.S. Growth Equity Fund(2)             December 3, 2007
---------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are no longer available as of December 31, 2007.

(2)   These name changes are due to changes in sub-advisors.

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

New Accounting Pronouncement

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

Note 3 - Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

      Contract Maintenance Charge

      An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2007 and 2006, contract maintenance charges were assessed in the amount of $410 and $1,440, respectively.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)

Policyholder Charges (continued)

      Transfer Fee Charge

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2007 and 2006 there were no transfer fee charges assessed.

      Optional Benefit Charges

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.71%, depending on the benefit chosen. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges

      Insurance Charges

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and the issuance and maintenance of contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Premium Taxes

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 4 - Purchases and Sales of Investments

      For the year ended December 31, 2007, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                      Proceeds
                                                       Purchases     from Sales
                                                       ----------    ----------
JNL/AIM International Growth Fund                         $   730      $    802
JNL/AIM Large Cap Growth Fund                               1,146         7,502
JNL/AIM Real Estate Fund                                    1,606           246
JNL/AIM Small Cap Growth Fund                                   -             -
JNL/Alger Growth Fund                                          66        35,002
JNL/Capital Guardian Global Balanced Fund                       -             -
JNL/Capital Guardian Global Diversified Research Fund           -             -
JNL/Capital Guardian International Small Cap Fund               -             -
JNL/Capital Guardian U.S. Growth Equity Fund                    -           107
JNL/Credit Suisse Global Natural Resources Fund                 -             -
JNL/Credit Suisse Long/Short Fund                               -             -
JNL/Eagle Core Equity Fund                                  5,156           621
JNL/Eagle SmallCap Equity Fund                              1,034            96
JNL/Franklin Templeton Founding Strategy Fund                   -             -
JNL/Franklin Templeton Global Growth Fund                       -             -
JNL/Franklin Templeton Income Fund                              -             -
JNL/Franklin Templeton Mutual Shares Fund                       -             -
JNL/Franklin Templeton Small Cap Value Fund                     -             -
JNL/Goldman Sachs Core Plus Bond Fund                       2,628         1,220
JNL/Goldman Sachs Mid Cap Value Fund                            -             -
JNL/Goldman Sachs Short Duration Bond Fund                      -             -
JNL/JPMorgan International Value Fund                       5,861         3,437
JNL/JPMorgan MidCap Growth Fund                                 -             -
JNL/JPMorgan U.S. Government & Quality Bond Fund                -             -
JNL/Lazard Emerging Markets Fund                                -             -
JNL/Lazard Mid Cap Value Fund                               6,087           620
JNL/Lazard Small Cap Value Fund                             2,517           566
JNL/MCM 10 x 10 Fund                                            -             -
JNL/MCM Bond Index Fund                                       140           516
JNL/MCM Enhanced S&P 500 Stock Index Fund                       -             -
JNL/MCM Index 5 Fund                                            -             -
JNL/MCM International Index Fund                              213           839
JNL/MCM S&P 400 MidCap Index Fund                           4,187         2,212
JNL/MCM S&P 500 Index Fund                                     97           650
JNL/MCM Small Cap Index Fund                                4,605         1,183
JNL/Oppenheimer Global Growth Fund                          4,286         9,920
JNL/Oppenheimer Growth Fund                                     -             -
JNL/PIMCO Real Return Fund                                      -             -
JNL/PIMCO Total Return Bond Fund                            1,180           563
JNL/PPM America High Yield Bond Fund                            -             -
JNL/PPM America Core Equity Fund                            3,140           605
JNL/PPM America Value Equity Fund                           1,489         3,453
JNL/Putnam Midcap Growth Fund                                   -             -
JNL/S&P 4 Fund                                                  -             -
JNL/S&P Competitive Advantage Fund                              -             -
JNL/S&P Disciplined Growth Fund                                 -             -
JNL/S&P Disciplined Moderate Fund                               -             -
JNL/S&P Disciplined Moderate Growth Fund                        -             -
JNL/S&P Dividend Income & Growth Fund                           -             -
JNL/S&P Intrinsic Value Fund                                    -             -
JNL/S&P Managed Aggressive Growth Fund                     46,839       141,504
JNL/S&P Managed Conservative Fund                               -             -
JNL/S&P Managed Growth Fund                                 7,101         1,679
JNL/S&P Managed Moderate Fund                                   -             -
JNL/S&P Managed Moderate Growth Fund                       69,998       176,395
JNL/S&P Retirement 2015 Fund                                    -             -
JNL/S&P Retirement 2020 Fund                                    -             -
JNL/S&P Retirement 2025 Fund                                    -             -
JNL/S&P Retirement Income Fund                                  -             -
JNL/S&P Total Yield Fund                                        -             -
JNL/Select Balanced Fund                                    4,561         1,354
JNL/Select Money Market Fund                                   45        34,904
JNL/Select Value Fund                                           -             -
JNL/T.Rowe Price Established Growth Fund                   39,792         2,925
JNL/T.Rowe Price Mid-Cap Growth Fund                        3,634         8,955
JNL/T.Rowe Price Value Fund                                 7,042         2,038

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 4 - Purchases and Sales of Investments (continued)

--------------------------------------------------------------------------------
                                JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                      Proceeds
                                                        Purchases    from Sales
                                                       ----------    ----------
JNL/MCM 25 Fund                                         $       -       $     -
JNL/MCM Communications Sector Fund                              -             -
JNL/MCM Consumer Brands Sector Fund                             -             -
JNL/MCM Dow Dividend Fund                                       -             -
JNL/MCM Financial Sector Fund                                   -             -
JNL/MCM Healthcare Sector Fund                                  -             -
JNL/MCM JNL 5 Fund                                        268,060         1,578
JNL/MCM JNL Optimized 5 Fund                                    -             -
JNL/MCM Nasdaq 25 Fund                                          -             -
JNL/MCM NYSE International 25 Fund                              -             -
JNL/MCM Oil & Gas Sector Fund                               3,378         3,875
JNL/MCM S&P 24 Fund                                             -             -
JNL/MCM S&P SMid 60 Fund                                        -             -
JNL/MCM Select Small-Cap Fund                                   -             -
JNL/MCM Technology Sector Fund                                324           837
JNL/MCM VIP Fund                                                -             -
JNL/MCM Value Line 30 Fund                                      -             -

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights

      The following is a summary for each period in the five year period ended December 31, 2007 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data.

                                            JNL/AIM            JNL/AIM            JNL/AIM            JNL/AIM           JNL/Alger
                                          International       Large Cap         Real Estate         Small Cap            Growth
                                        Growth Portfolio  Growth Portfolio      Portfolio(e)    Growth Portfolio    Portfolio(b)(d)
                                        ----------------  ----------------     -------------    ----------------    ---------------
Period ended December 31, 2007

   Unit Value                             $ 13.002968       $ 15.751257        $ 10.380810        $ 14.347816        $ 13.278840
   (1) Net Assets (in thousands)          $        54       $        27        $         6        $         -        $         -
   (1) Units Outstanding (in                        4                 2                  1                  -                  -
     thousands)
   Total Return ****                             8.13%            14.02%            -16.28%              9.71%              8.61%
   Investment Income Ratio **                    1.37%             0.33%              3.52%              0.00%              0.20%
   Ratio of Expenses ***                         1.50%             1.50%              1.50%              1.50%              1.50%

Period ended December 31, 2006

   Unit Value                             $ 12.024960       $ 13.814450        $ 12.399660        $ 13.078390        $ 12.226530
   Net Assets (in thousands)              $        50       $        30        $         6        $         -        $        32
   Units Outstanding (in thousands)                 4                 2                  1                  -                  3
   Total Return ****                            20.77%             6.26%             24.00%*            12.79%              3.41%
   Investment Income Ratio **                    1.53%             0.02%              0.98%              0.00%              0.02%
   Ratio of Expenses ***                         1.50%             1.50%              1.50%              1.50%              1.50%

Period ended December 31, 2005

   Unit Value                             $  9.957252       $ 13.001025                n/a        $ 11.595561        $ 11.823843
   Net Assets (in thousands)              $        42       $        28                n/a        $         -        $         -
   Units Outstanding (in thousands)                 4                 2                n/a                  -                  -
   Total Return ****                             9.04%             5.64%               n/a              6.81%              10.64%
   Investment Income Ratio **                    1.69%             0.03%               n/a              0.00%               0.00%
   Ratio of Expenses ***                         1.50%             1.50%               n/a              1.50%               1.50%

Period ended December 31, 2004

   Unit Value                             $  9.131387       $ 12.306877                n/a        $ 10.856199        $ 10.687049
   Net Assets (in thousands)              $        38       $        26                n/a        $         -        $         -
   Units Outstanding (in thousands)                 4                 2                n/a                  -                  -
   Total Return ****                            14.61%             6.30%               n/a               5.26%              6.87%*
   Investment Income Ratio **                    1.25%             0.00%               n/a               0.00%              0.00%
   Ratio of Expenses ***                         1.50%             1.50%               n/a               1.50%              1.50%

Period ended December 31, 2003

   Unit Value                             $  7.967538       $ 11.357882                n/a        $ 10.313283                n/a
   Net Assets (in thousands)              $        38       $         -                n/a        $         -                n/a
   Units Outstanding (in thousands)                 5                 -                n/a                  -                n/a
   Total Return ****                            26.61%            13.58%*              n/a              36.37%               n/a
   Investment Income Ratio **                    1.72%             0.00%               n/a               0.00%               n/a
   Ratio of Expenses ***                         1.50%             1.50%               n/a               1.50%               n/a

                                           JNL/Capital        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse
                                         Guardian Global    Guardian Global         Guardian       Guardian U.S.    Global Natural
                                             Balanced         Diversified     International Small  Growth Equity      Resources
                                           Portfolio(d)   Research Portfolio    Cap Portfolio(c)     Portfolio       Portfolio(a)
                                         ---------------  ------------------  -------------------  -------------  -----------------
Period ended December 31, 2007

   Unit Value                             $ 13.695002        $ 13.354475          $ 9.858651        $  7.418940     $ 13.702074
   (1) Net Assets (in thousands)          $         -        $         -          $        -        $         7     $         -
   (1) Units Outstanding (in                        -                  -                   -                  1               -
     thousands)
   Total Return ****                             6.34%             18.84%              -1.41%*             8.09%          37.02%*
   Investment Income Ratio **                    0.00%              0.00%               0.00%              0.00%           0.00%
   Ratio of Expenses ***                         1.50%              1.50%               1.50%              1.50%           1.50%

Period ended December 31, 2006

   Unit Value                             $ 12.878400        $ 11.237288                 n/a        $  6.863634             n/a
   Net Assets (in thousands)              $         -        $         -                 n/a        $         6             n/a
   Units Outstanding (in thousands)                 -                  -                 n/a                  1             n/a
   Total Return ****                             9.14%             11.62%                n/a               3.05%            n/a
   Investment Income Ratio **                    0.00%              0.00%                n/a               0.00%            n/a
   Ratio of Expenses ***                         1.50%              1.50%                n/a               1.50%            n/a

Period ended December 31, 2005

   Unit Value                             $ 11.799486        $ 10.067040                 n/a        $  6.660430             n/a
   Net Assets (in thousands)              $         -        $         -                 n/a        $         6             n/a
   Units Outstanding (in thousands)                 -                  -                 n/a                  1             n/a
   Total Return ****                             8.45%              0.40%                n/a               3.12%            n/a
   Investment Income Ratio **                    0.00%              0.00%                n/a               0.00%            n/a
   Ratio of Expenses ***                         1.50%              1.50%                n/a               1.50%            n/a

Period ended December 31, 2004

   Unit Value                             $ 10.879741        $ 10.026916                 n/a        $  6.459174             n/a
   Net Assets (in thousands)              $         -        $         -                 n/a        $         6             n/a
   Units Outstanding (in thousands)                 -                  -                 n/a                  1             n/a
   Total Return ****                             8.80%*             9.70%                n/a              10.01%            n/a
   Investment Income Ratio **                    0.00%              0.00%                n/a               0.00%            n/a
   Ratio of Expenses ***                         1.50%              1.50%                n/a               1.50%            n/a

Period ended December 31, 2003

   Unit Value                                     n/a        $  9.140161                 n/a        $  5.871481             n/a
   Net Assets (in thousands)                      n/a        $         -                 n/a        $        10             n/a
   Units Outstanding (in thousands)               n/a                  -                 n/a                  2             n/a
   Total Return ****                              n/a              22.12%                n/a              33.44%            n/a
   Investment Income Ratio **                     n/a               0.00%                n/a               0.00%            n/a
   Ratio of Expenses ***                          n/a               1.50%                n/a               1.50%            n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations April 30, 2004.

(e)   Commencement of operations May 7, 2006.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                                JNL/                                                                   JNL/Franklin
                                           Credit Suisse      JNL/Eagle       JNL/Eagle          JNL/Franklin           Templeton
                                             Long/Short     Core Equity    SmallCap Equity    Templeton Founding      Global Growth
                                            Portfolio(a)    Portfolio(b)     Portfolio(b)    Strategy Portfolio(a)     Portfolio(a)
                                           -------------    ------------   ---------------   ---------------------   ---------------
Period ended December 31, 2007

   Unit Value                              $ 10.695496      $ 12.001288     $ 15.015934           $ 9.946315           $ 9.919478
   (1) Net Assets (in thousands)           $         -      $        32     $         6           $        -           $        -
   (1) Units Outstanding (in thousands)              -                3               0                    -                    -
   Total Return ****                              6.95%*          -0.92%          10.41%               -0.54%*              -0.81%*
   Investment Income Ratio **                     0.00%            1.98%           2.16%                0.00%                0.00%
   Ratio of Expenses ***                          1.50%            1.50%           1.50%                1.50%                1.50%

Period ended December 31, 2006

   Unit Value                                      n/a      $ 12.112680     $ 13.599600                  n/a                  n/a
   Net Assets (in thousands)                       n/a      $        33     $         6                  n/a                  n/a
   Units Outstanding (in thousands)                n/a                3               -                  n/a                  n/a
   Total Return ****                               n/a            10.68%          18.30%                 n/a                  n/a
   Investment Income Ratio **                      n/a             0.02%           0.00%                 n/a                  n/a
   Ratio of Expenses ***                           n/a             1.50%           1.50%                 n/a                  n/a

Period ended December 31, 2005

   Unit Value                                      n/a      $ 10.943822     $ 11.495585                  n/a                  n/a
   Net Assets (in thousands)                       n/a      $        37     $         5                  n/a                  n/a
   Units Outstanding (in thousands)                n/a                3               -                  n/a                  n/a
   Total Return ****                               n/a             1.84%           1.00%                 n/a                  n/a
   Investment Income Ratio **                      n/a             0.77%           0.00%                 n/a                  n/a
   Ratio of Expenses ***                           n/a             1.50%           1.50%                 n/a                  n/a

Period ended December 31, 2004

   Unit Value                                      n/a      $ 10.746156     $ 11.381974                  n/a                  n/a
   Net Assets (in thousands)                       n/a      $        43     $         -                  n/a                  n/a
   Units Outstanding (in thousands)                n/a                4               -                  n/a                  n/a
   Total Return ****                               n/a             7.46%*         13.82%*                n/a                  n/a
   Investment Income Ratio **                      n/a             0.85%           0.00%                 n/a                  n/a
   Ratio of Expenses ***                           n/a             1.50%           1.50%                 n/a                  n/a

Period ended December 31, 2003

   Unit Value                                      n/a              n/a             n/a                  n/a                  n/a
   Net Assets (in thousands)                       n/a              n/a             n/a                  n/a                  n/a
   Units Outstanding (in thousands)                n/a              n/a             n/a                  n/a                  n/a
   Total Return ****                               n/a              n/a             n/a                  n/a                  n/a
   Investment Income Ratio **                      n/a              n/a             n/a                  n/a                  n/a
   Ratio of Expenses ***                           n/a              n/a             n/a                  n/a                  n/a

                                                                                     JNL/Franklin         JNL/            JNL/
                                             JNL/Franklin         JNL/Franklin        Templeton      Goldman Sachs    Goldman Sachs
                                               Templeton         Templeton Mutual      Small Cap        Core Plus        Mid Cap
                                          Income Portfolio(c)  Shares Portfolio(a)  Value Portfolio  Bond Portfolio  Value Portfolio
                                          -------------------  -------------------  ---------------  --------------  ---------------
Period ended December 31, 2007

   Unit Value                                $ 10.904895          $ 9.877303               n/a        $ 12.620266          n/a
   (1) Net Assets (in thousands)             $         -          $        -             $   -        $        83        $   -
   (1) Units Outstanding (in thousands)                -                   -                 -                  7            -
   Total Return ****                                0.32%              -1.23%*             n/a               5.40%         n/a
   Investment Income Ratio **                       0.00%               0.00%              n/a               3.27%         n/a
   Ratio of Expenses ***                            1.50%               1.50%              n/a               1.50%         n/a

Period ended December 31, 2006

   Unit Value                                $ 10.869730                 n/a               n/a        $ 11.973210          n/a
   Net Assets (in thousands)                 $         -                 n/a               n/a        $        79          n/a
   Units Outstanding (in thousands)                    -                 n/a               n/a                  7          n/a
   Total Return ****                                8.70%*               n/a               n/a               3.13%         n/a
   Investment Income Ratio **                       0.00%                n/a               n/a               0.08%         n/a
   Ratio of Expenses ***                            1.50%                n/a               n/a               1.50%         n/a

Period ended December 31, 2005

   Unit Value                                        n/a                 n/a               n/a        $ 11.609835          n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a        $       124          n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                 11          n/a
   Total Return ****                                 n/a                 n/a               n/a               1.10%         n/a
   Investment Income Ratio **                        n/a                 n/a               n/a               6.25%         n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a               1.50%         n/a

Period ended December 31, 2004

   Unit Value                                        n/a                 n/a               n/a        $ 11.483868          n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a        $        31          n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                  3          n/a
   Total Return ****                                 n/a                 n/a               n/a               5.32%         n/a
   Investment Income Ratio **                        n/a                 n/a               n/a               4.53%         n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a               1.50%         n/a

Period ended December 31, 2003

   Unit Value                                        n/a                 n/a               n/a        $ 10.903712          n/a
   Net Assets (in thousands)                         n/a                 n/a               n/a        $         -          n/a
   Units Outstanding (in thousands)                  n/a                 n/a               n/a                  -          n/a
   Total Return ****                                 n/a                 n/a               n/a               9.04%*        n/a
   Investment Income Ratio **                        n/a                 n/a               n/a               0.00%         n/a
   Ratio of Expenses ***                             n/a                 n/a               n/a               1.50%         n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                                   JNL/                                           JNL/JPMorgan
                                               Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan  U.S. Government     JNL/Lazard
                                              Short Duration     International   MidCap Growth   & Quality Bond  Emerging Markets
                                             Bond Portfolio(c)  Value Portfolio   Portfolio(b)    Portfolio(b)     Portfolio(c)
                                             -----------------  ---------------  -------------  ---------------  ----------------
Period ended December 31, 2007

   Unit Value                                  $ 10.539771        $ 20.021823    $ 14.225106     $ 11.118317       $ 14.128264
   (1)Net Assets (in thousands)                $         -        $        71    $         -     $         -       $         -
   (1)Units Outstanding (in thousands)                   -                  4              -               -                 -
   Total Return ****                                  3.25%             10.29%          6.35%           4.79%            29.84%
   Investment Income Ratio **                         0.00%              5.22%          0.00%           0.00%             0.00%
   Ratio of Expenses ***                              1.50%              1.50%          1.50%           1.50%             1.50%

Period ended December 31, 2006

   Unit Value                                  $ 10.207970        $ 18.153170    $ 13.376350     $ 10.610080       $ 10.881240
   Net Assets (in thousands)                   $         -        $        66    $         -     $         -       $         -
   Units Outstanding (in thousands)                      -                  4              -               -                 -
   Total Return ****                                  2.08%*            30.02%         10.39%           1.72%             8.81%*
   Investment Income Ratio **                         0.00%              2.15%          0.00%           0.00%             0.00%
   Ratio of Expenses ***                              1.50%              1.50%          1.50%           1.50%             1.50%

Period ended December 31, 2005

   Unit Value                                          n/a        $ 13.961734    $ 12.117176     $ 10.430787               n/a
   Net Assets (in thousands)                           n/a        $        34    $         -     $         -               n/a
   Units Outstanding (in thousands)                    n/a                  2              -               -               n/a
   Total Return ****                                   n/a              16.81%          4.59%           0.83%              n/a
   Investment Income Ratio **                          n/a               0.40%          0.00%           0.00%              n/a
   Ratio of Expenses ***                               n/a               1.50%          1.50%           1.50%              n/a

Period ended December 31, 2004

   Unit Value                                          n/a        $ 11.953024    $ 11.585839     $ 10.344456               n/a
   Net Assets (in thousands)                           n/a        $        17    $         -     $         -               n/a
   Units Outstanding (in thousands)                    n/a                  1              -               -               n/a
   Total Return ****                                   n/a              20.71%         15.86%*          3.44%*             n/a
   Investment Income Ratio **                          n/a               1.19%          0.00%           0.00%              n/a
   Ratio of Expenses ***                               n/a               1.50%          1.50%           1.50%              n/a

Period ended December 31, 2003

   Unit Value                                          n/a        $  9.902144            n/a             n/a               n/a
   Net Assets (in thousands)                           n/a        $         4            n/a             n/a               n/a
   Units Outstanding (in thousands)                    n/a                  -            n/a             n/a               n/a
   Total Return ****                                   n/a              37.36%           n/a             n/a               n/a
   Investment Income Ratio **                          n/a               0.77%           n/a             n/a               n/a
   Ratio of Expenses ***                               n/a               1.50%           n/a             n/a               n/a

                                                 JNL/Lazard        JNL/Lazard        JNL/MCM                          JNL/MCM
                                                  Mid Cap          Small Cap         10 x 10         JNL/MCM         Bond Index
                                              Value Portfolio   Value Portfolio   Portfolio(a)   25 Portfolio(c)    Portfolio(b)
                                              ---------------   ---------------   ------------   ---------------   -------------
Period ended December 31, 2007

   Unit Value                                   $ 17.872460       $ 12.943750      $ 9.820622     $ 10.014489      $ 11.040804
   (1)Net Assets (in thousands)                 $        38       $        26      $        -     $         -      $         4
   (1)Units Outstanding (in thousands)                    2                 2               -               -                0
   Total Return ****                                  -4.07%            -8.20%          -1.79%*         -4.28%            4.83%
   Investment Income Ratio **                          5.27%             3.92%           0.00%           0.00%            3.85%
   Ratio of Expenses ***                               1.50%             1.50%           1.50%           1.50%            1.50%

Period ended December 31, 2006

   Unit Value                                   $ 18.629900       $ 14.100170             n/a     $ 10.462560      $ 10.532540
   Net Assets (in thousands)                    $        39       $        28             n/a     $         -      $         4
   Units Outstanding (in thousands)                       2                 2             n/a               -                -
   Total Return ****                                  12.86%            15.06%            n/a            4.63%*           2.11%
   Investment Income Ratio **                          1.58%            10.40%            n/a            0.00%            1.91%
   Ratio of Expenses ***                               1.50%             1.50%            n/a            1.50%            1.50%

Period ended December 31, 2005

   Unit Value                                   $ 16.507090       $ 12.254247             n/a             n/a      $ 10.315207
   Net Assets (in thousands)                    $       122       $        25             n/a             n/a      $         4
   Units Outstanding (in thousands)                       7                 2             n/a             n/a                -
   Total Return ****                                   7.19%             3.10%            n/a             n/a             0.34%
   Investment Income Ratio **                          9.95%             4.15%            n/a             n/a             2.20%
   Ratio of Expenses ***                               1.50%             1.50%            n/a             n/a             1.50%

Period ended December 31, 2004

   Unit Value                                   $ 15.399553       $ 11.886360             n/a             n/a      $ 10.280378
   Net Assets (in thousands)                    $        95       $        25             n/a             n/a      $         5
   Units Outstanding (in thousands)                       6                 2             n/a             n/a                -
   Total Return ****                                  22.86%            13.66%            n/a             n/a             2.80%*
   Investment Income Ratio **                          0.38%             0.04%            n/a             n/a             0.29%
   Ratio of Expenses ***                               1.50%             1.50%            n/a             n/a             1.50%

Period ended December 31, 2003

   Unit Value                                   $ 12.533913       $ 10.457559             n/a             n/a              n/a
   Net Assets (in thousands)                    $         8       $        12             n/a             n/a              n/a
   Units Outstanding (in thousands)                       1                 1             n/a             n/a              n/a
   Total Return ****                                  26.97%            36.76%            n/a             n/a              n/a
   Investment Income Ratio **                          0.21%             0.00%            n/a             n/a              n/a
   Ratio of Expenses ***                               1.50%             1.50%            n/a             n/a              n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                                                                                  JNL/MCM
                                           JNL/MCM              JNL/MCM           JNL/MCM         Enhanced             JNL/MCM
                                       Communications       Consumer Brands    Dow Dividend    S&P 500 Stock          Financial
                                     Sector Portfolio(f)  Sector Portfolio(f)  Portfolio(b)  Index Portfolio(c)  Sector Portfolio(f)
                                     -------------------  -------------------  ------------  ------------------  -------------------
Period ended December 31, 2007

   Unit Value                           $ 17.038380          $ 10.839822        $ 9.428052      $ 13.275665         $ 11.455883
   (1)Net Assets (in thousands)         $         -          $         -        $        -      $         -         $         -
   (1)Units Outstanding
      (in thousands)                              -                    -                 -                -                   -
   Total Return ****                           2.74%               -9.24%            -5.72%*           2.21%             -18.60%
   Investment Income Ratio **                  0.00%                0.00%             0.00%            0.00%               0.00%
   Ratio of Expenses ***                       1.50%                1.50%             1.50%            1.50%               1.50%

Period ended December 31, 2006

   Unit Value                           $ 16.583460          $ 11.943920               n/a      $ 12.988530         $ 14.073420
   Net Assets (in thousands)            $         -          $         -               n/a      $         -         $         -
   Units Outstanding (in thousands)               -                    -               n/a                -                   -
   Total Return ****                          34.12%               11.77%              n/a            15.10%              16.94%
   Investment Income Ratio **                  0.00%                0.00%              n/a             0.00%               0.00%
   Ratio of Expenses ***                       1.50%                1.50%              n/a             1.50%               1.50%

Period ended December 31, 2005

   Unit Value                           $ 12.364689          $ 10.685770               n/a      $ 11.284178         $ 12.034994
   Net Assets (in thousands)            $         -          $         -               n/a      $         -         $         -
   Units Outstanding (in thousands)               -                    -               n/a                -                   -
   Total Return ****                          -0.14%               -3.24%              n/a             2.70%               5.21%
   Investment Income Ratio **                 10.30%                1.54%              n/a             0.00%               1.52%
   Ratio of Expenses ***                       1.50%                1.50%              n/a             1.50%               1.50%

Period ended December 31, 2004

   Unit Value                           $ 12.382215          $ 11.043573               n/a      $ 10.988048         $ 11.438994
   Net Assets (in thousands)            $         -          $         -               n/a      $         -         $         -
   Units Outstanding (in thousands)               -                    -               n/a                -                   -
   Total Return ****                          15.92%                8.45%              n/a             9.88%*             11.79%
   Investment Income Ratio **                  0.00%                0.00%              n/a             0.00%               0.00%
   Ratio of Expenses ***                       1.50%                1.50%              n/a             1.50%               1.50%

Period ended December 31, 2003

   Unit Value                           $ 10.681882          $ 10.183562               n/a              n/a         $ 10.232235
   Net Assets (in thousands)            $         -          $         -               n/a              n/a         $         -
   Units Outstanding (in thousands)               -                    -               n/a              n/a                   -
   Total Return ****                           6.82%*               1.84%*             n/a              n/a                2.32%*
   Investment Income Ratio **                  0.00%                0.00%              n/a              n/a                0.00%
   Ratio of Expenses ***                       1.50%                1.50%              n/a              n/a                1.50%

                                           JNL/MCM               JNL/MCM             JNL/MCM          JNL/MCM         JNL/MCM
                                          Healthcare             Index 5          International        JNL 5       JNL Optimized
                                     Sector Portfolio(f)      Portfolio(a)     Index Portfolio(c)   Portfolio(d)   5 Portfolio(e)
                                     -------------------      ------------     ------------------  -------------   --------------
Period ended December 31, 2007

   Unit Value                          $   12.248984          $ 9.899824         $   17.580303     $ 13.014132      $ 12.001359
   (1)Net Assets (in thousands)        $           -          $        -         $           6     $       290      $         -
   (1)Units Outstanding
      (in thousands)                               -                   -                     0              22                -
   Total Return ****                            5.96%              -1.00%*                8.74%          -0.08%           11.88%
   Investment Income Ratio **                   0.00%               0.00%                 2.56%           5.31%            0.00%
   Ratio of Expenses ***                        1.50%               1.50%                 1.50%           1.50%            1.50%

Period ended December 31, 2006

   Unit Value                          $   11.560330                 n/a         $   16.167480     $ 13.024980      $ 10.726770
   Net Assets (in thousands)           $           -                 n/a         $           6     $        49      $         -
   Units Outstanding (in thousands)                -                 n/a                     -               4                -
   Total Return ****                            4.69%                n/a                 23.72%          17.05%            7.27%*
   Investment Income Ratio **                   0.00%                n/a                  2.78%           0.33%            0.00%
   Ratio of Expenses ***                        1.50%                n/a                  1.50%           1.50%            1.50%

Period ended December 31, 2005

   Unit Value                          $   11.042372                 n/a         $   13.068315     $ 11.127270              n/a
   Net Assets (in thousands)           $           -                 n/a         $           5     $         1              n/a
   Units Outstanding (in thousands)                -                 n/a                     -               -              n/a
   Total Return ****                            6.01%                n/a                 11.63%          11.27%*            n/a
   Investment Income Ratio **                   0.00%                n/a                  2.29%           0.00%             n/a
   Ratio of Expenses ***                        1.50%                n/a                  1.50%           1.50%             n/a

Period ended December 31, 2004

   Unit Value                          $   10.416034                 n/a         $   11.706834             n/a              n/a
   Net Assets (in thousands)           $           -                 n/a         $           6             n/a              n/a
   Units Outstanding (in thousands)                -                 n/a                     -             n/a              n/a
   Total Return ****                            1.92%                n/a                 17.07%*           n/a              n/a
   Investment Income Ratio **                   0.00%                n/a                  0.09%            n/a              n/a
   Ratio of Expenses ***                        1.50%                n/a                  1.50%            n/a              n/a

Period ended December 31, 2003

   Unit Value                          $   10.219941                 n/a                   n/a             n/a              n/a
   Net Assets (in thousands)           $           -                 n/a                   n/a             n/a              n/a
   Units Outstanding (in thousands)                -                 n/a                   n/a             n/a              n/a
   Total Return ****                            2.20%*               n/a                   n/a             n/a              n/a
   Investment Income Ratio **                   0.00%                n/a                   n/a             n/a              n/a
   Ratio of Expenses ***                        1.50%                n/a                   n/a             n/a              n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations January 31, 2005.

(e)   Commencement of operations May 1, 2006.

(f)   Commencement of operations December 15, 2003.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                             JNL/MCM           JNL/MCM               JNL/MCM         JNL/MCM           JNL/MCM
                                            Nasdaq 25     NYSE International        Oil & Gas         S&P 24        S&P 400 MidCap
                                           Portfolio(b)     25 Portfolio(a)    Sector Portfolio(e) Portfolio(b)   Index Portfolio(c)
                                          -------------   ------------------   ------------------- ------------   ------------------
Period ended December 31, 2007

   Unit Value                             $ 10.317868        $ 11.563320          $ 29.577937      $ 9.827615        $ 14.252170
   (1) Net Assets (in thousands)          $         -        $         -          $        57      $        -        $        53
   (1) Units Outstanding (in thousands)             -                  -                    2               -                  4
   Total Return ****                             3.18%*            15.63%*              33.26%          -1.72%*             5.84%
   Investment Income Ratio **                    0.00%              0.00%                0.97%           0.00%              1.17%
   Ratio of Expenses ***                         1.50%              1.50%                1.50%           1.50%              1.50%

Period ended December 31, 2006

   Unit Value                                     n/a                n/a          $ 22.195660             n/a        $ 13.465450
   Net Assets (in thousands)                      n/a                n/a          $        46             n/a        $        51
   Units Outstanding (in thousands)               n/a                n/a                    2             n/a                  4
   Total Return ****                              n/a                n/a                19.00%            n/a               8.06%
   Investment Income Ratio **                     n/a                n/a                 1.16%            n/a               1.68%
   Ratio of Expenses ***                          n/a                n/a                 1.50%            n/a               1.50%

Period ended December 31, 2005

   Unit Value                                     n/a                n/a          $ 18.652168             n/a        $ 12.461169
   Net Assets (in thousands)                      n/a                n/a          $        40             n/a        $        18
   Units Outstanding (in thousands)               n/a                n/a                    2             n/a                  1
   Total Return ****                              n/a                n/a                34.76%            n/a              10.32%
   Investment Income Ratio **                     n/a                n/a                 2.18%            n/a               1.43%
   Ratio of Expenses ***                          n/a                n/a                 1.50%            n/a               1.50%

Period ended December 31, 2004

   Unit Value                                     n/a                n/a          $ 13.841319             n/a        $ 11.295477
   Net Assets (in thousands)                      n/a                n/a          $        23             n/a        $         5
   Units Outstanding (in thousands)               n/a                n/a                    2             n/a                  -
   Total Return ****                              n/a                n/a                31.35%            n/a              12.95%*
   Investment Income Ratio **                     n/a                n/a                 0.00%            n/a               0.01%
   Ratio of Expenses ***                          n/a                n/a                 1.50%            n/a               1.50%

Period ended December 31, 2003

   Unit Value                                     n/a                n/a          $ 10.537882             n/a                n/a
   Net Assets (in thousands)                      n/a                n/a          $         -             n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a                    -             n/a                n/a
   Total Return ****                              n/a                n/a                 5.38%*           n/a                n/a
   Investment Income Ratio **                     n/a                n/a                 0.00%            n/a                n/a
   Ratio of Expenses ***                          n/a                n/a                 1.50%            n/a                n/a

                                            JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM              JNL/MCM
                                            S&P 500           S&P SMid     Select Small-Cap      Small Cap            Technology
                                      Index Portfolio(c)  60 Portfolio(a)    Portfolio(d)    Index Portfolio(c)  Sector Portfolio(e)
                                      ------------------  ---------------  ----------------  ------------------  -------------------
Period ended December 31, 2007

   Unit Value                            $ 13.152142        $ 8.839424      $   8.710637        $ 13.229328          $ 12.340150
   (1) Net Assets (in thousands)         $         4        $        -      $          -        $        37          $         7
   (1) Units Outstanding (in
     thousands)                                    0                 -                 -                  3                    1
   Total Return ****                            3.33%           -11.61%*          -11.79%             -3.57%               12.84%
   Investment Income Ratio **                   1.29%             0.00%             0.00%              1.39%                0.06%
   Ratio of Expenses ***                        1.50%             1.50%             1.50%              1.50%                1.50%

Period ended December 31, 2006

   Unit Value                            $ 12.728210               n/a      $   9.874914        $ 13.719460          $ 10.935530
   Net Assets (in thousands)             $         5               n/a      $          -        $        37          $         6
   Units Outstanding (in thousands)                -               n/a                 -                  3                    1
   Total Return ****                           13.37%              n/a             -1.25%*            15.74%                7.72%
   Investment Income Ratio **                   1.43%              n/a              0.00%              2.13%                0.10%
   Ratio of Expenses ***                        1.50%              n/a              1.50%              1.50%                1.50%

Period ended December 31, 2005

   Unit Value                            $ 11.227204               n/a               n/a        $ 11.853417          $ 10.152082
   Net Assets (in thousands)             $         5               n/a               n/a        $         5          $         -
   Units Outstanding (in thousands)                -               n/a               n/a                  -                    -
   Total Return ****                            2.83%              n/a               n/a               2.68%                0.76%
   Investment Income Ratio **                   1.14%              n/a               n/a               1.69%                1.21%
   Ratio of Expenses ***                        1.50%              n/a               n/a               1.50%                1.50%

Period ended December 31, 2004

   Unit Value                            $ 10.918599               n/a               n/a        $ 11.544514          $ 10.075688
   Net Assets (in thousands)             $         5               n/a               n/a        $         6          $         -
   Units Outstanding (in thousands)                -               n/a               n/a                  -                    -
   Total Return ****                            9.19%*             n/a               n/a              15.45%*               0.37%
   Investment Income Ratio **                   1.18%              n/a               n/a               0.00%                0.00%
   Ratio of Expenses ***                        1.50%              n/a               n/a               1.50%                1.50%

Period ended December 31, 2003

   Unit Value                                    n/a               n/a               n/a                n/a          $ 10.039026
   Net Assets (in thousands)                     n/a               n/a               n/a                n/a          $         -
   Units Outstanding (in thousands)              n/a               n/a               n/a                n/a                    -
   Total Return ****                             n/a               n/a               n/a                n/a                 0.39%
   Investment Income Ratio **                    n/a               n/a               n/a                n/a                 0.00%
   Ratio of Expenses ***                         n/a               n/a               n/a                n/a                 1.50%

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations May 1, 2006.

(e)   Commencement of operations December 15, 2003.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                                                                JNL/
                                              JNL/MCM                       Oppenheimer            JNL/          JNL/PIMCO
                                           Value Line 30      JNL/MCM      Global Growth       Oppenheimer      Real Return
                                            Portfolio(c)   VIP Portfolio     Portfolio     Growth Portfolio(b)  Portfolio(a)
                                           -------------   -------------   -------------   -------------------  -------------
Period ended December 31, 2007

Unit Value                                  $ 9.950144          n/a         $ 17.067874        $ 10.553965      $ 10.932076
   (1) Net Assets (in thousands)            $        -          n/a         $        54        $         -      $         -
   (1) Units Outstanding (in thousands)              -          n/a                   3                  -                -
   Total Return ****                             -0.50%*        n/a                4.73%              8.02%            9.32%*
   Investment Income Ratio **                     0.00%         n/a                0.92%              0.00%            0.00%
   Ratio of Expenses ***                          1.50%         n/a                1.50%              1.50%            1.50%

Period ended December 31, 2006

   Unit Value                                      n/a          n/a         $ 16.296430        $  9.770807              n/a
   Net Assets (in thousands)                       n/a          n/a         $        60        $         -              n/a
   Units Outstanding (in thousands)                n/a          n/a                   4                  -              n/a
   Total Return ****                               n/a          n/a               15.22%              3.33%             n/a
   Investment Income Ratio **                      n/a          n/a                0.57%              0.00%             n/a
   Ratio of Expenses ***                           n/a          n/a                1.50%              1.50%             n/a

Period ended December 31, 2005

   Unit Value                                      n/a          n/a         $ 14.143248        $  9.455830              n/a
   Net Assets (in thousands)                       n/a          n/a         $        33        $         -              n/a
   Units Outstanding (in thousands)                n/a          n/a                   2                  -              n/a
   Total Return ****                               n/a          n/a               12.05%              7.54%             n/a
   Investment Income Ratio **                      n/a          n/a                0.23%              0.00%             n/a
   Ratio of Expenses ***                           n/a          n/a            1104.237%              1.50%             n/a

Period ended December 31, 2004

   Unit Value                                      n/a          n/a         $ 12.622076        $  8.792784              n/a
   Net Assets (in thousands)                       n/a          n/a         $        18        $         -              n/a
   Units Outstanding (in thousands)                n/a          n/a                   1                  -              n/a
   Total Return ****                               n/a          n/a               16.18%              2.68%             n/a
   Investment Income Ratio **                      n/a          n/a                0.20%              0.00%             n/a
   Ratio of Expenses ***                           n/a          n/a                1.50%              1.50%             n/a

Period ended December 31, 2003

   Unit Value                                      n/a          n/a         $ 10.864024        $  8.563684              n/a
   Net Assets (in thousands)                       n/a          n/a         $         1        $         -              n/a
   Units Outstanding (in thousands)                n/a          n/a                   -                  -              n/a
   Total Return ****                               n/a          n/a               38.46%             16.03%             n/a
   Investment Income Ratio **                      n/a          n/a                0.00%              0.00%             n/a
   Ratio of Expenses ***                           n/a          n/a                1.50%              1.50%             n/a

                                                                 JNL/           JNL/            JNL/
                                              JNL/PIMCO      PPM America    PPM America     PPM America         JNL/Putnam
                                             Total Return    Core Equity     High Yield     Value Equity          Midcap
                                            Bond Portfolio    Portfolio    Bond Portfolio    Portfolio     Growth Portfolio(d)
                                            --------------   -----------   --------------   ------------   -------------------
Period ended December 31, 2007

   Unit Value                                $ 13.115069     $ 8.212878     $ 12.108991     $ 10.664030        $ 8.861207
   (1) Net Assets (in thousands)             $        26     $       31     $         -     $       206        $        -
   (1) Units Outstanding (in thousands)                2              4               -              19                 -
   Total Return ****                                6.63%         -8.64%          -2.58%          -7.04%            -2.30%
   Investment Income Ratio **                       4.68%          0.38%           0.00%           0.66%             0.00%
   Ratio of Expenses ***                            1.50%          1.50%           1.50%           1.50%             1.50%

Period ended December 31, 2006

   Unit Value                                $ 12.299970     $ 8.989123     $ 12.430310     $ 11.471370        $ 9.069530
   Net Assets (in thousands)                 $        24     $       31     $         -     $       221        $        -
   Units Outstanding (in thousands)                    2              3               -              19                 -
   Total Return ****                                1.94%         12.06%           8.87%          11.35%             4.16%
   Investment Income Ratio **                       3.67%          0.55%           0.00%           0.03%             0.00%
   Ratio of Expenses ***                            1.50%          1.50%           1.50%           1.50%             1.50%

Period ended December 31, 2005

   Unit Value                                $ 12.066270     $ 8.021811     $ 11.417303     $ 10.302251        $ 8.707034
   Net Assets (in thousands)                 $        24     $        4     $         -     $       199        $        -
   Units Outstanding (in thousands)                    2              -               -              19                 -
   Total Return ****                                0.79%          7.13%           0.18%           3.35%            10.45%
   Investment Income Ratio **                       2.03%          0.78%           0.00%           1.05%             0.00%
   Ratio of Expenses ***                            1.50%          1.50%           1.50%           1.50%             1.50%

Period ended December 31, 2004

   Unit Value                                $ 11.971555     $ 7.487614     $ 11.397306     $  9.968368        $ 7.883303
   Net Assets (in thousands)                 $        55     $        5     $         -     $       169        $        -
   Units Outstanding (in thousands)                    5              1               -              17                 -
   Total Return ****                                2.89%         11.36%           6.61%           8.12%            16.86%
   Investment Income Ratio **                       1.66%          0.33%           0.00%           1.42%             0.00%
   Ratio of Expenses ***                            1.50%          1.50%           1.50%           1.50%             1.50%

Period ended December 31, 2003

   Unit Value                                $ 11.634908     $ 6.723913     $ 10.690846     $  9.219465        $ 6.746222
   Net Assets (in thousands)                 $        56     $       15     $         -     $       165        $        5
   Units Outstanding (in thousands)                    5              2               -              18                 1
   Total Return ****                                3.22%         25.33%           6.91%*         22.70%            31.48%
   Investment Income Ratio **                       1.31%          0.34%           0.00%           1.22%             0.00%
   Ratio of Expenses ***                            1.50%          1.50%           1.50%           1.50%             1.50%

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                                               JNL/S&P             JNL/               JNL/             JNL/S&P
                                                             Competitive     S&P Disciplined    S&P Disciplined      Disciplined
                                            JNL/S&P 4         Advantage           Growth            Moderate           Moderate
                                          Portfolio(b)      Portfolio(b)       Portfolio(a)       Portfolio(a)   Growth Portfolio(a)
                                          -------------     ------------     ---------------    ---------------  -------------------
Period ended December 31, 2007

   Unit Value                              $ 9.918581       $ 9.914486         $ 10.498337       $ 10.547636        $ 10.518055
   (1) Net Assets (in thousands)           $        -       $        -         $         -       $         -        $         -
   (1) Units Outstanding (in thousands)             -                -                   -                 -                  -
   Total Return ****                            -0.81%*          -0.86%*              4.98%*            5.48%*             5.18%*
   Investment Income Ratio **                    0.00%            0.00%               0.00%             0.00%              0.00%
   Ratio of Expenses ***                         1.50%            1.50%               1.50%             1.50%              1.50%

Period ended December 31, 2006

   Unit Value                                     n/a              n/a                 n/a               n/a                n/a
   Net Assets (in thousands)                      n/a              n/a                 n/a               n/a                n/a
   Units Outstanding (in thousands)               n/a              n/a                 n/a               n/a                n/a
   Total Return ****                              n/a              n/a                 n/a               n/a                n/a
   Investment Income Ratio **                     n/a              n/a                 n/a               n/a                n/a
   Ratio of Expenses ***                          n/a              n/a                 n/a               n/a                n/a

Period ended December 31, 2005

   Unit Value                                     n/a              n/a                 n/a               n/a                n/a
   Net Assets (in thousands)                      n/a              n/a                 n/a               n/a                n/a
   Units Outstanding (in thousands)               n/a              n/a                 n/a               n/a                n/a
   Total Return ****                              n/a              n/a                 n/a               n/a                n/a
   Investment Income Ratio **                     n/a              n/a                 n/a               n/a                n/a
   Ratio of Expenses ***                          n/a              n/a                 n/a               n/a                n/a

Period ended December 31, 2004

   Unit Value                                     n/a              n/a                 n/a               n/a                n/a
   Net Assets (in thousands)                      n/a              n/a                 n/a               n/a                n/a
   Units Outstanding (in thousands)               n/a              n/a                 n/a               n/a                n/a
   Total Return ****                              n/a              n/a                 n/a               n/a                n/a
   Investment Income Ratio **                     n/a              n/a                 n/a               n/a                n/a
   Ratio of Expenses ***                          n/a              n/a                 n/a               n/a                n/a

Period ended December 31, 2003

   Unit Value                                     n/a              n/a                 n/a               n/a                n/a
   Net Assets (in thousands)                      n/a              n/a                 n/a               n/a                n/a
   Units Outstanding (in thousands)               n/a              n/a                 n/a               n/a                n/a
   Total Return ****                              n/a              n/a                 n/a               n/a                n/a
   Investment Income Ratio **                     n/a              n/a                 n/a               n/a                n/a
   Ratio of Expenses ***                          n/a              n/a                 n/a               n/a                n/a

                                             JNL/S&P                               JNL/                JNL/
                                         Dividend Income      JNL/S&P          S&P Managed         S&P Managed          JNL/
                                            & Growth      Intrinsic Value       Aggressive        Conservative      S&P Managed
                                           Portfolio(b)     Portfolio(b)   Growth Portfolio(c)      Portfolio    Growth Portfolio(c)
                                         ---------------  ---------------  -------------------    ------------   -------------------
Period ended December 31, 2007

   Unit Value                              $ 9.764726       $ 9.917200         $ 14.518561             n/a          $ 14.018021
   (1) Net Assets (in thousands)           $        -       $        -         $       131             n/a          $       111
   (1) Units Outstanding (in thousands)             -                -                   9             n/a                    8
   Total Return ****                            -2.35%*          -0.83%*              7.54%            n/a                 7.07%
   Investment Income Ratio **                    0.00%            0.00%               1.54%            n/a                 1.67%
   Ratio of Expenses ***                         1.50%            1.50%               1.50%            n/a                 1.50%

Period ended December 31, 2006

   Unit Value                                     n/a              n/a         $ 13.501060             n/a          $ 13.091850
   Net Assets (in thousands)                      n/a              n/a         $       214             n/a          $       104
   Units Outstanding (in thousands)               n/a              n/a                  16             n/a                    8
   Total Return ****                              n/a              n/a               13.85%            n/a                12.45%
   Investment Income Ratio **                     n/a              n/a                0.65%            n/a                 1.02%
   Ratio of Expenses ***                          n/a              n/a                1.50%            n/a                 1.50%

Period ended December 31, 2005

   Unit Value                                     n/a              n/a         $ 11.858646             n/a          $ 11.642288
   Net Assets (in thousands)                      n/a              n/a         $       188             n/a          $        92
   Units Outstanding (in thousands)               n/a              n/a                  16             n/a                    8
   Total Return ****                              n/a              n/a                6.87%            n/a                 5.84%
   Investment Income Ratio **                     n/a              n/a                0.80%            n/a                 1.20%
   Ratio of Expenses ***                          n/a              n/a                1.50%            n/a                 1.50%

Period ended December 31, 2004

   Unit Value                                     n/a              n/a         $ 11.096794             n/a          $ 10.999866
   Net Assets (in thousands)                      n/a              n/a         $       182             n/a          $        87
   Units Outstanding (in thousands)               n/a              n/a                  16             n/a                    8
   Total Return ****                              n/a              n/a               10.97%*           n/a                10.00%*
   Investment Income Ratio **                     n/a              n/a                0.17%            n/a                 0.99%
   Ratio of Expenses ***                          n/a              n/a                1.50%            n/a                 1.50%

Period ended December 31, 2003

   Unit Value                                     n/a              n/a                 n/a             n/a                  n/a
   Net Assets (in thousands)                      n/a              n/a                 n/a             n/a                  n/a
   Units Outstanding (in thousands)               n/a              n/a                 n/a             n/a                  n/a
   Total Return ****                              n/a              n/a                 n/a             n/a                  n/a
   Investment Income Ratio **                     n/a              n/a                 n/a             n/a                  n/a
   Ratio of Expenses ***                          n/a              n/a                 n/a             n/a                  n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                                JNL/               JNL/
                                            S&P Managed        S&P Managed           JNL/S&P           JNL/S&P           JNL/S&P
                                              Moderate           Moderate        Retirement 2015   Retirement 2020   Retirement 2025
                                             Portfolio     Growth Portfolio(b)     Portfolio(c)      Portfolio(c)      Portfolio(c)
                                            -----------    -------------------   ---------------   ---------------   ---------------
Period ended December 31, 2007

   Unit Value                                  n/a            $ 13.475087         $ 11.665203       $ 11.831616       $ 11.975699
   (1) Net Assets (in thousands)               n/a            $       991         $         -       $         -       $         -
   (1) Units Outstanding (in thousands)        n/a                     74                   -                 -                 -
   Total Return ****                           n/a                   7.03%               7.57%             7.83%             8.46%
   Investment Income Ratio **                  n/a                   1.92%               0.00%             0.00%             0.00%
   Ratio of Expenses ***                       n/a                   1.50%               1.50%             1.50%             1.50%

Period ended December 31, 2006

   Unit Value                                  n/a            $ 12.590260         $ 10.844690       $ 10.972860       $ 11.041870
   Net Assets (in thousands)                   n/a            $     1,077         $         -       $         -       $         -
   Units Outstanding (in thousands)            n/a                     86                   -                 -                 -
   Total Return ****                           n/a                  10.51%               8.45%*            9.73%*           10.42%*
   Investment Income Ratio **                  n/a                   1.27%               0.00%             0.00%             0.00%
   Ratio of Expenses ***                       n/a                   1.50%               1.50%             1.50%             1.50%

Period ended December 31, 2005

   Unit Value                                  n/a            $ 11.393084                 n/a               n/a               n/a
   Net Assets (in thousands)                   n/a            $     1,032                 n/a               n/a               n/a
   Units Outstanding (in thousands)            n/a                     91                 n/a               n/a               n/a
   Total Return ****                           n/a                   4.83%                n/a               n/a               n/a
   Investment Income Ratio **                  n/a                   1.48%                n/a               n/a               n/a
   Ratio of Expenses ***                       n/a                   1.50%                n/a               n/a               n/a

Period ended December 31, 2004

   Unit Value                                  n/a            $ 10.867864                 n/a               n/a               n/a
   Net Assets (in thousands)                   n/a            $     1,152                 n/a               n/a               n/a
   Units Outstanding (in thousands)            n/a                    106                 n/a               n/a               n/a
   Total Return ****                           n/a                   8.68%*               n/a               n/a               n/a
   Investment Income Ratio **                  n/a                   1.19%                n/a               n/a               n/a
   Ratio of Expenses ***                       n/a                   1.50%                n/a               n/a               n/a

Period ended December 31, 2003

   Unit Value                                  n/a                    n/a                 n/a               n/a               n/a
   Net Assets (in thousands)                   n/a                    n/a                 n/a               n/a               n/a
   Units Outstanding (in thousands)            n/a                    n/a                 n/a               n/a               n/a
   Total Return ****                           n/a                    n/a                 n/a               n/a               n/a
   Investment Income Ratio **                  n/a                    n/a                 n/a               n/a               n/a
   Ratio of Expenses ***                       n/a                    n/a                 n/a               n/a               n/a

                                               JNL/
                                          S&P Retirement         JNL/S&P            JNL/Select        JNL/Select            JNL/
                                              Income           Total Yield           Balanced        Money Market      Select Value
                                           Portfolio(c)        Portfolio(a)        Portfolio(b)       Portfolio          Portfolio
                                          --------------       ------------        ------------      ------------      ------------
Period ended December 31, 2007

   Unit Value                              $ 11.150427         $ 10.062811        $ 13.379374        $ 10.667832           n/a
   (1) Net Assets (in thousands)           $         -         $         -        $        79        $         -           n/a
   (1) Units Outstanding (in thousands)              -                   -                  6                  -           n/a
   Total Return ****                              5.31%               0.63%*             5.88%              3.17%          n/a
   Investment Income Ratio **                     0.00%               0.00%              2.42%              0.13%          n/a
   Ratio of Expenses ***                          1.50%               1.50%              1.50%              1.50%          n/a

Period ended December 31, 2006

   Unit Value                              $ 10.588360                 n/a        $ 12.635820        $ 10.339970           n/a
   Net Assets (in thousands)               $         -                 n/a        $        75        $        35           n/a
   Units Outstanding (in thousands)                  -                 n/a                  6                  3           n/a
   Total Return ****                              5.88%*               n/a              11.97%              2.97%          n/a
   Investment Income Ratio **                     0.00%                n/a               2.54%              4.41%          n/a
   Ratio of Expenses ***                          1.50%                n/a               1.50%              1.50%          n/a

Period ended December 31, 2005

   Unit Value                                      n/a                 n/a        $ 11.285278        $ 10.041958           n/a
   Net Assets (in thousands)                       n/a                 n/a        $        84        $       142           n/a
   Units Outstanding (in thousands)                n/a                 n/a                  7                 14           n/a
   Total Return ****                               n/a                 n/a               3.74%              1.18%          n/a
   Investment Income Ratio **                      n/a                 n/a               3.57%              2.66%          n/a
   Ratio of Expenses ***                           n/a                 n/a               1.50%              1.50%          n/a

Period ended December 31, 2004

   Unit Value                                      n/a                 n/a        $ 10.878813        $  9.924430           n/a
   Net Assets (in thousands)                       n/a                 n/a        $        95        $       140           n/a
   Units Outstanding (in thousands)                n/a                 n/a                  9                 14           n/a
   Total Return ****                               n/a                 n/a               8.79%*            -0.72%          n/a
   Investment Income Ratio **                      n/a                 n/a               0.10%              0.70%          n/a
   Ratio of Expenses ***                           n/a                 n/a               1.50%              1.50%          n/a

Period ended December 31, 2003

   Unit Value                                      n/a                 n/a                n/a        $  9.996169           n/a
   Net Assets (in thousands)                       n/a                 n/a                n/a        $       287           n/a
   Units Outstanding (in thousands)                n/a                 n/a                n/a                 29           n/a
   Total Return ****                               n/a                 n/a                n/a              -1.03%          n/a
   Investment Income Ratio **                      n/a                 n/a                n/a               0.47%          n/a
   Ratio of Expenses ***                           n/a                 n/a                n/a               1.50%          n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations December 3, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations January 17, 2006.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)

                                               JNL/T.Rowe          JNL/T.Rowe       JNL/T.Rowe
                                           Price Established      Price Mid-Cap     Price Value
                                          Growth Portfolio(a)   Growth Portfolio   Portfolio(a)
                                          -------------------   ----------------   ------------
Period ended December 31, 2007

   Unit Value                                $ 13.896324          $ 16.674134      $ 13.870611
   (1) Net Assets (in thousands)             $        79          $        34      $        91
   (1) Units Outstanding (in thousands)                6                    2                7
   Total Return ****                                8.47%               15.46%           -0.66%
   Investment Income Ratio **                       1.10%                1.29%            2.15%
   Ratio of Expenses ***                            1.50%                1.50%            1.50%

Period ended December 31, 2006

   Unit Value                                $ 12.811500          $ 14.440930      $ 13.962970
   Net Assets (in thousands)                 $        42          $        37      $        91
   Units Outstanding (in thousands)                    3                    3                7
   Total Return ****                               12.01%                5.21%           18.24%
   Investment Income Ratio **                       0.44%                0.82%            1.45%
   Ratio of Expenses ***                            1.50%                1.50%            1.50%

Period ended December 31, 2005

   Unit Value                                $ 11.437992          $ 13.725926      $ 11.809284
   Net Assets (in thousands)                 $        38          $        42      $        50
   Units Outstanding (in thousands)                    3                    3                4
   Total Return ****                                4.51%               12.40%            4.57%
   Investment Income Ratio **                       0.21%                0.36%            1.99%
   Ratio of Expenses ***                            1.50%                1.50%            1.50%

Period ended December 31, 2004

   Unit Value                                $ 10.943963          $ 12.211635      $ 11.293156
   Net Assets (in thousands)                 $         -          $        29      $         -
   Units Outstanding (in thousands)                    -                    2                -
   Total Return ****                                9.44%*              16.28%           12.93%*
   Investment Income Ratio **                       0.00%                0.00%            0.00%
   Ratio of Expenses ***                            1.50%                1.50%            1.50%

Period ended December 31, 2003

   Unit Value                                        n/a          $ 10.502136              n/a
   Net Assets (in thousands)                         n/a          $        11              n/a
   Units Outstanding (in thousands)                  n/a                    1              n/a
   Total Return ****                                 n/a                36.54%             n/a
   Investment Income Ratio **                        n/a                 0.00%             n/a
   Ratio of Expenses ***                             n/a                 1.50%             n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2004.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account II (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2007, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2007 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account II as listed in Note 1 of the financial statements as of December 31, 2007, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 25, 2008

                                                               [GRAPHIC OMITTED]


                                                 Jackson National Life Insurance
                                                             Company of New York


                                                            Financial Statements

                                                               December 31, 2007

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm                        1


Balance Sheets                                                                 2


Income Statements                                                              3


Statements of Stockholder's Equity and Comprehensive Income                    4


Statements of Cash Flows                                                       5


Notes to Financial Statements                                                  6

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP").

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 5) assumptions and estimates associated with the Company's tax positions.

     CHANGES IN ACCOUNTING PRINCIPLES
     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159, which is effective for fiscal years beginning after November 15, 2007, allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Adoption will not have an initial impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48") concurrent with Prudential's adoption of FIN 48. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The Company does not have a liability for tax exposure reserves as of December 31, 2007 and 2006, and does not anticipate any material change in the total amount of unrecognized tax benefits over the subsequent 12-month period. The adoption did not have an initial impact on the Company's financial statements.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's financial statements.

     In May 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have an initial impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are
     amortized  over  the  estimated   redemption  period.  All
     fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to fair value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income. During 2006, $60 thousand of investment income was recognized related to trading securities held at December 31, 2006. There was no investment income recognized in 2007 or 2005 on trading securities held at December 31, 2007 or 2005.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. The liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative liability of $0.6 million, $(1.5) million and $0.4 million in 2007, 2006 and 2005, respectively, is included in change in reserves, net of reinsurance recoverables. The fair value of the embedded derivative liability (asset) of $(0.9) million and $(1.5) million at December 31, 2007 and 2006, respectively, is included in reinsurance recoverable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative liability of $3.5 million, $(2.0) million and $(1.1) million in 2007, 2006 and 2005, respectively, is included in change in reserves, net of reinsurance recoverables. The fair value of the embedded derivative liability (asset) of $(0.1) million and $(3.6) million at December 31, 2007 and 2006, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been adjusted by $3.6 million and $(5.0) million at December 31, 2007 and 2006, respectively.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been adjusted by $0.7 million and $(1.0) million at December 31, 2007 and 2006, respectively.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. With few exceptions, the Company is generally no longer subject to U.S.
     federal, state and local income tax examinations by tax authorities for years prior to 2004.

     The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,678.6 million and $1,224.9 million at December 31, 2007 and 2006, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and are included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Estimates of fair value for fixed maturity securities are primarily based on or derived from observable valuation inputs, such as broker-dealer quotes, market interest rates, credit quality spreads and liquidity premiums. Market prices obtained from independent pricing services, if available, are used as estimates of fair value, otherwise estimates are developed internally.

     At December 31, 2007 and 2006, fixed maturity securities valued internally had an amortized cost of $164.5 million and $177.2 million, respectively, and an estimated fair value, based on the observable valuation inputs described above, of $162.0 million and $174.9 million, respectively.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.26 billion and $1.21 billion, respectively, at December 31, 2007 and $1.35 billion and $1.31 billion, respectively, at December 31, 2006.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,592.2 million and $1,160.2 million at December 31, 2007 and 2006, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds and asset-backed securites. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2007, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2007, there were no investments rated by the Company's affiliated investment advisor. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                            PERCENT OF TOTAL
                                            FIXED MATURITIES
INVESTMENT RATING                          DECEMBER 31, 2007
------------------                         --------------------
AAA                                                21.0%
AA                                                  9.3%
A                                                  25.6%
BBB                                                40.3%
                                           --------------------
Investment grade                                   96.2%
                                           --------------------
BB                                                  3.3%
B and below                                         0.5%
                                           --------------------
Below investment grade                              3.8%
                                           --------------------
Total fixed maturities                            100.0%
                                           ====================


The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $17 thousand, respectively, at December 31, 2007. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2007 were zero and $17 thousand, respectively, and for the 12 months preceding December 31, 2006 were zero and $17 thousand, respectively.

The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities are as follows (in thousands):

                               COST OR            GROSS              GROSS
                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                COST             GAINS             LOSSES            VALUE
                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $ 507              $ 23                $ -            $ 530
Public utilities                    88,965             3,233                285           91,913
Corporate securities               798,128            16,305             15,217          799,216
Asset-backed securities            378,026             2,752             15,635          365,143
                            ---------------   ---------------   ----------------
                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities         $ 1,265,626          $ 22,313           $ 31,137      $ 1,256,802
                            ===============   ===============   ================  ===============

Equities                             $ 261             $ 147                $ 4            $ 404
                            ===============   ===============   ================  ===============


                               COST OR            GROSS              GROSS
                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2006                COST             GAINS             LOSSES            VALUE
                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $ 509               $ -                $ 2            $ 507
Public utilities                   126,532             3,919                376          130,075
Corporate securities               979,901            17,470             10,975          986,396
Asset-backed securities            326,510             3,643              2,941          327,212
                            ---------------   ---------------   ----------------
                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities         $ 1,433,452          $ 25,032           $ 14,294      $ 1,444,190
                            ===============   ===============   ================  ===============

Equities                             $ 261              $ 37                $ -            $ 298
                            ===============   ===============   ================  ===============


The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                           AMORTIZED            FAIR
                                              COST              VALUE
                                         ---------------   ----------------
Due in 1 year or less                          $ 32,191           $ 32,309
Due after 1 year through 5 years                474,638            487,201
Due after 5 years through 10 years              355,883            348,090
Due after 10 years through 20 years              24,248             23,393
Due after 20 years                                  640                666
Asset-backed securities                         378,026            365,143
                                         ---------------   ----------------
Total                                       $ 1,265,626        $ 1,256,802
                                         ===============   ================


U.S. Treasury securities with a carrying value of $530 thousand and $507 thousand at December 31, 2007 and 2006, respectively, were on deposit with the State of New York as required by state insurance law.

The fair value and the amount of gross  unrealized  losses in accumulated  other
comprehensive   income  (loss)  in  stockholder's  equity  are  as  follows  (in thousands):

------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                       GROSS                       GROSS                      GROSS
                                     UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2007                      LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Fixed Maturities
------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ -           $ -          $ -           $ -           $ -           $ -
------------------------------------------------------------------------------------------------------------------
Public utilities                          20         5,652          265         9,835           285        15,487
------------------------------------------------------------------------------------------------------------------
Corporate securities                   5,812       131,584        9,405       201,372        15,217       332,956
------------------------------------------------------------------------------------------------------------------
Asset-backed securities                8,234       133,759        7,401        73,700        15,635       207,459
------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           14,066       270,995       17,071       284,907        31,137       555,902
------------------------------------------------------------------------------------------------------------------
Equities                                   4             7            -             -             4             7
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------
securities                          $ 14,070     $ 271,002     $ 17,071     $ 284,907      $ 31,141     $ 555,909
--------------------------------=============-=============-============-=============-=============-=============
--------------------------------=============-=============-============-=============-=============-=============


------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                       GROSS                       GROSS                      GROSS
                                     UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2006                      LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Fixed Maturities
------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ 2         $ 507          $ -           $ -           $ 2         $ 507
------------------------------------------------------------------------------------------------------------------
Public utilities                         108        27,906          268         7,018           376        34,924
------------------------------------------------------------------------------------------------------------------
Corporate securities                   1,442       126,230        9,533       320,824        10,975       447,054
------------------------------------------------------------------------------------------------------------------
Asset-backed securities                  212        43,551        2,729       108,746         2,941       152,297
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------
securities                           $ 1,764     $ 198,194     $ 12,530     $ 436,588      $ 14,294     $ 634,782
--------------------------------=============-=============-============-=============-=============-=============
--------------------------------=============-=============-============-=============-=============-=============

The Company defines its exposure to subprime mortgages as investments in securities collateralized by residential mortgage loans in which the underlying borrowers have a FICO score of 659 or lower. The Company's amortized cost and fair value of mortgage-backed securities collateralized by subprime mortgages were $25.2 million and $23.6 million, respectively, at December 31, 2007. All investments in subprime related mortgage-backed securities are AAA rated by at least one NRSRO. The Company's amortized cost and fair value of mortgage-backed securities collateralized by Alt-A mortgages were $58.4 million and $53.9 million, respectively, at December 31, 2007. All investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.

The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the income statement.

There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the income statement in future periods.

The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector, change, the Company may sell the security prior to its maturity and realize a loss.

Based on ratings by nationally recognized statistical rating organizations, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2007, 75.6% were investment grade, 4.7% were below investment grade and 19.7% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 16.8% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2007, the industries representing the larger unrealized losses included financial services (11.5% of fixed maturities gross unrealized losses) and construction materials (10.7%). The largest unrealized loss related to a single corporate obligor was $0.9 million at December 31, 2007.

The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2007 were as follows (in thousands):

Less than one year                                                 $ 36
One to five years                                                 3,794
Five to ten years                                                10,255
More than ten years                                               1,417
Asset-backed securities                                          15,635
                                                        ---------------
Total gross unrealized losses                                  $ 31,137
                                                        ===============

SECURITIES LENDING
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2007 and 2006, the estimated fair value of loaned securities was $9.6 million and $3.3 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $9.9 million and $3.4 million at December 31, 2007 and 2006, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

All investment income for 2007, 2006 and 2005 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $600 thousand, $740 thousand and $579 thousand in 2007, 2006 and 2005, respectively.

Net realized gains (losses) on investments were as follows (in thousands):

------------------------------------------------------------------------------
                                       YEARS ENDED DECEMBER 31,
                               2007              2006               2005
------------------------------------------------------------------------------
Sales of fixed maturities:
------------------------------------------------------------------------------
Gross gains                   $ 3,177           $ 2,949             $ 1,828
------------------------------------------------------------------------------
Gross losses                   (3,826)           (2,873)             (1,906)
------------------------------------------------------------------------------
Sales of equities:
------------------------------------------------------------------------------
Gross gains                         -                 5                  -
------------------------------------------------------------------------------
Impairment losses              (1,883)                -               (158)
------------------------------------------------------------------------------
Total                         $(2,532)           $  81             $  (236)
---------------------------===============--================---===============

6.   REINSURANCE

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

The effect of reinsurance on premiums was as follows (in thousands):

--------------------------------------------------------------------------------
                                          Years ended December 31,
--------------------------------------------------------------------------------
                                  2007              2006              2005
--------------------------------------------------------------------------------
Direct premiums               $    714   $           723   $           637
--------------------------------------------------------------------------------
Less reinsurance ceded:
--------------------------------------------------------------------------------
Life                              (583)             (636)             (518)
--------------------------------------------------------------------------------
Guaranteed annuity benefits       (781)             (667)             (494)
--------------------------------------------------------------------------------
Net premiums                  $   (650)   $         (580)   $         (375)
-----------------------------================--================--===============
-----------------------------================--================--===============

Components of the reinsurance recoverable asset were as follows (in thousands):

-------------------------------------------------------------------------
                                                DECEMBER 31,
                                          2007              2006
-------------------------------------------------------------------------
Ceded reserves                        $    874            $  1,635
-------------------------------------------------------------------------
Ceded claims liability                     135                   -
-------------------------------------------------------------------------
Ceded other                                  5                   9
-------------------------------------------------------------------------
Total                                 $ 1,014              $  1,644
-------------------------------------================--================--
-------------------------------------================--================--

7.   FEDERAL INCOME TAXES

The components of the provision for federal income taxes were as follows (in thousands):

---------------------------------------------------------------------------
                                     YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------
                            2007              2006              2005
---------------------------------------------------------------------------
Current tax expense       $ 3,834           $ 5,291            $ 3,852
---------------------------------------------------------------------------
Deferred tax expense        3,808             5,018             5,214
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Income tax expense        $ 7,642           $10,309            $ 9,066
-----------------------================--================--================
-----------------------================--================--================

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2007, 2006 and 2005 as follows (in thousands):

-----------------------------------------------------------------------------
                                             YEARS ENDED DECEMBER 31,
                                      2007              2006           2005
-----------------------------------------------------------------------------
Income taxes at statutory rate      $ 10,756         $ 10,939        $ 9,067
-----------------------------------------------------------------------------
Dividends received deduction         (2,828)             (630)             -
-----------------------------------------------------------------------------
Other                                  (286)                -             (1)
-----------------------------------------------------------------------------
Provision for federal income taxes$   7,642          $ 10,309        $ 9,066
----------------------------------===============--=============--===========
----------------------------------===============--=============--===========
-----------------------------------------------------------------------------
Effective tax rate                    24.9%             33.0%          35.0%
----------------------------------===============--=============--===========
----------------------------------===============--=============--===========

Federal income taxes of $1.6 million, $4.0 million and $6.2 million were paid to Jackson in 2007, 2006 and 2005, respectively.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

----------------------------------------------------------------------------------------------
                                                                           DECEMBER 31,
                                                                      2007              2006
----------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
----------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
----------------------------------------------------------------------------------------------
Policy reserves and other insurance items                          $ 36,027          $ 36,261
----------------------------------------------------------------------------------------------
Investments                                                             109                98
----------------------------------------------------------------------------------------------
Net unrealized losses on available for sale securities                3,038                 -
----------------------------------------------------------------------------------------------
Other, net                                                              844               858
----------------------------------------------------------------------------------------------
Total gross deferred tax asset                                       40,018            37,217
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GROSS DEFERRED TAX LIABILITY
----------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
----------------------------------------------------------------------------------------------
Deferred acquisition costs and sales inducements                    (52,663)          (45,507)
----------------------------------------------------------------------------------------------
Net unrealized gains on available for sale securities                     -            (3,792)
----------------------------------------------------------------------------------------------
Total gross deferred tax liability                                  (52,663)          (49,299)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                   $     (12,645)    $     (12,082)
-------------------------------------------------------------===============--================
-------------------------------------------------------------===============--================

Management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2007, the Company had no federal tax capital loss carryforwards available for future use.

In August 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007 and 2006, the Company recognized an income tax benefit of $2.8 million and $0.6 million, respectively, related to the separate account DRD.

8.   CONTINGENCIES

Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2007, 2006 or 2005.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $132.1 million and $134.6 million at December 31, 2007 and 2006, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(4.1) million, $3.4 million and $11.9 million in 2007, 2006 and 2005, respectively.

10.  OTHER RELATED PARTY TRANSACTIONS

The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $489 thousand, $517 thousand and $522 thousand to PPM for investment advisory services during 2007, 2006 and 2005, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $6.5 million, $4.2 million and $3.9 million in 2007, 2006 and 2005, respectively.

11.  BENEFIT PLANS

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $150 thousand, $100 thousand and $49 thousand in 2007, 2006 and 2005, respectively.

The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2007 and 2006, Jackson's liability for the Company's portion of such plans totaled $2.3 million and $1.9 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled $33 thousand in 2005. There was no expense in 2007 or 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2007 and 2006, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 5, 2008

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                    DECEMBER 31,
ASSETS                                                                        2007                2006
-------------------------------------------------------------------------------------------------------
Investments:
  Cash and short-term investments                                           $ 94,316            $ 10,594
  Investments available for sale, at fair value:
    Fixed maturities (amortized cost: 2007, $1,265,626; 2006, $1,433,452)  1,256,802           1,444,190
    Equities (cost: 2007, $261; 2006, $261)                                      404                 298
  Trading securities, at fair value                                                -               1,060
  Policy loans                                                                   118                  53
    Total investments                                                      1,351,640           1,456,195


  Accrued investment income                                                   15,790              18,721
  Deferred acquisition costs                                                 154,559             128,772
  Deferred sales inducements                                                  17,140              15,660
  Reinsurance recoverable                                                      1,014               1,644
  Income taxes receivable from Parent                                              -               1,109
  Receivable from Parent                                                         394                 141
  Other assets                                                                17,637               3,657
  Separate account assets                                                  1,678,606           1,224,943
    Total assets                                                         $ 3,236,780         $ 2,850,842
---------------------------------------------------------------------------========---===================

LIABILITIES AND STOCKHOLDER'S EQUITY
  LIABILITIES
    Policy reserves and liabilities:
      Reserves for future policy benefits and claims payable                $ 21,581            $ 21,435
      Deposits on investment contracts                                     1,280,234           1,372,147
    Securities lending payable                                                 9,789               3,408
    Deferred income taxes                                                     12,645              12,082
    Income taxes payable to Parent                                             1,112                   -
    Other liabilities                                                         12,156              13,234
    Separate account liabilities                                           1,678,606           1,224,943
      Total liabilities                                                    3,016,123           2,647,249

STOCKHOLDER'S EQUITY
  Common stock, $1,000 par value; 2,000 shares
    authorized, issued and outstanding                                         2,000               2,000
  Additional paid-in capital                                                 141,000             141,000
  Accumulated other comprehensive income (loss), net
    of tax of $(1,547) in 2007 and $1,698 in 2006                             (2,872)              3,153
  Retained earnings                                                           80,529              57,440
    Total stockholder's equity                                               220,657             203,593
    Total liabilities and stockholder's equity                           $ 3,236,780         $ 2,850,842
-------------------------------------------------------------------=================---=================

INCOME STATEMENTS
(IN THOUSANDS)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2007           2006              2005
-----------------------------------------------------------------------------------------------------------------
REVENUES
  Premiums, net of reinsurance                                            $ (650)        $ (580)         $ (375)
  Net investment income                                                   83,389         87,093          86,710
  Net realized gains (losses) on investments                              (2,532)            81            (236)
  Fee income                                                              34,841         23,556          15,982
  Other income                                                                87            170             120
  Total revenues                                                         115,135        110,320         102,201

BENEFITS AND EXPENSES
  Policyholder benefits                                                    4,587          5,081           5,229
  Interest credited on deposit liabilities                                45,780         47,865          48,814
  Change in reserves, net of reinsurance recoverables                      4,613           (147)         (1,587)
  Commissions                                                             37,546         31,722          24,932
  General and administrative expenses                                      8,775          6,324           5,868
  Taxes, licenses and fees                                                   548            762            (564)
  Deferral of acquisition costs                                          (34,456)       (31,102)        (25,054)
  Deferral of sales inducements                                           (4,294)        (3,994)         (4,179)
  Amortization of deferred acquisition costs:
    Attributable to operations                                            17,610         18,384          19,180
    Attributable to net realized gains (losses) on investments              (834)            27             (81)
  Amortization of deferred sales inducements:
    Attributable to operations                                             4,683          4,139           3,753
    Attributable to net realized gains (losses) on investments              (154)             5             (15)
  Total benefits and expenses                                             84,404         79,066          76,296
  Pretax income                                                           30,731         31,254          25,905
Income tax expense                                                         7,642         10,309           9,066
  NET INCOME                                                            $ 23,089       $ 20,945        $ 16,839
--------------------------------------------------------------------===========---============---=============

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                            2007               2006              2005
--------------------------------------------------------------------------------------------------------
COMMON STOCK
Beginning and end of year                                  $ 2,000            $ 2,000           $ 2,000

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                  141,000            141,000           141,000

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                            3,153              6,733            20,377
  Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax           (6,025)            (3,580)          (13,644)
End of year                                                 (2,872)             3,153             6,733

RETAINED EARNINGS
Beginning of year                                           57,440             36,495            19,656
  Net income                                                23,089             20,945            16,839
End of year                                                 80,529             57,440            36,495

TOTAL STOCKHOLDER'S EQUITY                               $ 220,657          $ 203,593         $ 186,228
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                  YEARS ENDED DECEMBER 31,
                                                         2007               2006              2005
--------------------------------------------------------------------------------------------------------
Net income                                            $ 23,089           $ 20,945          $ 16,839
Net unrealized holding losses arising during
  the period, net of tax of $(3,221) in 2007;
  $(1,671) in 2006 and $(6,333) in 2005                 (5,979)            (3,105)          (11,761)
Reclassification adjustment for losses included
  in net income, net of tax of $(24) in 2007;
$(256) in 2006 and $(1,014) in 2005                        (46)              (475)           (1,883)

COMPREHENSIVE INCOME                                  $ 17,064           $ 17,365           $ 3,195
-----------------------------------------------------==============----===============---===============

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
----------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                              2007               2006          2005
-------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
  Net income                                                  $ 23,089       $ 20,945       $ 16,839
  Adjustments to reconcile net income to
    net cash provided by operating activities:
      Net realized (gains) losses on investments                 2,532            (81)           236
      Unrealized (gains) losses on trading portfolio                60            (60)             -
      Interest credited on deposit liabilities                  45,780         47,865         48,814
      Amortization of discount and premium on investments        2,023          2,515          3,295
      Deferred income tax provision                              3,808          5,018          5,214
      Other charges                                                 36            233           (713)
      Change in:
        Accrued investment income                                2,931          1,017            774
        Deferred sales inducements and acquisition costs       (17,022)       (12,561)        (6,398)
        Trading portfolio activity, net                          1,000         (1,000)         1,084
        Income taxes (receivable) payable to Parent              2,221          1,283         (4,808)
        Claims payable                                             305          4,741           (991)
        Other assets and liabilities, net                      (15,767)         5,251            655
NET CASH PROVIDED BY OPERATING ACTIVITIES                       50,996         75,166         64,001


CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturities and equities available for sale:
    Sales                                                      173,585        143,627         57,079
    Principal repayments, maturities, calls
      and redemptions                                          125,404        111,799        114,753
    Purchases                                                 (135,718)      (238,834)      (188,266)
    Other investing activities                                   6,316         (9,828)          (597)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES            169,587          6,764        (17,031)


CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                   558,201        451,770        348,025
    Withdrawals                                               (285,415)      (234,139)      (162,209)
Net transfers to separate accounts                            (409,647)      (312,509)      (250,512)
NET CASH USED IN FINANCING ACTIVITIES                         (136,861)       (94,878)       (64,696)


NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                     83,722        (12,948)       (17,726)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR              10,594         23,542         41,268
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $ 94,316       $ 10,594       $ 23,542
-------------------------------------------------------------=============-==============-===============

                 See accompanying notes to financial statements.

PART C.  OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                                 Not Applicable

                     (2) JNLNY Separate Account II

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2007
                            Statement of Operations for the
                              period ended December 31, 2007
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2007 and 2006
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting Firm
                            Balance Sheets for the years ended December 31,
                              2007 and 2006
                            Income Statements for the years ended December 31,
                              2007, 2006 and 2005
                            Statements of Stockholder's Equity and Comprehensive
                              Income for the years ended December 31, 2007, 2006 and 2005
                            Statements of Cash Flows for the years ended
                              December 31, 2007, 2006 and 2005
                            Notes to Financial Statements

Item 24. (b) Exhibits

Exhibit No.          Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

2.                   Not Applicable

3.a. Form of General Distributor Agreement, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

b. Form of the Perspective Advisors Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

c. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

e. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on April 30, 2002 (File Nos. 333-86933 and 811-09577).

f. Form of Guaranteed Options Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 2003 (File Nos. 333-86933 and 811-09577).

g.                   Specimen of 5% Guaranteed Minimum Withdrawal Benefit
                     With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

h. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

i. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

j. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

k. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

l. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

m. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

n. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

o. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

p. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

q. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

r. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

s. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

t. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

5. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

a. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

b. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 2004 (File Nos. 333-86933 and 811-09577).

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

b. Bylaws of Depositor, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

7.                   Not Applicable

8.                   Not Applicable

9.                   Opinion and consent of counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                  Not Applicable

12.                  Not Applicable

Item 25.             Directors and Officers of the Depositor


Name and Principal Business Address           Positions and Offices with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                                   Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary, Chief Compliance Officer,
1 Corporate Way                                   Separate Accounts, Chief Risk Officer & Director
Lansing, MI 48951

Clifford S. Hale, M.D.                            Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                                 Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                   Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


Item 27.   Number of Contract Owners as of January 31, 2008

         Qualified - 14
         Non-qualified - 41

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account II. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 31st day of March, 2008.

JNLNY Separate Account II
(Registrant)

Jackson National Life Insurance Company of New York

By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, General Counsel,
    Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, General Counsel,
    Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER *                                                 March 31, 2008
Clark P. Manning, Jr.                                             Date
President and Chief Executive Officer

THOMAS J. MEYER *                                                 March 31, 2008
Andrew B. Hopping,                                                Date
Executive Vice President, Chief Financial Officer and Director

THOMAS J. MEYER *                                                 March 31, 2008
Herbert G. May III                                                Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                                   March 31, 2008
Thomas J. Meyer                                                   Date
Senior Vice President, General Counsel, Secretary and Director

THOMAS J. MEYER *                                                 March 31, 2008
John H. Brown                                                     Date
Vice President and Director

THOMAS J. MEYER *                                                 March 31, 2008
Marianne Clone                                                    Date
Vice President and Director

THOMAS J. MEYER *                                                 March 31, 2008
Julia A. Goatley                                                  Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

THOMAS J. MEYER *                                                 March 31, 2008
Russell E. Peck                                                   Date
Vice President and Director

THOMAS J. MEYER *                                                 March 31, 2008
Gregory B. Salsbury                                               Date
Vice President and Director

THOMAS J. MEYER *                                                 March 31, 2008
Donald B. Henderson, Jr.                                          Date
Director

THOMAS J. MEYER *                                                 March 31, 2008
David C. Porteous                                                 Date
Director

THOMAS J. MEYER *                                                 March 31, 2008
Donald T. DeCarlo                                                 Date
Director

THOMAS J. MEYER *                                                 March 31, 2008
Gary A. Torgow                                                    Date
Director

THOMAS J. MEYER *                                                 March 31, 2008
John C. Colpean                                                   Date
Director

* Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary, Director and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659
and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.

Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING

Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III

Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER

Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN

John H. Brown
Vice President and Director

MARIANNE CLONE

Marianne Clone
Vice President and Director

JULIA A. GOATLEY

Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK

Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY

Gregory B. Salsbury
Vice President and Director


DONALD B. HENDERSON, JR.

Donald B. Henderson, Jr.
Director


DAVID L. PORTEUS

David L. Porteous
Director


DONALD T. DECARLO

Donald T. DeCarlo
Director


GARY H. TORGOW

Gary H. Torgow
Director


JOHN C. COLPEAN

John C. Colpean
Director




                                  EXHIBIT LIST

Exhibit No.       Description

9.      Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.